UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07432
                                                     ---------------------

                  Nuveen Premium Income Municipal Fund 4, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT April 30, 2007

                        Nuveen Investments
                        Municipal Closed-End Funds

  NUVEEN PREMIUM
INCOME MUNICIPAL
      FUND, INC.
             NPI

  NUVEEN PREMIUM
INCOME MUNICIPAL
    FUND 2, INC.
             NPM

  NUVEEN PREMIUM
INCOME MUNICIPAL
    FUND 4, INC.
             NPT


Photo of: Woman and man at the beach.
Photo of: A child.

DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger


     Chairman's
           LETTER TO SHAREHOLDERS

     Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well-balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.

"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."

     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     June 15, 2007

Nuveen Investments Municipal Closed-End Funds
NPI, NPM, NPT

Portfolio Manager's
         COMMENTS

Portfolio manager Paul Brennan reviews key investment strategies and the six-month performance of these three national Funds. With 16 years of investment experience, including 10 years at Nuveen, Paul assumed portfolio management responsibility for NPI, NPM, and NPT in July 2006.


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2007?

During this six-month period, we continued to see a further flattening of the municipal bond yield curve. In this environment, where the slope of the yield curve remained a dominant market factor, we continued to emphasize a disciplined approach to duration1 management and yield curve positioning. As part of this approach, our purchases for the Funds' portfolios focused mainly on attractively priced bonds with maturities of 25 years and longer. We believed that bonds in this part of the curve generally offered more attractive yields, better value and reward opportunities more commensurate with their risk levels.

Our duration management strategies during this period included the use of inverse floating rate trusts,2 a type of derivative financial instrument, in all three of these Funds. The inverse floaters had the dual benefit of increasing the Funds' distributable income and bringing their durations closer to our preferred strategic target. Since late 2004, we have also used forward interest rate swaps and futures contracts, which are additional types of derivative instruments, as duration management tools in Funds where we believed this would support our overall investment performance strategies. The goal of this strategy is to help us manage the Funds' net asset value (NAV) volatility without having a negative impact on their income streams or common share dividends over the short term. During this reporting period, we deployed this strategy in NPI and NPM. NPT did not use this strategy during this period because we believed its duration was adequately positioned relative to the general market.



1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 An inverse floating rate trust is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during the six-month period, are further defined within the "Notes to Financial Statements" and "Glossary of Terms Used in This Report" sections of this shareholder report.

We also continued to put an emphasis on individual credit selection. During this period, the municipal market saw steady new money issuance as well as a number of major advance refundings3 and debt restructurings, which provided us with an increased number of bonds from which to choose. For the six months ended April 30, 2007, municipal issuance nationwide totaled $223.7 billion, up 32% compared with the six-month period ended April 30, 2006. During the first four months of 2007, supply increased 37% over that of the first four months of 2006--to $135.4 billion--primarily due to a 71% increase in refundings during this period.

Much of the new supply was highly rated and/or insured, and this factor, combined with the enhanced credit quality resulting from a number of advance refundings, meant that the Funds' allocations of credits rated AAA generally increased over this period. We also continued to work to maintain our weightings of lower credit quality bonds because of their strong performance and support for the Funds' income streams. For NPT this included participating in the new offerings of California and New Jersey tobacco bonds that were issued as part of the advance refunding of older tobacco bonds in these two states. However, as credit spreads continued to tighten, we generally found fewer attractively structured lower-rated credit opportunities in the market.

In addition to reinvesting a few bond call proceeds, we selectively sold some of the Funds' holdings that were nearing redemption in order to generate cash for purchases. We also took advantage of opportunities to sell bonds that were purchased when yields were lower and replace them with newer credits that yielded comparatively more. We continued to redeploy proceeds to bonds that could help us increase the Funds' income-generating potential, such as credits with unusual types of coupons, including zero coupon and discount bonds.



3 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE
For periods ended 4/30/07

                CUMULATIVE                         ANNUALIZED
                ----------         ---------------------------------------------
                 6-MONTH           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NPI               1.47%             7.71%            6.55%             6.34%
--------------------------------------------------------------------------------
NPM               1.58%             7.94%            6.82%             6.65%
--------------------------------------------------------------------------------
NPT               1.60%             7.41%            6.23%             5.77%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index4       1.59%             5.78%            5.16%             5.81%
--------------------------------------------------------------------------------
Lipper General
Leveraged
Municipal Debt
Funds Average5    1.66%             7.42%            7.34%             6.60%
--------------------------------------------------------------------------------

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.



For the six months ended April 30, 2007, the cumulative returns on NAV for NPM and NPT performed in line with the return on the Lehman Brothers Municipal Bond Index while NPI slightly trailed this measure. All three Funds trailed the average return for the Funds' Lipper peer group for this period.

Factors that influenced the Funds' returns during this period included duration, individual security selection, exposure to lower-rated credits, sector allocations, and advance refunding activity.

As the yield curve continued to flatten over the course of this period, municipal bonds with maturities of 20 years and longer, as measured by the Lehman Brothers Municipal Bond Index, performed best, generally outpacing municipal bonds with shorter maturities. As mentioned earlier, one of our strategies during this period focused on adding longer bonds to our portfolios. Overall, this purchase activity and our duration manage-



4 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

5 The Lipper General Leveraged Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 56; 1 year, 56; 5 years, 45; and 10 years, 39. Fund and Lipper returns assume reinvestment of dividends.

ment strategies helped to extend the Funds' durations and bring them closer in line with our preferred strategic range, which was generally beneficial.

During this period, we also continued to employ strategies that we believed could help to strengthen the future income streams of our portfolios. In addition to income potential, the Funds' holdings of zero coupon bonds, which we continued to build, also provided a positive impact on performance for this period.

With bonds rated BBB or lower and non-rated bonds generally outperforming other credit quality sectors during this period, all of these Funds benefited from their weightings in lower-quality credits. The outperformance of these credit sectors was largely the result of investor demand for the higher yields typically associated with lower-rated bonds, which drove up their value. NPT had heavier exposure to subinvestment-grade bonds (those rated BB or lower) than NPI or NPM, which was especially helpful during this period.

Among the lower-rated holdings making positive contributions to the Funds' returns for this period were industrial development bonds and health-care (including hospitals) credits. Lower-rated bonds backed by the 1998 master tobacco settlement agreement, which comprised approximately 4% of the portfolios of these Funds as of April 30, 2007, also performed well.

We also continued to see positive contributions from advance refunding activity, which benefited the Funds through price appreciation and enhanced credit quality. As previously mentioned, two of the more significant advance refundings during this period involved BBB rated tobacco bonds issued by California's Golden State Tobacco Securitization Corporation and New Jersey's Tobacco Settlement Financing Corporation, which were upgraded to AAA as a result of the refundings. At the same time, holdings of older, previously pre-refunded bonds tended to underperform the general municipal market during this period, particularly those with effective maturities between 5 and 10 years.

We should also note that all three of these Funds continued to use financial leverage to provide opportunities for additional income and total return for common shareholders. However, this strategy can also add volatility to a Fund's NAV and share price. Over this period, these two characteristics tended to offset one another, and the use of leverage was generally a neutral factor in the total return performance of these three leveraged Funds.

                        Dividend and Share Price
                               INFORMATION



As previously noted, these three Funds use leverage to potentially enhance opportunities for additional income for common shareholders. Although the extent of this benefit was reduced during this period due to high short-term interest rates that, in turn, kept the Funds' borrowing costs high, the Funds' use of leverage continued to provide incremental income. Consequently, the dividends of NPI, NPM, and NPT remained stable throughout this six-month reporting period.

Due to normal portfolio activity, common shareholders of NPM also received a capital gains distribution of $0.0172 per share at the end of December 2006.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2007, NPI and NPM had positive UNII balances for both financial statement and, based on our best estimates, tax purposes, while NPT had a positive UNII balance, based on our best estimates, for tax purposes and a negative UNII balance for financial statement purposes.

As of April 30, 2007, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                             4/30/07                           6-MONTH
                            DISCOUNT                   AVERAGE DISCOUNT
--------------------------------------------------------------------------------
NPI                           -5.86%                             -6.11%
--------------------------------------------------------------------------------
NPM                           -6.07%                             -7.53%
--------------------------------------------------------------------------------
NPT                           -4.34%                             -5.27%
--------------------------------------------------------------------------------

Nuveen Premium Income Municipal Fund, Inc.
NPI

Performance
     OVERVIEW As of April 30, 2007

Pie Chart:
Credit Quality
(as a % of total investments)

AAA/U.S. Guaranteed                      65%
AA                                       11%
A                                        11%
BBB                                      10%
N/R                                       3%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share
May                                      0.0625
Jun                                      0.059
Jul                                      0.059
Aug                                      0.059
Sep                                      0.059
Oct                                      0.059
Nov                                      0.059
Dec                                      0.059
Jan                                      0.059
Feb                                      0.059
Mar                                      0.059
Apr                                      0.059

Line Chart:
Share Price Performance
Weekly Closing Price
Past performance is not predictive of future results.
5/01/06                                  13.55
                                         13.58
                                         13.55
                                         13.53
                                         13.56
                                         13.56
                                         13.38
                                         13.17
                                         13.06
                                         13.11
                                         13.17
                                         13.15
                                         13.25
                                         13.48
                                         13.63
                                         13.68
                                         13.98
                                         14.11
                                         14.1
                                         14.09
                                         13.92
                                         13.97
                                         14.03
                                         14.1
                                         13.84
                                         13.97
                                         14.14
                                         14.33
                                         14.25
                                         14.18
                                         14.06
                                         14.41
                                         14.38
                                         14.2399
                                         14.23
                                         14.25
                                         14.2
                                         14.18
                                         14.32
                                         14.3
                                         14.37
                                         14.47
                                         14.37
                                         14.39
                                         14.48
                                         14.66
                                         14.55
                                         14.48
                                         14.47
                                         14.34
                                         14.26
                                         14.35
4/30/07                                  14.31

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.31
------------------------------------
Common Share
Net Asset Value               $15.20
------------------------------------
Premium/(Discount) to NAV     -5.86%
------------------------------------
Market Yield                   4.95%
------------------------------------
Taxable-Equivalent Yield1      6.88%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $969,653
------------------------------------
Average Effective Maturity
on Securities (Years)          15.97
------------------------------------
Leverage-Adjusted Duration     10.14
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/18/88)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.79%         1.47%
------------------------------------
1-Year         11.15%         7.71%
------------------------------------
5-Year          6.76%         6.55%
------------------------------------
10-Year         6.55%         6.34%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
New York                       12.8%
------------------------------------
California                     12.3%
------------------------------------
Texas                           8.5%
------------------------------------
Illinois                        7.4%
------------------------------------
New Jersey                      4.9%
------------------------------------
South Carolina                  4.1%
------------------------------------
Washington                      4.0%
------------------------------------
Florida                         3.4%
------------------------------------
Massachusetts                   3.3%
------------------------------------
Minnesota                       3.3%
------------------------------------
Colorado                        3.1%
------------------------------------
District of Columbia            2.8%
------------------------------------
Nevada                          2.6%
------------------------------------
Pennsylvania                    2.6%
------------------------------------
Michigan                        2.4%
------------------------------------
Wisconsin                       2.1%
------------------------------------
Alabama                         2.0%
------------------------------------
Other                          18.4%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                18.9%
------------------------------------
Tax Obligation/Limited         16.0%
------------------------------------
Health Care                    13.1%
------------------------------------
Transportation                 12.9%
------------------------------------
Tax Obligation/General         12.9%
------------------------------------
Utilities                       7.3%
------------------------------------
Education and Civic
   Organizations                4.7%
------------------------------------
Other                          14.2%
------------------------------------

Nuveen Premium Income Municipal Fund 2, Inc.
NPM

Performance
     OVERVIEW As of April 30, 2007


Pie Chart:
Credit Quality
(as a % of total investments)
AAA/U.S. Guaranteed                      67%
AA                                        9%
A                                        11%
BBB                                      10%
N/R                                       3%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share2
May                                      0.064
Jun                                      0.0605
Jul                                      0.0605
Aug                                      0.0605
Sep                                      0.0575
Oct                                      0.0575
Nov                                      0.0575
Dec                                      0.0575
Jan                                      0.0575
Feb                                      0.0575
Mar                                      0.0575
Apr                                      0.0575

Line Chart:
Share Price Performance
Weekly Closing Price
Past performance is not predictive of future results.
5/01/06                                  13.6
                                         13.5
                                         13.49
                                         13.63
                                         13.82
                                         13.84
                                         13.69
                                         13.45
                                         13.31
                                         13.35
                                         13.32
                                         13.22
                                         13.28
                                         13.63
                                         13.68
                                         13.86
                                         14.12
                                         14.24
                                         14.19
                                         14.16
                                         13.95
                                         14.04
                                         14.06
                                         13.98
                                         13.67
                                         13.8
                                         13.96
                                         13.99
                                         14
                                         13.94
                                         14.05
                                         14.22
                                         14.26
                                         13.97
                                         14.07
                                         14.14
                                         14.229
                                         14.15
                                         14.12
                                         14.11
                                         14.13
                                         14.21
                                         14.42
                                         14.53
                                         14.63
                                         14.65
                                         14.36
                                         14.31
                                         14.33
                                         14.42
                                         14.36
                                         14.42
4/30/07                                  14.4


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0172 per share.


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.40
------------------------------------
Common Share
Net Asset Value               $15.33
------------------------------------
Premium/(Discount) to NAV     -6.07%
------------------------------------
Market Yield                   4.79%
------------------------------------
Taxable-Equivalent Yield1      6.65%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $630,018
------------------------------------
Average Effective Maturity
on Securities (Years)          15.75
------------------------------------
Leverage-Adjusted Duration     11.07
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/23/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.11%         1.58%
------------------------------------
1-Year         10.63%         7.94%
------------------------------------
5-Year          6.82%         6.82%
------------------------------------
10-Year         6.59%         6.65%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
California                     11.9%
------------------------------------
Illinois                       10.2%
------------------------------------
New York                       10.0%
------------------------------------
Texas                           6.7%
------------------------------------
South Carolina                  5.9%
------------------------------------
Washington                      5.6%
------------------------------------
Massachusetts                   4.1%
------------------------------------
Louisiana                       3.8%
------------------------------------
New Jersey                      3.4%
------------------------------------
Missouri                        3.1%
------------------------------------
Alabama                         2.8%
------------------------------------
Minnesota                       2.6%
------------------------------------
Ohio                            2.4%
------------------------------------
Michigan                        2.2%
------------------------------------
Nevada                          2.1%
------------------------------------
Florida                         2.0%
------------------------------------
Iowa                            2.0%
------------------------------------
Other                          19.2%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         18.7%
------------------------------------
U.S. Guaranteed                17.0%
------------------------------------
Tax Obligation/Limited         15.9%
------------------------------------
Health Care                    13.3%
------------------------------------
Utilities                      10.5%
------------------------------------
Transportation                  6.4%
------------------------------------
Education and Civic
   Organizations                4.9%
------------------------------------
Other                          13.3%
------------------------------------

Nuveen Premium Income Municipal Fund 4, Inc.
NPT

Performance
     OVERVIEW As of April 30, 2007


Pie Chart:
Credit Quality
(as a % of total investments)
AAA/U.S. Guaranteed                      77%
AA                                        8%
A                                         7%
BBB                                       4%
BB or Lower                               2%
N/R                                       2%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share
May                                      0.0575
Jun                                      0.0545
Jul                                      0.0545
Aug                                      0.0545
Sep                                      0.0545
Oct                                      0.0545
Nov                                      0.0545
Dec                                      0.0545
Jan                                      0.0545
Feb                                      0.0545
Mar                                      0.0545
Apr                                      0.0545

Line Chart:
Share Price Performance
Weekly Closing Price
Past performance is not predictive of future results.
5/01/06                                  12.17
                                         12.19
                                         12.07
                                         12.02
                                         11.95
                                         12.09
                                         12.1
                                         11.89
                                         11.9
                                         11.95
                                         11.97
                                         11.91
                                         12.23
                                         12.41
                                         12.45
                                         12.34
                                         12.55
                                         12.58
                                         12.65
                                         12.63
                                         12.62
                                         12.65
                                         12.75
                                         12.75
                                         12.58
                                         12.65
                                         12.74
                                         12.75
                                         12.79
                                         12.79
                                         12.68
                                         12.96
                                         12.97
                                         12.83
                                         12.71
                                         12.88
                                         12.88
                                         12.84
                                         12.93
                                         12.87
                                         12.95
                                         13.02
                                         12.91
                                         13.09
                                         13.05
                                         13.16
                                         13.07
                                         13.05
                                         13.16
                                         13.07
                                         12.86
                                         12.95
4/30/07                                  12.99

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

FUND SNAPSHOT
------------------------------------
Common Share Price            $12.99
------------------------------------
Common Share
Net Asset Value               $13.58
------------------------------------
Premium/(Discount) to NAV     -4.34%
------------------------------------
Market Yield                   5.03%
------------------------------------
Taxable-Equivalent Yield1      6.99%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $587,288
------------------------------------
Average Effective Maturity
on Securities (Years)          15.79
------------------------------------
Leverage-Adjusted Duration     10.42
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/19/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.07%         1.60%
------------------------------------
1-Year         12.38%         7.41%
------------------------------------
5-Year          6.40%         6.23%
------------------------------------
10-Year         6.44%         5.77%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
California                     10.9%
------------------------------------
Texas                          10.6%
------------------------------------
Illinois                       10.4%
------------------------------------
New York                        7.1%
------------------------------------
Washington                      5.9%
------------------------------------
Indiana                         5.5%
------------------------------------
Michigan                        4.2%
------------------------------------
Louisiana                       3.6%
------------------------------------
Florida                         3.4%
------------------------------------
Colorado                        3.2%
------------------------------------
New Jersey                      2.8%
------------------------------------
Nevada                          2.6%
------------------------------------
Utah                            2.5%
------------------------------------
South Carolina                  2.5%
------------------------------------
Rhode Island                    2.2%
------------------------------------
Alabama                         2.0%
------------------------------------
Maryland                        1.8%
------------------------------------
Other                          18.8%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                22.8%
------------------------------------
Tax Obligation/General         16.3%
------------------------------------
Tax Obligation/Limited         15.2%
------------------------------------
Health Care                    11.4%
------------------------------------
Utilities                      10.6%
------------------------------------
Transportation                  7.5%
------------------------------------
Water and Sewer                 4.4%
------------------------------------
Other                          11.8%
------------------------------------

                        Nuveen Premium Income Municipal Fund, Inc. (NPI)
                        Portfolio of
                                INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.3% (2.0% OF TOTAL INVESTMENTS)

$       4,050   Alabama 21st Century Authority, Tobacco Settlement Revenue            6/10 at 102.00          A-     $    4,330,503
                 Bonds, Series 2000, 6.125%, 12/01/16

                Birmingham Special Care Facilities Financing Authority, Alabama,
                Revenue Bonds, Baptist Health System Inc., Series 2005A:
        6,000    5.250%, 11/15/20                                                    11/15 at 100.00        Baa1          6,287,880
        1,300    5.000%, 11/15/30                                                    11/15 at 100.00        Baa1          1,326,689

       12,000   Birmingham Waterworks and Sewerage Board, Alabama, Water              1/17 at 100.00         AAA         11,790,000
                 and Sewerage Revenue Bonds, Series 2007A, 4.500%, 1/01/43 -
                 AMBAC Insured (UB)

        2,190   Courtland Industrial Development Board, Alabama, Pollution            6/15 at 100.00         BBB          2,249,261
                 Control Revenue Bonds, International Paper Company,
                 Series 2005A, 5.000%, 6/01/25

        5,020   DCH Health Care Authority, Alabama, Healthcare Facilities             6/12 at 101.00          A+          5,306,692
                 Revenue Bonds, Series 2002, 5.250%, 6/01/18

        1,000   Montgomery BMC Special Care Facilities Financing Authority,          11/14 at 100.00      A3 (4)          1,090,730
                 Alabama, Revenue Bonds, Baptist Medical Center, Series 2004C,
                 5.250%, 11/15/29 (Pre-refunded 11/15/14)

------------------------------------------------------------------------------------------------------------------------------------
       31,560   Total Alabama                                                                                            32,381,755
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 2.8% (1.7% OF TOTAL INVESTMENTS)

                Anchorage, Alaska, General Obligation Refunding Bonds,
                Series 2003A:
        2,000    5.250%, 9/01/17 (Pre-refunded 9/01/13) - FGIC Insured                9/13 at 100.00         AAA          2,171,800
        2,035    5.250%, 9/01/18 (Pre-refunded 9/01/13) - FGIC Insured                9/13 at 100.00         AAA          2,209,807

        5,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco          6/10 at 100.00         AAA          5,399,250
                 Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31
                 (Pre-refunded 6/01/10)

       17,500   Northern Tobacco Securitization Corporation, Alaska, Tobacco          6/14 at 100.00        Baa3         17,363,325
                 Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32

------------------------------------------------------------------------------------------------------------------------------------
       26,535   Total Alaska                                                                                             27,144,182
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 1.0% (0.6% OF TOTAL INVESTMENTS)

                Glendale Industrial Development Authority, Arizona, Revenue
                Bonds, John C. Lincoln Health Network, Series 2005B:
          500    5.250%, 12/01/24                                                    12/15 at 100.00         BBB            522,640
          660    5.250%, 12/01/25                                                    12/15 at 100.00         BBB            689,885

        3,900   Pima County Industrial Development Authority, Arizona, Lease          7/07 at 100.50         AAA          4,008,498
                 Obligation Revenue Refunding Bonds, Tucson Electric Power
                 Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

        4,130   University of Arizona, Certificates of Participation, Series 2002B,   6/12 at 100.00         AAA          4,369,994
                 5.125%, 6/01/18 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,190   Total Arizona                                                                                             9,591,017
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.8% (0.5% OF TOTAL INVESTMENTS)

          480   Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds,        12/10 at 100.00         AAA            511,066
                 Series 2000, 5.650%, 12/01/25 (Pre-refunded 12/01/10) -
                 AMBAC Insured

        5,245   University of Arkansas, Fayetteville, Athletic Facilities Revenue     9/09 at 100.00         Aaa          5,397,000
                 Bonds, Razorback Stadium, Series 1999, 5.050%, 9/15/20 -
                 AMBAC Insured

        2,000   Washington County, Arkansas, Hospital Revenue Bonds,                  2/15 at 100.00         BBB          2,050,880
                 Washington Regional Medical Center, Series 2005B,
                 5.000%, 2/01/25

------------------------------------------------------------------------------------------------------------------------------------
        7,725   Total Arkansas                                                                                            7,958,946
------------------------------------------------------------------------------------------------------------------------------------


                                       13

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 20.1% (12.3% OF TOTAL INVESTMENTS)

$       1,275   Acalanes Union High School District, Contra Costa County,             8/15 at 100.00         AAA     $    1,357,799
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/24 - FGIC Insured

        9,200   Alameda Corridor Transportation Authority, California,                  No Opt. Call         AAA          5,239,216
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/20 - AMBAC Insured

        4,000   California Department of Water Resources, Power Supply                5/12 at 101.00         Aaa          4,470,360
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/15
                 (Pre-refunded 5/01/12)

        7,200   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00         AA+          7,454,880
                 University of Southern California, Series 2005, 4.750%, 10/01/28

        1,500   California Educational Facilities Authority, Revenue Bonds,          11/15 at 100.00          A2          1,570,305
                 University of the Pacific, Series 2006, 5.000%, 11/01/30

                California Health Facilities Financing Authority, Health Facility
                Revenue Bonds, Adventist Health System/West, Series 2003A:
        3,700    5.000%, 3/01/28                                                      3/13 at 100.00           A          3,780,475
        7,000    5.000%, 3/01/33                                                      3/13 at 100.00           A          7,130,690

        5,425   California Health Facilities Financing Authority, Health Facility     7/26 at 100.00           A          5,718,981
                 Revenue Bonds, Catholic Healthcare West, Series 2004I,
                 4.950%, 7/01/26 (Mandatory put 7/01/14)

        9,560   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2          9,875,098
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27

        8,570   California Health Facilities Financing Authority, Revenue Bonds,      4/16 at 100.00          A+          8,808,675
                 Kaiser Permanante System, Series 2006, 5.000%, 4/01/37

       11,395   California State Public Works Board, Lease Revenue Bonds,               No Opt. Call           A         12,259,767
                 Department of Corrections, Series 1993E, 5.500%, 6/01/15

       23,725   California State Public Works Board, Lease Revenue Refunding          6/07 at 100.00     Aa2 (4)         23,761,534
                 Bonds, Various University of California Projects, Series 1993A,
                 5.500%, 6/01/21 (Pre-refunded 6/01/07)

                California Statewide Community Development Authority, Revenue
                Bonds, Daughters of Charity Health System, Series 2005A:
        1,640    5.250%, 7/01/30                                                      7/15 at 100.00        BBB+          1,705,567
        2,730    5.000%, 7/01/39                                                      7/15 at 100.00        BBB+          2,767,292

        4,000   California, Economic Recovery Revenue Bonds, Series 2004A,              No Opt. Call         AA+          4,383,160
                 5.250%, 7/01/14

                California, General Obligation Bonds, Series 2004:
        2,000    5.125%, 2/01/25                                                      2/14 at 100.00          A+          2,125,180
       10,000    5.125%, 2/01/26                                                      2/14 at 100.00          A+         10,619,900

        3,575   Chula Vista, California, Industrial Development Revenue Bonds,        6/14 at 102.00          A2          3,869,830
                 San Diego Gas and Electric Company, Series 1996A,
                 5.300%, 7/01/21

        4,890   Clovis Unified School District, Fresno County, California, General      No Opt. Call         AAA          2,113,018
                 Obligation Bonds, Series 2006B, 0.000%, 8/01/26 - MBIA Insured

        5,000   Kern Community College District, California, General Obligation         No Opt. Call         AAA          2,329,400
                 Bonds, Series 2006, 0.000%, 11/01/24 - FSA Insured

        5,470   Los Angeles Harbors Department, California, Revenue Bonds,            8/16 at 102.00         AAA          5,843,656
                 Series 2006A, 5.000%, 8/01/22 - FGIC Insured (Alternative
                 Minimum Tax)

        1,030   Martinez, California, Home Mortgage Revenue Bonds,                      No Opt. Call         AAA          1,346,159
                 Series 1983A, 10.750%, 2/01/16 (ETM)

       19,120   Pomona, California, GNMA/FNMA Collateralized Securities                 No Opt. Call         AAA         24,700,169
                 Program Single Family Mortgage Revenue Bonds, Series 1990A,
                 7.600%, 5/01/23 (ETM)

        5,000   Rancho Mirage Joint Powers Financing Authority, California,           7/14 at 100.00          A3          5,485,950
                 Revenue Bonds, Eisenhower Medical Center, Series 2004,
                 5.875%, 7/01/26

        2,000   Redwood City School District, San Mateo County, California,           7/12 at 100.00         AAA          2,084,480
                 General Obligation Bonds, Series 2002, 5.000%, 7/15/27 -
                 FGIC Insured

        3,700   Sacramento Municipal Utility District, California, Electric           8/13 at 100.00         AAA          3,897,469
                 Revenue Bonds, Series 2003R, 5.000%, 8/15/22 - MBIA Insured

                San Diego County, California, Certificates of Participation,
                Burnham Institute, Series 2006:
          400    5.000%, 9/01/21                                                      9/15 at 102.00        Baa3            417,708
          445    5.000%, 9/01/23                                                      9/15 at 102.00        Baa3            464,326


                                       14

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       3,500   San Diego Unified Port District, California, Revenue Bonds,           9/14 at 100.00         AAA     $    3,673,880
                 Series 2004B, 5.000%, 9/01/29 - MBIA Insured

       50,400   San Joaquin Hills Transportation Corridor Agency, Orange County,        No Opt. Call         Aaa         15,597,288
                 California, Toll Road Revenue Refunding Bonds, Residual
                 Series 1997A, 0.000%, 1/15/34 - MBIA Insured (UB)

                San Joaquin Hills Transportation Corridor Agency, Orange County,
                California, Toll Road Revenue Refunding Bonds, Series 1997A:
       10,450    0.000%, 1/15/31 - MBIA Insured                                         No Opt. Call         AAA          3,680,908
       24,025    0.000%, 1/15/36 - MBIA Insured                                         No Opt. Call         AAA          6,829,106

------------------------------------------------------------------------------------------------------------------------------------
      251,925   Total California                                                                                        195,362,226
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 5.0% (3.1% OF TOTAL INVESTMENTS)

        2,500   Centennial Water and Sanitation District, Colorado, Water and        12/14 at 100.00         AAA          2,667,175
                 Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/21 -
                 FGIC Insured

          690   Colorado Educational and Cultural Facilities Authority, Charter       9/15 at 100.00         AAA            743,530
                 School Revenue Bonds, Bromley School, Series 2005,
                 5.125%, 9/15/20 - XLCA Insured

        2,125   Colorado Health Facilities Authority, Revenue Bonds, Evangelical      6/16 at 100.00          A-          2,180,314
                 Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/29

        1,000   Colorado Health Facilities Authority, Revenue Bonds, Parkview         9/14 at 100.00          A3          1,021,980
                 Medical Center, Series 2004, 5.000%, 9/01/25

          800   Colorado Health Facilities Authority, Revenue Bonds, Poudre           3/15 at 100.00        BBB+            817,896
                 Valley Health Care, Series 2005F, 5.000%, 3/01/25

          275   Colorado Housing Finance Authority, Single Family Program             5/07 at 105.00         Aa2            275,542
                 Senior Bonds, Series 1997B-2, 7.000%, 5/01/26 (Alternative
                 Minimum Tax)

          205   Colorado Housing Finance Authority, Single Family Program            11/07 at 105.00         Aa2            207,606
                 Senior Bonds, Series 1997C-2, 6.875%, 11/01/28 (Alternative
                 Minimum Tax)

          640   Colorado Housing Finance Authority, Single Family Program             4/10 at 105.00          AA            642,592
                 Senior Bonds, Series 2000B-2, 7.250%, 10/01/31 (Alternative
                 Minimum Tax)

        9,450   Denver City and County, Colorado, Airport System Revenue Bonds,         No Opt. Call          A+         10,478,349
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

        8,315   Denver City and County, Colorado, Special Facilities Airport         10/07 at 100.00         N/R          8,435,568
                 Revenue Bonds, United Air Lines Corporation, Series 1992A,
                 6.875%, 10/01/32 (Alternative Minimum Tax)

       19,810   Denver, Colorado, Excise Tax Revenue Bonds, Convention Center,        3/11 at 100.00         AAA         21,084,176
                 Series 2001A, 5.500%, 9/01/18 (Pre-refunded 3/01/11) -
                 FSA Insured

           58   El Paso County, Colorado, FNMA Mortgage-Backed Single Family            No Opt. Call         Aaa             60,201
                 Revenue Refunding Bonds, Series 1992A-2, 8.750%, 6/01/11

------------------------------------------------------------------------------------------------------------------------------------
       45,868   Total Colorado                                                                                           48,614,929
------------------------------------------------------------------------------------------------------------------------------------


                CONNECTICUT - 0.5% (0.3% OF TOTAL INVESTMENTS)

        1,930   Connecticut, General Obligation Bonds, Series 2001C,                    No Opt. Call          AA          2,190,010
                 5.500%, 12/15/16

        2,310   Greater New Haven Water Pollution Control Authority,                 11/15 at 100.00         AAA          2,452,527
                 Connecticut, Regional Wastewater System Revenue Bonds,
                 Series 2005A, 5.000%, 11/15/30 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,240   Total Connecticut                                                                                         4,642,537
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 4.7% (2.8% OF TOTAL INVESTMENTS)

        5,370   District of Columbia Housing Finance Agency, GNMA Collateralized      6/07 at 101.00         AAA          5,431,164
                 Single Family Mortgage Revenue Bonds, Series 1988E-4,
                 6.375%, 6/01/26 (Alternative Minimum Tax)

        9,505   District of Columbia, General Obligation Bonds, Series 1998B,           No Opt. Call         AAA         11,356,954
                 6.000%, 6/01/20 - MBIA Insured

       10,350   District of Columbia, Revenue Bonds, Association of American          8/07 at 102.00         AAA         10,593,639
                 Medical Colleges, Series 1997A, 5.375%, 2/15/27 -
                 AMBAC Insured

                District of Columbia, Revenue Bonds, Georgetown University,
                Series 2001A:
       14,105    0.000%, 4/01/24 (Pre-refunded 4/01/11) - MBIA Insured                 4/11 at 47.66         AAA          5,784,178
        7,625    0.000%, 4/01/25 (Pre-refunded 4/01/11) - MBIA Insured                 4/11 at 44.82         AAA          2,941,039
       16,665    0.000%, 4/01/32 (Pre-refunded 4/01/11) - MBIA Insured                 4/11 at 29.23         AAA          4,192,247


                                       15

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA (continued)

$       1,600   Washington Convention Center Authority, District of Columbia,        10/16 at 100.00         Aaa     $    1,568,928
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007,
                 Residuals 1606, 4.500%, 10/01/30 - AMBAC Insured (IF)

        3,335   Washington DC Convention Center Authority, Dedicated Tax             10/16 at 100.00         Aaa          3,270,234
                 Revenue Bonds, Residual Series 1730,1731, 1736,
                 4.500%, 10/01/30 (WI/DD, Settling 5/03/07) (IF)

------------------------------------------------------------------------------------------------------------------------------------
       68,555   Total District of Columbia                                                                               45,138,383
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 5.5% (3.4% OF TOTAL INVESTMENTS)

        4,225   Brevard County Health Facilities Authority, Florida, Revenue          4/16 at 100.00           A          4,369,242
                 Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/24

        8,000   Hillsborough County Aviation Authority, Florida, Revenue Bonds,      10/13 at 100.00         AAA          8,595,040
                 Tampa International Airport, Series 2003A, 5.375%, 10/01/16 -
                 MBIA Insured (Alternative Minimum Tax)

        5,400   Hillsborough County Industrial Development Authority, Florida,        4/10 at 101.00         N/R          5,857,920
                 Exempt Facilities Remarketed Revenue Bonds, National Gypsum
                 Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
                 (Alternative Minimum Tax)

       19,750   Miami-Dade County Expressway Authority, Florida, Toll System          7/16 at 100.00         AAA         19,770,935
                 Revenue Bonds, Series 2006, 4.500%, 7/01/33 -
                 AMBAC Insured (UB)

        5,000   Orange County Health Facilities Authority, Florida, Hospital         11/10 at 101.00      A+ (4)          5,491,450
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)

        4,910   South Miami Florida Health Facilities Authority, Hospital             8/17 at 100.00         AA-          5,042,865
                 Revenue, Baptist Health System Obligation Group, Series 2007,
                 5.000%, 8/15/42 (WI/DD, Settling 5/16/07)

        1,785   Tallahassee, Florida, Energy System Revenue Bonds,                   10/15 at 100.00         AAA          1,888,584
                 Series 2005, 5.000%, 10/01/28 - MBIA Insured

        2,375   Volusia County School Board, Florida, Certificates of                 8/15 at 100.00         Aaa          2,515,553
                 Participation, Series 2005B, 5.000%, 8/01/22 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       51,445   Total Florida                                                                                            53,531,589
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 1.8% (1.1% OF TOTAL INVESTMENTS)

        2,625   Fulton County Development Authority, Georgia, Revenue Bonds,          5/14 at 100.00         AAA          2,835,315
                 Georgia Tech Molecular Science Building, Series 2004,
                 5.250%, 5/01/24 - MBIA Insured

        6,025   Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding          1/14 at 100.00         AAA          6,490,974
                 Certificates, Series 2003, 5.250%, 1/01/20 - FSA Insured

        4,845   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales            No Opt. Call         AAA          5,661,237
                 Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 -
                 AMBAC Insured

        2,705   Savannah Housing Authority, Georgia, GNMA Collateralized              5/08 at 103.00         Aaa          2,822,018
                 Mortgage Revenue Refunding Bonds, Plantation Oak Project,
                 Series 2000, 6.350%, 11/20/39

------------------------------------------------------------------------------------------------------------------------------------
       16,200   Total Georgia                                                                                            17,809,544
------------------------------------------------------------------------------------------------------------------------------------


                HAWAII - 1.1% (0.7% OF TOTAL INVESTMENTS)

       10,000   Hawaii, General Obligation Bonds, Series 2003DA,                      9/13 at 100.00         AAA         10,794,600
                 5.250%, 9/01/21 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                IDAHO - 0.6% (0.4% OF TOTAL INVESTMENTS)

        5,000   Boise City, Idaho, Airport Revenue Certificates of Participation,     9/10 at 100.00         Aaa          5,224,600
                 Series 2000, 5.500%, 9/01/25 - FGIC Insured (Alternative
                 Minimum Tax)

          685   Madison County, Idaho, Hospital Revenue Certificates of               9/16 at 100.00        BBB-            706,632
                 Participation, Madison Memorial Hospital, Series 2006,
                 5.250%, 9/01/30

------------------------------------------------------------------------------------------------------------------------------------
        5,685   Total Idaho                                                                                               5,931,232
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 12.1% (7.4% OF TOTAL INVESTMENTS)

        9,220   Chicago Board of Education, Illinois, Unlimited Tax General          12/07 at 102.00         AAA          9,465,897
                 Obligation Bonds, Dedicated Tax Revenues, Series 1997A,
                 5.250%, 12/01/27 - AMBAC Insured

                Chicago Board of Education, Illinois, Unlimited Tax General
                Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
        8,890    0.000%, 12/01/16 - FGIC Insured                                        No Opt. Call         AAA          6,036,577
       10,000    0.000%, 12/01/20 - FGIC Insured                                        No Opt. Call         AAA          5,647,600
       10,130    0.000%, 12/01/24 - FGIC Insured                                        No Opt. Call         AAA          4,752,692


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)


                Chicago Board of Education, Illinois, Unlimited Tax General
                Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
$      15,000    0.000%, 12/01/21 - FGIC Insured                                        No Opt. Call         AAA     $    8,076,150
       10,000    0.000%, 12/01/23 - FGIC Insured                                        No Opt. Call         AAA          4,913,900

       26,350   Chicago Greater Metropolitan Area Sanitary District, Illinois,       12/16 at 100.00         AAA         28,858,784
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/35 (UB)

           45   Chicago, Illinois, FNMA/GNMA Collateralized Single Family             9/07 at 104.00         Aaa             46,112
                 Mortgage Revenue Bonds, Series 1996A, 7.000%, 9/01/27
                 (Alternative Minimum Tax)

          245   Chicago, Illinois, FNMA/GNMA Collateralized Single Family             9/07 at 105.00         Aaa            251,336
                 Mortgage Revenue Bonds, Series 1997B, 6.950%, 9/01/28
                 (Alternative Minimum Tax)

        8,740   Illinois Development Finance Authority, Pollution Control             8/07 at 100.00         AAA          8,852,484
                 Revenue Refunding Bonds, Illinois Power Company,
                 Series 1994A, 5.700%, 2/01/24 - MBIA Insured

                Illinois Finance Authority, Revenue Bonds, OSF Healthcare
                System, Series 2004:
        1,050    5.250%, 11/15/22                                                     5/14 at 100.00           A          1,095,770
        3,000    5.250%, 11/15/23                                                     5/14 at 100.00           A          3,128,910

          985   Illinois Finance Authority, Revenue Bonds, Proctor Hospital,          1/16 at 100.00        BBB-          1,007,773
                 Series 2006, 5.125%, 1/01/25

        1,060   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/12 at 100.00        Baa2          1,103,683
                 Medical Center, Series 2002, 5.500%, 5/15/32

        9,820   Illinois Health Facilities Authority, Revenue Bonds, Sherman          8/07 at 101.00         AAA         10,044,387
                 Health Systems, Series 1997, 5.250%, 8/01/27 -
                 AMBAC Insured

       10,040   Metropolitan Pier and Exposition Authority, Illinois, Revenue           No Opt. Call         AAA          7,268,759
                 Bonds, McCormick Place Expansion Project, Series 1992A,
                 0.000%, 6/15/15 - FGIC Insured

        9,200   Metropolitan Pier and Exposition Authority, Illinois, Revenue        12/09 at 101.00         AAA          9,653,652
                 Bonds, McCormick Place Expansion Project, Series 1999A,
                 5.500%, 12/15/24 - FGIC Insured

        3,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue           No Opt. Call         AAA          3,970,590
                 Bonds, McCormick Place Hospitality Facility, Series 1996A,
                 7.000%, 7/01/26 (ETM)

        3,000   Upper Illinois River Valley Development Authority, Healthcare        12/11 at 101.00        BBB+          3,299,580
                 Facilities Revenue Bonds, Morris Hospital, Series 2001,
                 6.625%, 12/01/31

------------------------------------------------------------------------------------------------------------------------------------
      139,775   Total Illinois                                                                                          117,474,636
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 1.1% (0.7% OF TOTAL INVESTMENTS)

        2,005   Hamilton County Public Building Corporation, Indiana, First           8/14 at 100.00         AAA          2,111,305
                 Mortgage Bonds, Series 2004, 5.000%, 8/01/22 - FSA Insured

        7,965   Wawasee Community School Corporation, Indiana, First                  1/12 at 101.00      AA (4)          8,743,818
                 Mortgage Bonds, New Elementary and Remodeling Building
                 Corporation, Series 2000, 5.750%, 1/15/20
                 (Pre-refunded 1/15/12)

------------------------------------------------------------------------------------------------------------------------------------
        9,970   Total Indiana                                                                                            10,855,123
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 2.1% (1.3% OF TOTAL INVESTMENTS)

                Des Moines, Iowa, General Obligation Bonds, Series 2000D:
        1,215    5.750%, 6/01/17 - MBIA Insured                                       6/08 at 100.00         AAA          1,241,232
        1,410    5.800%, 6/01/18 - MBIA Insured                                       6/08 at 100.00         AAA          1,440,964

        2,000   Iowa Finance Authority, Healthcare Revenue Bonds, Genesis             7/10 at 100.00          A1          2,128,280
                 Medical Center, Series 2000, 6.250%, 7/01/25

        4,125   Iowa Finance Authority, Industrial Remarketed Revenue                   No Opt. Call         AAA          5,023,549
                 Refunding Bonds, Urbandale Hotel Corporation, Series 1989A,
                 8.500%, 8/01/16 (Alternative Minimum Tax) (ETM)

       10,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement            6/15 at 100.00         BBB         10,390,100
                 Revenue Bonds, Series 2005C, 5.500%, 6/01/42

------------------------------------------------------------------------------------------------------------------------------------
       18,750   Total Iowa                                                                                               20,224,125
------------------------------------------------------------------------------------------------------------------------------------


                                       17

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.7% (0.5% OF TOTAL INVESTMENTS)

$       6,000   Kansas Department of Transportation, Highway Revenue                  3/14 at 100.00         AAA     $    6,373,920
                 Bonds, Series 2004A, 5.000%, 3/01/21

          860   Sedgwick and Shawnee Counties, Kansas, GNMA                           6/08 at 105.00         Aaa            866,192
                 Mortgage-Backed Securities Program Single Family Revenue
                 Bonds, Series 1998A-1, 6.500%, 12/01/22 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        6,860   Total Kansas                                                                                              7,240,112
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 0.8% (0.5% OF TOTAL INVESTMENTS)

        3,770   Kentucky Turnpike Authority, Economic Development Road                7/15 at 100.00         AAA          4,007,359
                 Revenue Bonds, Revitalization Project, Series 2005B,
                 5.000%, 7/01/24 - AMBAC Insured

                Marshall County School District Finance Corporation, Kentucky,
                School Building Revenue Bonds, Series 2004:
        1,210    5.000%, 6/01/19 - AMBAC Insured                                      6/14 at 100.00         Aaa          1,288,590
        1,270    5.000%, 6/01/20 - AMBAC Insured                                      6/14 at 100.00         Aaa          1,350,874
        1,335    5.000%, 6/01/21 - AMBAC Insured                                      6/14 at 100.00         Aaa          1,419,158

------------------------------------------------------------------------------------------------------------------------------------
        7,585   Total Kentucky                                                                                            8,065,981
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 3.1% (1.9% OF TOTAL INVESTMENTS)

        2,915   Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special   12/12 at 100.00         AAA          3,143,332
                 Sales Tax Revenue Refunding Bonds, Series 2002,
                 5.250%, 12/01/19 (Pre-refunded 12/01/12) - AMBAC Insured

          280   Louisiana Housing Finance Agency, Single Family Mortgage              9/09 at 101.00         Aaa            288,081
                 Revenue Bonds, Series 2000A, 7.450%, 12/01/31
                 (Alternative Minimum Tax)

        5,505   Louisiana Public Facilities Authority, Extended Care Facilities         No Opt. Call         BBB          6,833,081
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14

          620   Louisiana Public Facilities Authority, Extended Care Facilities         No Opt. Call     N/R (4)            771,113
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14 (ETM)

        2,000   Louisiana Public Facilities Authority, Hospital Revenue Bonds,        8/15 at 100.00          A+          2,102,000
                 Franciscan Missionaries of Our Lady Health System,
                 Series 2005A, 5.250%, 8/15/31

                Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
                Series 2005A:
        1,200    5.000%, 5/01/25 - FGIC Insured                                       5/15 at 100.00         AAA          1,266,768
        2,210    5.000%, 5/01/26 - FGIC Insured                                       5/15 at 100.00         AAA          2,331,417
        2,500    5.000%, 5/01/27 - FGIC Insured                                       5/15 at 100.00         AAA          2,637,350

                Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
                Series 2006:
        7,725    4.500%, 5/01/41 -  FGIC Insured (UB)                                 5/16 at 100.00         Aaa          7,599,392
        2,385    4.500%, 5/01/41 -  FGIC Insured (UB)                                 5/16 at 100.00         Aaa          2,346,220

          930   Louisiana State, Gasoline and Fuels Tax Revenue Bonds,                5/16 at 100.00         Aaa            953,631
                 Series 2006, 4.750%, 5/01/39 - FSA Insured (UB)

------------------------------------------------------------------------------------------------------------------------------------
       28,270   Total Louisiana                                                                                          30,272,385
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 1.0% (0.6% OF TOTAL INVESTMENTS)

        2,200   Baltimore, Maryland, Senior Lien Convention Center Hotel              9/16 at 100.00         AAA          2,400,728
                 Revenue Bonds, Series 2006A, 5.250%, 9/01/27 -
                 XLCA Insured

        3,560   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00         AAA          3,654,340
                 Revenue Bonds, Western Maryland Health, Series 2006A,
                 4.750%, 7/01/36 - MBIA Insured (UB)

        3,600   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          3,733,308
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        9,360   Total Maryland                                                                                            9,788,376
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 5.4% (3.3% OF TOTAL INVESTMENTS)

        2,100   Massachusetts Bay Transportation Authority, Assessment Bonds,         7/10 at 100.00         AAA          2,184,273
                 Series 2000A, 5.250%, 7/01/30

        7,900   Massachusetts Bay Transportation Authority, Assessment Bonds,         7/10 at 100.00         AAA          8,268,614
                 Series 2000A, 5.250%, 7/01/30 (Pre-refunded 7/01/10)

        4,770   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00         BBB          4,844,794
                 Revenue Bonds, UMass Memorial Health Care, Series 2005D,
                 5.000%, 7/01/33


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (continued)

$       8,505   Massachusetts Housing Finance Agency, Rental Housing                  1/11 at 100.00         AAA     $    8,789,152
                 Mortgage Revenue Bonds, Series 2001A, 5.850%, 7/01/35 -
                 AMBAC Insured (Alternative Minimum Tax)

        2,825   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB          2,928,310
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

       13,000   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/16 at 100.00         Aaa         12,746,760
                 Program Bonds, Series 12, 4.375%, 8/01/36 (UB)

        5,960   Massachusetts Water Resources Authority, General Revenue              8/17 at 100.00         AAA          6,557,490
                 Bonds, Series 2005A, 5.250%, 8/01/25 - MBIA Insured

        1,600   Massachusetts Water Resources Authority, General Revenue              2/17 at 100.00         Aaa          1,523,184
                 Bonds, Series 2007, Residual Trust 7039, 4.500%, 8/01/46 -
                 FSA Insured (IF)

        3,820   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA          4,151,614
                 Bonds, Series 2004, 5.250%, 1/01/24  (Pre-refunded 1/01/14) -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       50,480   Total Massachusetts                                                                                      51,994,191
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 3.9% (2.4% OF TOTAL INVESTMENTS)

                Detroit, Michigan, General Obligation Bonds, Series 2003A:
        3,565    5.250%, 4/01/22 - XLCA Insured                                       4/13 at 100.00         AAA          3,787,100
        1,275    5.250%, 4/01/23 - XLCA Insured                                       4/13 at 100.00         AAA          1,353,043

        3,930   Hudsonville Public Schools, Ottawa and Allegan Counties,              5/08 at 100.00         AAA          3,977,867
                 Michigan, Unlimited Tax General Obligation School Building
                 and Site Refunding Bonds, Series 1997, 5.150%, 5/01/22 -
                 FGIC Insured

        3,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/15 at 100.00         BBB          3,306,720
                 Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35

        6,600   Michigan Housing Development Authority, Limited Obligation            7/07 at 102.00         AAA          6,732,000
                 Multifamily Mortgage Revenue Refunding Bonds, Forest Hills
                 Regency Square Project, Series 1999A, 5.750%, 7/01/29

       10,000   Michigan State Building Authority, Revenue Refunding Bonds,          10/13 at 100.00         AAA         10,534,900
                 Facilities Program, Series 2003II, 5.000%, 10/15/23 -
                 MBIA Insured

          850   Monroe County Hospital Finance Authority, Michigan, Mercy             6/16 at 100.00        BBB-            899,071
                 Memorial Hospital Corporation Revenue Bonds, Series 2006,
                 5.500%, 6/01/35

        6,390   Wayne County, Michigan, Airport Revenue Bonds, Detroit               12/12 at 100.00         AAA          6,837,300
                 Metropolitan Airport, Series 2002D, 5.500%, 12/01/19 -
                 FGIC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       35,610   Total Michigan                                                                                           37,428,001
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 5.3% (3.3% OF TOTAL INVESTMENTS)

       13,650   Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete          7/14 at 100.00          A-         14,008,586
                 Inc., Series 2004, 4.950%, 7/01/22

        2,000   Duluth Economic Development Authority, Minnesota, Healthcare          2/14 at 100.00          A-          2,098,900
                 Facilities Revenue Bonds, Benedictine Health System -
                 St. Mary's Duluth Clinic, Series 2004, 5.375%, 2/15/22

                Eden Prairie, Minnesota, GNMA Collateralized Multifamily
                Housing Revenue Bonds, Rolling Hills Project, Series 2001A:
        1,000    6.150%, 8/20/31                                                      8/11 at 105.00         Aa2          1,087,470
        2,000    6.200%, 2/20/43                                                      8/11 at 105.00         Aa2          2,168,740

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/08 at 101.00         AAA          3,056,190
                 Minnesota, Airport Revenue Bonds, Series 1998A,
                 5.000%, 1/01/22 (Pre-refunded 1/01/08) - AMBAC Insured

           90   Minnesota Agricultural and Economic Development Board,               11/07 at 102.00         AAA             92,640
                 Healthcare System Revenue Bonds, Fairview Hospital and
                 Healthcare Services, Series 1997A, 5.750%, 11/15/26 -
                 MBIA Insured

        1,335   Minnesota Higher Education Facilities Authority, Revenue              4/16 at 100.00          A2          1,412,203
                 Bonds, University of St. Thomas, Series 2006-6I,
                 5.000%, 4/01/23

          700   Minnesota Higher Education Facilities Authority, St. John's          10/15 at 100.00          A2            741,125
                 University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/22

        1,500   Minnesota Municipal Power Agency, Electric Revenue Bonds,            10/14 at 100.00          A3          1,593,075
                 Series 2004A, 5.250%, 10/01/24


                                       19

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA (continued)

$       1,665   Rochester, Minnesota, Health Care Facilities Revenue Bonds,           5/16 at 100.00          AA     $    1,739,459
                 Series 2006, 5.000%, 11/15/36

        1,545   St. Paul Housing and Redevelopment Authority, Minnesota,             11/15 at 100.00        Baa3          1,709,543
                 Revenue Bonds, Healtheast Inc., Series 2005,
                 6.000%, 11/15/25

       17,945   St. Paul Housing and Redevelopment Authority, Minnesota,             11/15 at 103.00         AAA         22,054,223
                 Sales Tax Revenue Refunding Bonds, Civic Center Project,
                 Series 1996, 7.100%, 11/01/23 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       46,430   Total Minnesota                                                                                          51,762,154
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 0.5% (0.3% OF TOTAL INVESTMENTS)

        4,275   Mississippi Hospital Equipment and Facilities Authority,              9/14 at 100.00         N/R          4,415,135
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 2.0% (1.2% OF TOTAL INVESTMENTS)

        2,000   Cole County Industrial Development Authority, Missouri, Revenue       2/14 at 100.00         N/R          2,078,700
                 Bonds, Lutheran Senior Services - Heisinger Project,
                 Series 2004, 5.250%, 2/01/24

          500   Hannibal Industrial Development Authority, Missouri, Health           3/16 at 100.00        BBB+            514,175
                 Facilities Revenue Bonds, Hannibal Regional Hospital,
                 Series 2006, 5.000%, 3/01/22

                Missouri Development Finance Board, Infrastructure Facilities
                Revenue Bonds, Branson Landing Project, Series 2005A:
        1,565    6.000%, 6/01/20                                                        No Opt. Call        BBB+          1,799,891
        1,260    5.000%, 6/01/35                                                      6/15 at 100.00        BBB+          1,302,260

        1,500   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA          1,585,065
                 Bonds, SSM Healthcare System, Series 2001A,
                 5.250%, 6/01/21 - AMBAC Insured

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, SSM Healthcare System, Series 2001A:
        1,500    5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured               6/11 at 101.00         AAA          1,601,160
        4,150    5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured               6/11 at 101.00         AAA          4,423,402

          410   Missouri Housing Development Commission, GNMA/FNMA                    9/07 at 105.00         AAA            416,248
                 Single Family Mortgage Revenue Bonds, Homeownership
                 Loan Program, Series 1996C, 7.450%, 9/01/27 (Alternative
                 Minimum Tax)

        2,750   Missouri Housing Development Commission, Single Family                3/09 at 103.00         AAA          2,783,193
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1999B-1, 6.700%, 9/01/30 (Alternative Minimum Tax)

        2,960   St. Charles County Francis Howell School District, Missouri,            No Opt. Call         AAA          3,058,006
                 General Obligation Refunding Bonds, Series 1994A,
                 7.800%, 3/01/08 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       18,595   Total Missouri                                                                                           19,562,100
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 1.3% (0.8% OF TOTAL INVESTMENTS)

        7,260   Omaha Public Power District, Nebraska, Separate Electric              2/17 at 100.00         AAA          7,665,108
                 System Revenue Bonds, Nebraska City 2, Series 2006A,
                 5.000%, 2/01/49 - AMBAC Insured (UB)

        4,410   University of Nebraska, Lincoln, Student Fees and Facilities         11/13 at 100.00         Aa2          4,600,909
                 Revenue Bonds, Series 2003B, 5.000%, 7/01/33

------------------------------------------------------------------------------------------------------------------------------------
       11,670   Total Nebraska                                                                                           12,266,017
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 4.3% (2.6% OF TOTAL INVESTMENTS)

       10,410   Clark County School District, Nevada, General Obligation              6/12 at 100.00         AAA         11,284,544
                 Bonds, Series 2002C, 5.500%, 6/15/18 (Pre-refunded 6/15/12) -
                 MBIA Insured

       15,000   Clark County, Nevada, General Obligation Bank Bonds, Southern         6/11 at 100.00         AAA         15,882,450
                 Nevada Water Authority Loan, Series 2001, 5.250%, 6/01/26
                 (Pre-refunded 6/01/11) - FGIC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
        6,425    0.000%, 1/01/29 - AMBAC Insured                                        No Opt. Call         AAA          2,453,643
       12,000    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         12,382,440

------------------------------------------------------------------------------------------------------------------------------------
       43,835   Total Nevada                                                                                             42,003,077
------------------------------------------------------------------------------------------------------------------------------------


                NEW HAMPSHIRE - 0.0% (0.0% OF TOTAL INVESTMENTS)

          455   New Hampshire Housing Finance Authority, Single Family                7/07 at 101.00         Aa2            456,574
                 Mortgage Acquisition Revenue Bonds, Series 1996B,
                 6.400%, 1/01/27 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 8.0% (4.9% OF TOTAL INVESTMENTS)

$      10,150   Delaware River Port Authority, Pennsylvania and New Jersey,           1/10 at 100.00         AAA     $   10,607,562
                 Revenue Bonds, Port District Project, Series 1999B,
                 5.625%, 1/01/26 - FSA Insured

        8,000   Essex County Improvement Authority, New Jersey, General              10/10 at 100.00         Aaa          8,597,600
                 Obligation Guaranteed Lease Revenue Bonds, County
                 Correctional Facility Project, Series 2000, 6.000%, 10/01/25
                 (Pre-refunded 10/01/10) - FGIC Insured

          500   Middlesex County Improvement Authority, New Jersey, Senior              No Opt. Call        Baa3            509,050
                 Revenue Bonds, Heldrich Center Hotel/Conference Center
                 Project, Series 2005A, 5.000%, 1/01/15

                New Jersey Economic Development Authority, School Facilities
                Construction Bonds, Series 2005P:
        3,655    5.250%, 9/01/24                                                      9/15 at 100.00         AA-          3,958,438
        2,000    5.250%, 9/01/26                                                      9/15 at 100.00         AA-          2,161,640

        1,425   New Jersey Health Care Facilities Financing Authority, Revenue        1/17 at 100.00         BBB          1,461,722
                 Bonds, Saint Barnabas Health Care System, Series 2006A,
                 5.000%, 7/01/29

        3,985   New Jersey Housing and Mortgage Finance Agency, Home Buyer           10/07 at 101.50         AAA          4,061,233
                 Program Revenue Bonds, Series 1997U, 5.850%, 4/01/29 -
                 MBIA Insured (Alternative Minimum Tax)

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 2003C:
        5,410    5.500%, 6/15/20 (Pre-refunded 6/15/13)                               6/13 at 100.00         AAA          5,940,667
        9,250    5.500%, 6/15/23 (Pre-refunded 6/15/13)                               6/13 at 100.00         AAA         10,157,333

        3,850   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AA-          4,302,106
                 System Bonds, Series 2006A, 5.250%, 12/15/20

                New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
        3,915    6.000%, 1/01/14 - MBIA Insured (ETM)                                   No Opt. Call         AAA          4,431,545
        7,585    6.000%, 1/01/14 - MBIA Insured (ETM)                                   No Opt. Call         AAA          8,585,765

        2,500   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,           7/13 at 100.00         AAA          2,657,125
                 5.000%, 1/01/19 - FGIC Insured

        9,130   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A,           1/15 at 100.00         AAA          9,674,787
                 5.000%, 1/01/25 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       71,355   Total New Jersey                                                                                         77,106,573
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 0.8% (0.5% OF TOTAL INVESTMENTS)

          740   New Mexico Mortgage Finance Authority, Single Family                  3/10 at 102.50         AAA            750,279
                 Mortgage Program Bonds, Series 2000D-2, 6.850%, 9/01/31
                 (Alternative Minimum Tax)

        5,585   Santa Fe County, New Mexico, Correctional System Gross                  No Opt. Call         AAA          6,738,358
                 Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,325   Total New Mexico                                                                                          7,488,637
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 20.9% (12.8% OF TOTAL INVESTMENTS)

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2004A:
        1,000    5.250%, 7/01/22                                                      7/14 at 100.00          A+          1,074,930
          500    5.250%, 7/01/24                                                      7/14 at 100.00          A+            536,500

        1,025   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00      A+ (4)          1,124,528
                 University of Rochester, Series 2004A, 5.250%, 7/01/20
                 (Pre-refunded 7/01/14)

        1,995   Dormitory Authority of the State of New York, State and Local         7/14 at 100.00         AA-          2,145,782
                 Appropriation Lease Bonds, Upstate Community Colleges,
                 Series 2004B, 5.250%, 7/01/20

        2,335   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA          2,477,528
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 -
                 AMBAC Insured

                Dormitory Authority of the State of New York, State Personal
                Income Tax Revenue Bonds, Education, Series 2006C:
        3,160    5.000%, 12/15/31 (UB)                                               12/16 at 100.00         AAA          3,369,919
        6,960    5.000%, 12/15/35 (UB)                                               12/16 at 100.00         AAA          7,405,301
        6,320    5.000%, 12/15/35 (UB)                                               12/16 at 100.00         AAA          6,724,354

        6,915   Hudson Yards Infrastructure Corporation, New York, Revenue            2/17 at 100.00         AAA          6,819,919
                 Bonds, 2006, 4.500%, 2/15/47 - MBIA Insured (UB)

        6,000   Liberty Development Corporation, New York, Goldman Sachs                No Opt. Call         AA-          6,881,100
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35


                                       21

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$      13,580   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA     $   13,947,475
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26
                 (Pre-refunded 6/01/08)

        5,100   Long Island Power Authority, New York, Electric System               11/16 at 100.00         Aaa          4,939,962
                 Revenue Bonds, Series 2006, 4.250%, 5/01/33 -
                 MBIA Insured (UB)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        7,000    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          7,470,890
        5,000    5.000%, 12/01/24 - FGIC Insured                                      6/16 at 100.00         AAA          5,332,450

        4,500   Metropolitan Transportation Authority, New York, Transportation      11/15 at 100.00         AAA          4,777,650
                 Revenue Bonds, Series 2005B, 5.000%, 11/15/30 -
                 AMBAC Insured

        7,400   Metropolitan Transportation Authority, New York, Transportation      11/15 at 100.00           A          7,785,836
                 Revenue Bonds, Series 2005F, 5.000%, 11/15/30

        3,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA          3,203,850
                 Revenue Refunding Bonds, Series 2002A, 5.125%, 11/15/21 -
                 FGIC Insured

                New York City Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, United Jewish Appeal - Federation of
                Jewish Philanthropies of New York Inc., Series 2004A:
        2,185    5.250%, 7/01/20                                                      7/14 at 100.00         Aa2          2,357,899
        2,050    5.250%, 7/01/21                                                      7/14 at 100.00         Aa2          2,210,884
        2,420    5.250%, 7/01/22                                                      4/14 at 100.00         Aa2          2,618,561
        1,370    5.250%, 7/01/24                                                      4/14 at 100.00         Aa2          1,479,737

       12,500   New York City, New York, General Obligation Bonds,                   10/13 at 100.00         AA-         13,348,375
                 Fiscal Series 2003D, 5.250%, 10/15/22

          525   New York City, New York, General Obligation Bonds,                    6/13 at 100.00         AA-            567,294
                 Fiscal Series 2003J, 5.500%, 6/01/23

        4,475   New York City, New York, General Obligation Bonds,                    6/13 at 100.00     AA- (4)          4,921,739
                 Fiscal Series 2003J, 5.500%, 6/01/23 (Pre-refunded 6/01/13)

        6,000   New York City, New York, General Obligation Bonds,                    8/14 at 100.00         AA-          6,448,320
                 Fiscal Series 2004C, 5.250%, 8/15/20

        7,960   New York City, New York, General Obligation Bonds,                    4/15 at 100.00         AA-          8,387,691
                 Fiscal Series 2005M, 5.000%, 4/01/24

       11,525   New York Convention Center Development Corporation,                  11/15 at 100.00         AAA         12,101,481
                 Hotel Unit Fee Revenue Bonds, Series 2005, 5.000%, 11/15/44 -
                 AMBAC Insured (UB)

          650   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB            694,252
                 Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35

        1,350   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         AAA          1,474,808
                 Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35
                 (Pre-refunded 6/01/10)

        3,770   New York State Thruway Authority, General Revenue Bonds,              7/15 at 100.00         AAA          4,010,036
                 Series 2005G, 5.000%, 1/01/25 - FSA Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Second Generation, Series 2005B:
        5,000    5.000%, 4/01/21 - AMBAC Insured                                     10/15 at 100.00         AAA          5,349,100
        2,000    5.000%, 4/01/22 - AMBAC Insured                                     10/15 at 100.00         AAA          2,139,940

        7,400   New York State Tobacco Settlement Financing Corporation,              6/10 at 100.00         AA-          7,759,492
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

       13,010   New York State Urban Development Corporation, Service                 1/17 at 100.00         AA-         13,767,052
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

        6,460   New York State Urban Development Corporation, State                   3/14 at 100.00         AAA          6,810,907
                 Personal Income Tax Revenue Bonds, Series 2004A-1,
                 5.000%, 3/15/26 - FGIC Insured

        2,000   Port Authority of New York and New Jersey, Consolidated               6/15 at 101.00         AAA          2,132,180
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/27 - XLCA Insured

        5,000   Port Authority of New York and New Jersey, Consolidated               3/14 at 101.00         AAA          5,284,800
                 Revenue Bonds, One Hundred Thirty-Fifth Series 2004,
                 5.000%, 9/15/28 - XLCA Insured

        2,720   Rensselaer County Industrial Development Agency, New York,            3/16 at 100.00           A          2,882,194
                 Civic Facility Revenue Bonds, Rensselaer Polytechnic Institute,
                 Series 2006, 5.000%, 3/01/26

        9,515   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2         10,002,929
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/22

------------------------------------------------------------------------------------------------------------------------------------
      191,675   Total New York                                                                                          202,767,645
------------------------------------------------------------------------------------------------------------------------------------


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.1% (0.7% OF TOTAL INVESTMENTS)

                Charlotte, North Carolina, Certificates of Participation,
                Governmental Facilities Projects, Series 2003G:
$       5,785    5.250%, 6/01/22                                                      6/13 at 100.00         AA+     $    6,131,926
        3,475    5.250%, 6/01/23                                                      6/13 at 100.00         AA+          3,681,485

        1,000   Gaston County Industrial Facilities and Pollution Control             8/15 at 100.00         N/R          1,055,990
                 Financing Authority, North Carolina, National Gypsum
                 Company Project Exempt Facilities Revenue Bonds,
                 Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       10,260   Total North Carolina                                                                                     10,869,401
------------------------------------------------------------------------------------------------------------------------------------


                NORTH DAKOTA - 1.1% (0.7% OF TOTAL INVESTMENTS)

        9,650   Dickinson, North Dakota, Health Care Facilities Revenue               2/10 at 102.00          AA         10,722,308
                 Bonds, BHS Long Term Care Inc., Series 1990,
                 7.625%, 2/15/20 - RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 2.1% (1.3% OF TOTAL INVESTMENTS)

        2,750   Cincinnati City School District, Hamilton County, Ohio,                 No Opt. Call         AAA          3,133,680
                 General Obligation Bonds, Series 2006, 5.250%, 12/01/22 -
                 FGIC Insured

        4,265   Franklin County, Ohio, Hospital Revenue and Improvement               5/11 at 101.00         Aaa          4,579,245
                 Bonds, Children's Hospital Project, Series 2001,
                 5.500%, 5/01/28 (Pre-refunded 5/01/11) - AMBAC Insured

        2,720   Ohio State University, General Receipts Bonds, Series 2003B,          6/13 at 100.00          AA          2,928,597
                 5.250%, 6/01/20

          665   Richland County, Ohio, Hospital Facilities Revenue Refunding         11/10 at 101.00          A-            713,465
                 Bonds, MedCentral Health System Obligated Group,
                 Series 2000A, 6.125%, 11/15/16

        1,335   Richland County, Ohio, Hospital Facilities Revenue Refunding         11/10 at 101.00     N/R (4)          1,452,080
                 Bonds, MedCentral Health System Obligated Group,
                 Series 2000A, 6.125%, 11/15/16 (Pre-refunded 11/15/10)

        7,000   Steubenville, Ohio, Hospital Facilities Revenue Refunding            10/10 at 100.00          A3          7,517,930
                 and Improvement Bonds, Trinity Health System, Series 2000,
                 6.500%, 10/01/30

------------------------------------------------------------------------------------------------------------------------------------
       18,735   Total Ohio                                                                                               20,324,997
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 0.6% (0.2% OF TOTAL INVESTMENTS)

                Norman Regional Hospital Authority, Oklahoma, Hospital
                Revenue Bonds, Series 2005:
          500    5.375%, 9/01/29                                                      9/16 at 100.00        BBB-            527,750
        1,050    5.375%, 9/01/36                                                      9/16 at 100.00        BBB-          1,102,994

        3,500   Oklahoma Capitol Improvement Authority, State Facilities              7/15 at 100.00         AAA          3,720,360
                 Revenue Bonds, Series 2005F, 5.000%, 7/01/24 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,050   Total Oklahoma                                                                                            5,351,104
------------------------------------------------------------------------------------------------------------------------------------


                OREGON - 1.0% (0.6% OF TOTAL INVESTMENTS)

                Oregon Department of Administrative Services, Certificates of
                Participation, Series 2005A:
        2,060    5.000%, 5/01/24 - FSA Insured                                        5/15 at 100.00         AAA          2,178,924
        4,220    5.000%, 5/01/30 - FSA Insured                                        5/15 at 100.00         AAA          4,440,115

        2,500   Oregon State Department of Transportation, Highway User              11/14 at 100.00         AAA          2,666,375
                 Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21

------------------------------------------------------------------------------------------------------------------------------------
        8,780   Total Oregon                                                                                              9,285,414
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 4.3% (2.6% OF TOTAL INVESTMENTS)

          980   Bucks County Industrial Development Authority, Pennsylvania,          3/17 at 100.00         BBB            987,164
                 Charter School Revenue Bonds, School Lane Charter School,
                 Series 2007A, 5.000%, 3/15/37

                Lancaster Higher Education Authority, Pennsylvania, Revenue
                Bonds, Franklin and Marshall College, Series 2003C:
        1,340    5.250%, 4/15/15                                                      4/13 at 100.00          A+          1,431,589
        1,960    5.250%, 4/15/17                                                      4/13 at 100.00          A+          2,086,459

        1,000   Pennsylvania State University, General Revenue Bonds,                 9/15 at 100.00          AA          1,059,690
                 Series 2005, 5.000%, 9/01/29

        2,625   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,             6/16 at 100.00         AAA          2,803,631
                 Series 2006A, 5.000%, 12/01/26 - AMBAC Insured


                                       23

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

                Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General
                Ordinance, Fifth Series 2004A-1:
$       4,505    5.000%, 9/01/21 - FSA Insured                                        9/14 at 100.00         AAA     $    4,760,839
        4,735    5.000%, 9/01/22 - FSA Insured                                        9/14 at 100.00         AAA          4,994,715

        8,405   Philadelphia Redevelopment Authority, Pennsylvania,                   4/08 at 103.00         N/R          8,552,340
                 Multifamily Housing Mortgage Revenue Bonds, Cricket
                 Court Apartments, Series 1998A, 6.200%, 4/01/25
                 (Alternative Minimum Tax)

       14,000   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA         15,160,460
                 Revenue Bonds, Philadelphia School District, Series 2003,
                 5.250%, 6/01/24 (Pre-refunded 6/01/13) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       39,550   Total Pennsylvania                                                                                       41,836,887
------------------------------------------------------------------------------------------------------------------------------------


                PUERTO RICO - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          1,588,020
                 Series 2005RR, 5.000%, 7/01/30 - XLCA Insured
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 6.6% (4.1% OF TOTAL INVESTMENTS)

        8,610   Dorchester County School District 2, South Carolina,                 12/14 at 100.00           A          9,145,800
                 Installment Purchase Revenue Bonds, GROWTH, Series 2004,
                 5.250%, 12/01/24

                Greenville County School District, South Carolina, Installment
                Purchase Revenue Bonds, Series  2003:
        5,090    5.250%, 12/01/18                                                    12/13 at 100.00         AA-          5,432,557
        3,595    5.250%, 12/01/20                                                    12/13 at 100.00         AA-          3,826,051
        1,865    5.250%, 12/01/21                                                    12/13 at 100.00         AA-          1,982,644

                Lexington County Health Service District, South Carolina,
                Hospital Revenue Bonds, Series 2004:
        1,805    6.000%, 5/01/19                                                      5/14 at 100.00          A+          1,995,175
        2,400    5.500%, 5/01/24                                                      5/14 at 100.00          A+          2,547,240

                South Carolina JOBS Economic Development Authority, Hospital
                Refunding and Improvement Revenue Bonds, Palmetto Health
                Alliance, Series 2003C:
       13,345    6.375%, 8/01/34 (Pre-refunded 8/01/13)                               8/13 at 100.00    BBB+ (4)         15,236,520
        1,655    6.375%, 8/01/34 (Pre-refunded 8/01/13)                               8/13 at 100.00    BBB+ (4)          1,885,144

                Tobacco Settlement Revenue Management Authority,
                South Carolina, Tobacco Settlement Asset-Backed Bonds,
                Series 2001B:
        8,915    6.000%, 5/15/22                                                      5/11 at 101.00         BBB          9,481,816
        7,500    6.375%, 5/15/28                                                      5/11 at 101.00         BBB          8,102,250
        4,150    6.375%, 5/15/30                                                        No Opt. Call         BBB          4,838,568

------------------------------------------------------------------------------------------------------------------------------------
       58,930   Total South Carolina                                                                                     64,473,765
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 1.2% (0.7% OF TOTAL INVESTMENTS)

        6,400   Johnson City Health and Educational Facilities Board,                 7/16 at 100.00        BBB+          6,819,136
                 Tennessee, Revenue Bonds, Mountain States Health Alliance,
                 Series 2006A, 5.500%, 7/01/36

        6,100   Knox County Health, Educational and Housing Facilities Board,          1/17 at 31.68          A-          1,180,838
                 Tennessee, Hospital Revenue Refunding Bonds, Covenant
                 Health, Series 2006, 0.000%, 1/01/40

          410   Sullivan County Health Educational and Housing Facilities             9/16 at 100.00        BBB+            425,756
                 Board, Tennessee, Revenue Bonds, Wellmont Health System,
                 Series 2006C, 5.250%, 9/01/36

        3,025   Tennessee Housing Development Agency, Homeownership                   7/13 at 100.00          AA          3,070,829
                 Program Bonds, Series 2004, 5.000%, 7/01/34
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       15,935   Total Tennessee                                                                                          11,496,559
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 13.9% (8.5% OF TOTAL INVESTMENTS)

        5,000   Alliance Airport Authority, Texas, Special Facilities Revenue        12/12 at 100.00        CCC+          4,865,650
                 Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29
                 (Alternative Minimum Tax)

        3,257   Austin Housing Finance Corporation, Texas, GNMA                      12/10 at 105.00         Aaa          3,576,219
                 Collateralized Multifamily Housing Revenue Bonds, Fairway
                 Village Project, Series 2000A, 7.375%, 6/20/35
                 (Alternative Minimum Tax)

        8,840   Board of Regents, University of Texas System, Financing               2/17 at 100.00         AAA          8,530,688
                 System Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)

        2,150   Brazos River Authority, Texas, Pollution Control Revenue Bonds,      10/13 at 101.00        Baa2          2,341,458
                 TXU Energy Company LLC Project, Series 2003C,
                 6.750%, 10/01/38 (Alternative Minimum Tax)


                                       24

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS October 31, 2006
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$         175   Clear Creek Independent School District, Galveston and Harris         2/10 at 100.00         AAA     $      185,190
                 Counties, Texas, Unlimited Tax Schoolhouse and Refunding
                 Bonds, Series 2000, 6.000%, 2/15/16

          665   Harlingen Housing Finance Corporation, Texas, GNMA/FNMA               9/10 at 105.00         AAA            680,800
                 Single Family Mortgage Revenue Bonds, Series 2000A,
                 6.700%, 9/01/33 (Alternative Minimum Tax)

        3,380   Harris County Hospital District, Texas, Revenue Refunding               No Opt. Call         AAA          3,580,265
                 Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured

        1,000   Harris County Hospital District, Texas, Revenue Refunding               No Opt. Call         AAA          1,049,120
                 Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured (ETM)

       19,125   Harris County Hospital District, Texas, Revenue Refunding             8/10 at 100.00         AAA         20,274,218
                 Bonds, Series 2000, 6.000%, 2/15/15 - MBIA Insured

        4,000   Harris County-Houston Sports Authority, Texas, Junior Lien           11/11 at 100.00         AAA          4,207,400
                 Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 -
                 MBIA Insured

        5,000   Houston, Texas, First Lien Combined Utility System Revenue            5/14 at 100.00         AAA          5,396,100
                 Bonds, Series 2004A, 5.250%, 5/15/25 - MBIA Insured

        6,000   Houston, Texas, General Obligation Public Improvement Bonds,          3/11 at 100.00         AAA          6,377,760
                 Series 2001B, 5.500%, 3/01/15 - FSA Insured

        9,250   Houston, Texas, Subordinate Lien Airport System Revenue               7/10 at 100.00         AAA          9,689,560
                 Bonds, Series 2000B, 5.500%, 7/01/30 - FSA Insured

        4,660   Hutto Independent School District, Williamson County, Texas,          8/16 at 100.00         AAA          4,926,552
                 General Obligation Bonds, Series 2007, Residuals 07-1001,
                 4,750%, 8/01/43 (IF)

                Kerrville Health Facilities Development Corporation, Texas,
                Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005:
        2,000    5.250%, 8/15/21                                                        No Opt. Call        BBB-          2,084,920
        2,500    5.125%, 8/15/26                                                        No Opt. Call        BBB-          2,572,900

        1,505   Lower Colorado River Authority, Texas, Contract Revenue               5/13 at 100.00         AAA          1,602,569
                 Refunding Bonds, Transmission Services Corporation,
                 Series 2003C, 5.250%, 5/15/23 - AMBAC Insured

          245   Lower Colorado River Authority, Texas, Revenue Refunding              5/13 at 100.00         Aaa            264,906
                 and Improvement Bonds, Series 2003, 5.250%, 5/15/24
                 (Pre-refunded 5/15/13) - AMBAC Insured

        3,155   Lower Colorado River Authority, Texas, Revenue Refunding              5/13 at 100.00         AAA          3,363,009
                 and Improvement Bonds, Series 2003, 5.250%, 5/15/24 -
                 AMBAC Insured

        6,670   Pearland Independent School District, Brazoria County, Texas,         2/17 at 100.00         AAA          6,540,202
                 General Obligation Bonds, Series 2007, Rites-PA- 1449,
                 4.500%, 2/15/32 (IF)

        2,000   Sabine River Authority, Texas, Pollution Control Revenue Bonds,      11/15 at 100.00        Baa2          2,032,280
                 TXU Electric Company, Series 2001C, 5.200%, 5/01/28

       10,810   Tarrant County Health Facilities Development Corporation,            12/10 at 105.00         Aaa         12,168,709
                 Texas, GNMA Collateralized Mortgage Loan Revenue Bonds,
                 Eastview Nursing Home, Ebony Lake Nursing Center,
                 Ft. Stockton Nursing Center, Lynnhaven Nursing Center and
                 Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32

        4,000   Tarrant County Health Facilities Development Corporation,            11/10 at 101.00      A+ (4)          4,420,840
                 Texas, Hospital Revenue Bonds, Adventist Health System -
                 Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30
                 (Pre-refunded 11/15/10)

        5,000   Tarrant Regional Water District, Texas, Water Revenue                 3/13 at 100.00         AAA          5,356,550
                 Refunding and Improvement Bonds, Series 1999,
                 5.250%, 3/01/17 - FSA Insured

        4,000   Texas A&M University, Financing System Revenue Bonds,                 5/09 at 100.00         AAA          4,147,760
                 Series 1999, 5.550%, 5/15/29 (Pre-refunded 5/15/09) -
                 MBIA Insured

       25,000   Texas Turnpike Authority, First Tier Revenue Bonds, Central             No Opt. Call         AAA         11,838,500
                 Texas Turnpike System, Series 2002A, 0.000%, 8/15/24 -
                 AMBAC Insured

        2,500   Tomball Hospital Authority, Texas, Hospital Revenue Bonds,            7/15 at 100.00        Baa3          2,529,075
                 Tomball Regional Hospital, Series 2005, 5.000%, 7/01/20

------------------------------------------------------------------------------------------------------------------------------------
      141,887   Total Texas                                                                                             134,603,200
------------------------------------------------------------------------------------------------------------------------------------


                                       25

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.1% (0.1% OF TOTAL INVESTMENTS)

$         900   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/07 at 101.50         AAA     $      912,483
                 Series 1997F, 5.750%, 7/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                VIRGINIA - 0.6% (0.2% OF TOTAL INVESTMENTS)

        4,800   Virginia Beach Development Authority, Virginia, Multifamily          10/14 at 100.00         N/R          5,440,704
                 Residential Rental Housing Revenue Bonds, Mayfair
                 Apartments I and II, Series 1999, 7.500%, 10/01/39
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 6.6% (4.0% OF TOTAL INVESTMENTS)

        2,500   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA          2,729,775
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002C, 5.750%, 7/01/17 - MBIA Insured

                Public Utility District 1, Chelan County, Washington, Revenue
                Bonds, Chelan Hydro Consolidated System, Series 1997A:
       11,820    5.650%, 7/01/32 (Mandatory put 7/01/24) (Alternative Minimum Tax)    7/07 at 102.00          AA         12,075,667
        8,000    5.650%, 7/01/32 (Mandatory put 7/01/27) (Alternative Minimum Tax)    7/07 at 102.00          AA          8,173,280

        3,125   Skagit County Public Hospital District 1, Washington, General         6/14 at 100.00         Aaa          3,416,469
                 Obligation Bonds, Series 2004A, 5.375%, 12/01/20 -
                 MBIA Insured

        5,000   Snohomish County, Washington, Limited Tax General Obligation         12/11 at 100.00         AAA          5,274,350
                 Bonds, Series 2001, 5.250%, 12/01/26 - MBIA Insured

        9,350   Washington Public Power Supply System, Revenue Refunding              7/07 at 102.00         Aaa          9,558,692
                 Bonds, Nuclear Project 3, Series 1997A, 5.250%, 7/01/15
                 (Pre-refunded 7/01/07)

        7,775   Washington Public Power Supply System, Revenue Refunding              7/08 at 102.00         Aaa          8,033,363
                 Bonds, Nuclear Project 3, Series 1998A, 5.125%, 7/01/18

        4,750   Washington State Healthcare Facilities Authority, Revenue            11/08 at 101.00         Aaa          4,869,415
                 Bonds, Swedish Health Services, Series 1998,
                 5.125%, 11/15/22 - AMBAC Insured

        6,480   Washington State, Motor Vehicle Fuel Tax General Obligation             No Opt. Call         AAA          3,090,766
                 Bonds, Series 2002-03C, 0.000%, 6/01/24 - MBIA Insured

       11,000   Washington, General Obligation Bonds, Series 2000S-5,                   No Opt. Call         AAA          6,448,530
                 0.000%, 1/01/20 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       69,800   Total Washington                                                                                         63,670,307
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 3.4% (2.1% OF TOTAL INVESTMENTS)

                Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
                Bonds, Public Schools, Series 2003A:
        1,000    5.125%, 8/01/22 (Pre-refunded 8/01/13) - AMBAC Insured               8/13 at 100.00         AAA          1,074,510
          750    5.125%, 8/01/23 (Pre-refunded 8/01/13) - AMBAC Insured                    at 100.00         AAA            805,883

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue        7/11 at 100.00          A-          1,060,270
                 Bonds, Agnesian Healthcare Inc., Series 2001, 6.000%, 7/01/21

        9,000   Wisconsin Health and Educational Facilities Authority, Revenue        4/13 at 100.00        BBB+          9,978,480
                 Bonds, Aurora Healthcare Inc., Series 2003, 6.400%, 4/15/33

        2,175   Wisconsin Health and Educational Facilities Authority, Revenue       10/11 at 100.00         BBB          2,345,368
                 Bonds, Carroll College Inc., Series 2001, 6.125%, 10/01/16

          790   Wisconsin Health and Educational Facilities Authority, Revenue        5/16 at 100.00         BBB            804,623
                 Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32

        6,025   Wisconsin Health and Educational Facilities Authority, Revenue        9/13 at 100.00        BBB+          6,516,279
                 Bonds, Franciscan Sisters of Christian Charity Healthcare
                 Ministry, Series 2003A, 6.000%, 9/01/22

        4,995   Wisconsin Health and Educational Facilities Authority, Revenue        9/17 at 100.00        BBB+          5,024,720
                 Bonds, Franciscan Sisters of Christian Charity HealthCare
                 Ministry, Series 2007, 5.000%, 9/01/33 (WI/DD, Settling 5/01/07)

        2,000   Wisconsin Health and Educational Facilities Authority, Revenue        8/13 at 100.00          A-          2,072,940
                 Bonds, Wheaton Franciscan Services Inc., Series 2003A,
                 5.250%, 8/15/25

                Wisconsin, General Obligation Bonds, Series 2004-3:
          175    5.250%, 5/01/19 - FGIC Insured                                       5/14 at 100.00         AAA            189,355
        1,265    5.250%, 5/01/21 - FGIC Insured                                       5/14 at 100.00         AAA          1,365,555

        1,545   Wisconsin, General Obligation Bonds, Series 2004-3,                   5/14 at 100.00         Aaa          1,687,063
                 5.250%, 5/01/19 (Pre-refunded 5/01/14) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       30,720   Total Wisconsin                                                                                          32,925,046
------------------------------------------------------------------------------------------------------------------------------------


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.4% (0.2% OF TOTAL INVESTMENTS)

$       3,900   Sweetwater County, Wyoming, Solid Waste Disposal Revenue             12/15 at 100.00        BBB-     $    4,144,063
                 Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
$   1,650,600   Total Investments (cost $1,512,468,596) - 163.7%                                                      1,587,716,040
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (10.8)%                                                                    (104,509,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                     11,445,625
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.1)%                                                       (525,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  969,652,665
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT APRIL 30, 2007:
                                       FUND                                      FIXED RATE                              UNREALIZED
                    NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE         PAYMENT  EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY          AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)      FREQUENCY    DATE (5)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.   $15,000,000        Receive  3-Month USD-LIBOR        5.235%  Semi-Annually   12/12/07      12/12/36       $308,204
JPMorgan          31,000,000        Receive  3-Month USD-LIBOR        5.060   Semi-Annually   12/12/07      12/12/16        149,558
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $457,762
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                   (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
                        Portfolio of
                                INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 4.6% (2.8% OF TOTAL INVESTMENTS)
                Birmingham Special Care Facilities Financing Authority, Alabama,
                Revenue Bonds, Baptist Health System Inc., Series 2005A:
$       3,600    5.250%, 11/15/20                                                    11/15 at 100.00        Baa1     $    3,772,728
        1,000    5.000%, 11/15/30                                                    11/15 at 100.00        Baa1          1,020,530

       12,000   Birmingham Waterworks and Sewerage Board, Alabama,                    1/17 at 100.00         AAA         11,790,000
                 Water and Sewerage Revenue Bonds, Series 2007A,
                 4.500%, 1/01/39 - AMBAC Insured (UB)

        1,560   Courtland Industrial Development Board, Alabama, Pollution            6/15 at 100.00         BBB          1,602,214
                 Control Revenue Bonds, International Paper Company,
                 Series 2005A, 5.000%, 6/01/25

        1,690   Montgomery BMC Special Care Facilities Financing Authority,          11/14 at 100.00      A3 (4)          1,843,334
                 Alabama, Revenue Bonds, Baptist Medical Center,
                 Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)

        8,255   University of South Alabama, Student Tuition Revenue Bonds,           3/14 at 100.00         Aaa          8,698,376
                 Series 2004, 5.000%, 3/15/24 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       28,105   Total Alabama                                                                                            28,727,182
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 1.7% (1.1% OF TOTAL INVESTMENTS)

       10,500   Northern Tobacco Securitization Corporation, Alaska, Tobacco          6/14 at 100.00        Baa3         10,417,995
                 Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 0.8% (0.5% OF TOTAL INVESTMENTS)

                Glendale Industrial Development Authority, Arizona, Revenue
                Bonds, John C. Lincoln Health Network, Series 2005B:
          200    5.250%, 12/01/24                                                    12/15 at 100.00         BBB            209,056
          265    5.250%, 12/01/25                                                    12/15 at 100.00         BBB            276,999

        2,850   Maricopa County Industrial Development Authority, Arizona,            5/07 at 102.00         AAA          3,056,625
                 Multifamily Housing Revenue Bonds, Place Five and The
                 Greenery Apartments, Series 1996A, 6.625%, 1/01/27 (ETM)

        1,695   Pima County Industrial Development Authority, Arizona,                7/07 at 100.50         AAA          1,742,155
                 Lease Obligation Revenue Refunding Bonds, Tucson Electric
                 Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,010   Total Arizona                                                                                             5,284,835
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,000   Washington County, Arkansas, Hospital Revenue Bonds,                  2/15 at 100.00         BBB          1,025,440
                 Washington Regional Medical Center, Series 2005B,
                 5.000%, 2/01/25
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 19.7% (11.9% OF TOTAL INVESTMENTS)

        5,690   California Department of Veterans Affairs, Home Purchase              6/12 at 101.00         AAA          6,073,449
                 Revenue Bonds, Series 2002A, 5.300%, 12/01/21 -
                 AMBAC Insured

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        4,000    6.000%, 5/01/15 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa          4,470,360
        5,500    5.375%, 5/01/21 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa          5,990,655

                California Educational Facilities Authority, Revenue Refunding
                Bonds, Loyola Marymount University, Series 2001A:
        3,255    0.000%, 10/01/23 - MBIA Insured                                        No Opt. Call         Aaa          1,603,185
        5,890    0.000%, 10/01/24 - MBIA Insured                                        No Opt. Call         Aaa          2,769,066
        7,615    0.000%, 10/01/25 - MBIA Insured                                        No Opt. Call         Aaa          3,409,769

        6,240   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2          6,445,670
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27

        2,500   California Health Facilities Financing Authority, Revenue Bonds,     11/16 at 100.00         AA-          2,585,275
                 Sutter Health, Series 2007A, 5.000%, 11/15/42
                 (WI/DD, Settling 5/01/07)


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       2,055   California Infrastructure Economic Development Bank,                 10/14 at 100.00          AA     $    2,168,847
                 Infrastructure State Revolving Fund Revenue Bonds,
                 Series 2004, 5.000%, 10/01/21

       20,500   California, General Obligation Bonds, Series 2005,                    6/15 at 100.00         Aaa         21,606,795
                 5.000%, 6/01/33 - CIFG Insured (UB)

        1,000   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+          1,013,660
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.000%, 7/01/39

        2,500   California, Economic Recovery Revenue Bonds, Series 2004A,              No Opt. Call         AA+          2,739,475
                 5.250%, 7/01/14

        3,500   California, General Obligation Bonds, Series 2003, 5.000%, 2/01/32    8/13 at 100.00          A+          3,635,590

        8,000   California, General Obligation Bonds, Series 2004, 5.125%, 2/01/25    2/14 at 100.00          A+          8,500,720

        1,900   Chula Vista, California, Industrial Development Revenue Bonds,        6/14 at 102.00          A2          2,056,693
                 San Diego Gas and Electric Company, Series 1996A,
                 5.300%, 7/01/21

        2,500   Fontana Public Financing Authority, California, Tax Allocation       10/15 at 100.00         AAA          2,656,000
                 Revenue Bonds, North Fontana Redevelopment Project,
                 Series 2005A, 5.000%, 10/01/23 - AMBAC Insured

       30,000   Foothill/Eastern Transportation Corridor Agency, California,            No Opt. Call         AAA         16,883,398
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/21 (ETM)

        1,385   Fullerton Public Financing Authority, California, Tax Allocation      9/15 at 100.00         AAA          1,464,665
                 Revenue Bonds, Series 2005, 5.000%, 9/01/27 - AMBAC Insured

                Perris, California, Special Tax Bonds, Community Facilities
                District 2001-1, May Farms Improvement Area 4, Series 2005A:
        1,420    5.000%, 9/01/25                                                      9/15 at 102.00         N/R          1,444,580
          435    5.100%, 9/01/30                                                      9/15 at 102.00         N/R            445,331

                San Diego County, California, Certificates of Participation,
                Burnham Institute, Series 2006:
          250    5.000%, 9/01/21                                                      9/15 at 102.00        Baa3            261,068
          275    5.000%, 9/01/23                                                      9/15 at 102.00        Baa3            286,943

        2,220   San Diego Redevelopment Agency, California, Subordinate               9/14 at 100.00         AAA          2,372,914
                 Lien Tax Allocation Bonds, Centre City Project, Series 2004A,
                 5.000%, 9/01/20 - XLCA Insured

          960   San Francisco Redevelopment Agency, California, Hotel Tax             7/07 at 100.00         AAA            973,910
                 Revenue Bonds, Series 1994, 6.750%, 7/01/25 - FSA Insured

       32,400   San Joaquin Hills Transportation Corridor Agency, Orange                No Opt. Call         Aaa         10,026,828
                 County, California, Toll Road Revenue Refunding Bonds,
                 Series 1997A, 0.000%, 1/15/34 - MBIA Insured UB)

        6,000   San Jose Redevelopment Agency, California, Tax Allocation             8/14 at 100.00         AAA          6,490,920
                 Bonds, Merged Area Redevelopment Project, Series 2004A,
                 5.250%, 8/01/19 - MBIA Insured

        2,000   Sonoma County Junior College District, California, General            8/13 at 100.00         AAA          2,151,360
                 Obligation Bonds, Series 2003A, 5.000%, 8/01/27
                 (Pre-refunded 8/01/13) - FSA Insured

        3,000   Walnut Energy Center Authority, California, Electric Revenue          1/14 at 100.00         AAA          3,130,200
                 Bonds, Turlock Irrigation District, Series 2004A,
                 5.000%, 1/01/34 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
      162,990   Total California                                                                                        123,657,326
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 2.3% (1.4% OF TOTAL INVESTMENTS)

        1,700   Centennial Water and Sanitation District, Colorado, Water            12/14 at 100.00         AAA          1,813,679
                 and Sewerage Revenue Bonds, Series 2004,
                 5.000%, 12/01/22 - FGIC Insured

                Colorado Health Facilities Authority, Revenue Bonds, Evangelical
                Lutheran Good Samaritan Society, Series 2005:
        1,745    5.250%, 6/01/23                                                      6/16 at 100.00          A-          1,835,670
          475    5.000%, 6/01/29                                                      6/16 at 100.00          A-            487,364

          400   Colorado Health Facilities Authority, Revenue Bonds, Poudre           3/15 at 100.00        BBB+            408,948
                 Valley Health Care, Series 2005F, 5.000%, 3/01/25

          120   Colorado Housing Finance Authority, Single Family Program             6/07 at 104.50         Aa2            123,490
                 Senior Bonds, Series 1995D, 7.375%, 6/01/26
                 (Alternative Minimum Tax)

          400   Denver City and County, Colorado, Airport System Revenue                No Opt. Call          A+            443,528
                 Bonds, Series 1991D, 7.750%, 11/15/13
                 (Alternative Minimum Tax)


                                       29

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       6,925   Denver Convention Center Hotel Authority, Colorado,                  11/16 at 100.00         AAA     $    7,432,187
                 Senior Revenue Bonds, Convention Center Hotel,
                 Series 2006, 5.125%, 12/01/25 - XLCA Insured

        1,700   Denver, Colorado, FHA-Insured Multifamily Housing Revenue            10/07 at 102.00         AAA          1,734,255
                 Bonds, Boston Lofts Project, Series 1997A, 5.750%, 10/01/27
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       13,465   Total Colorado                                                                                           14,279,121
------------------------------------------------------------------------------------------------------------------------------------


                CONNECTICUT - 0.8% (0.5% OF TOTAL INVESTMENTS)

        5,000   Connecticut, Special Tax Obligation Transportation Infrastructure     1/14 at 100.00         AAA          5,298,900
                 Purpose Bonds, Series 2003B, 5.000%, 1/01/21 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 2.2% (1.4% OF TOTAL INVESTMENTS)

                District of Columbia, Revenue Bonds, Georgetown University,
                Series 2001A:
       11,720    0.000%, 4/01/27 (Pre-refunded 4/01/11) - MBIA Insured                 4/11 at 39.61         AAA          3,994,762
       13,780    0.000%, 4/01/28 (Pre-refunded 4/01/11) - MBIA Insured                 4/11 at 37.21         AAA          4,412,632
       15,855    0.000%, 4/01/29 (Pre-refunded 4/01/11) - MBIA Insured                 4/11 at 35.07         AAA          4,784,722

        1,000   Washington Convention Center Authority, District of Columbia,        10/16 at 100.00         Aaa            980,580
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007,
                 Residuals 1606, 4.500%, 10/01/30 - AMBAC Insured (IF)

------------------------------------------------------------------------------------------------------------------------------------
       42,355   Total District of Columbia                                                                               14,172,696
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 3.3% (2.0% OF TOTAL INVESTMENTS)

        4,230   Brevard County Health Facilities Authority, Florida, Revenue          4/16 at 100.00           A          4,374,412
                 Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/24

        5,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/07 at 101.00         AAA          5,106,350
                 5.750%, 10/01/18 - MBIA Insured (Alternative Minimum Tax)

        2,500   Escambia County Health Facilities Authority, Florida, Health         10/08 at 101.00        BBB+          2,545,150
                 Facility Revenue Refunding Bonds, Baptist Hospital and
                 Baptist Manor, Series 1998, 5.125%, 10/01/19

          560   Florida Housing Finance Corporation, Homeowner Mortgage               1/10 at 100.00         AAA            575,333
                 Revenue Bonds, Series 2000-11, 5.850%, 1/01/22 -
                 FSA Insured (Alternative Minimum Tax)

        3,600   Hillsborough County Industrial Development Authority, Florida,        4/10 at 101.00         N/R          3,905,280
                 Exempt Facilities Remarketed Revenue Bonds, National
                 Gypsum Company, Apollo Beach Project, Series 2000B,
                 7.125%, 4/01/30 (Alternative Minimum Tax)

        1,700   Miami-Dade County, Florida, Beacon Tradeport Community                5/12 at 102.00          AA          1,838,703
                 Development District, Special Assessment Bonds,
                 Commercial Project, Series 2002A, 5.625%, 5/01/32 -
                 RAAI Insured

        2,455   South Miami Florida Health Facilities Authority, Hospital             8/17 at 100.00         AA-          2,521,432
                 Revenue, Baptist Health System Obligation Group,
                 Series 2007, 5.000%, 8/15/42 (WI/DD, Settling 5/16/07)

------------------------------------------------------------------------------------------------------------------------------------
       20,045   Total Florida                                                                                            20,866,660
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 1.6% (1.0% OF TOTAL INVESTMENTS)

          500   Chatham County Hospital Authority, Savannah, Georgia,                 1/14 at 100.00        BBB+            522,880
                 Hospital Revenue Bonds, Memorial Health University
                 Medical Center Inc., Series 2004A, 5.375%, 1/01/26

           10   Municipal Electric Authority of Georgia, Combustion Turbine          11/13 at 100.00         AAA             10,880
                 Revenue Bonds, Series 2003A, 5.250%, 11/01/15
                 (Pre-refunded 11/01/13) - MBIA Insured

                Municipal Electric Authority of Georgia, Combustion Turbine
                Revenue Bonds, Series 2003A:
        3,405    5.250%, 11/01/15 - MBIA Insured                                     11/13 at 100.00         AAA          3,693,642
        3,365    5.000%, 11/01/18 - MBIA Insured                                     11/13 at 100.00         AAA          3,578,778

        2,235   Richmond County Development Authority, Georgia, Revenue              12/14 at 100.00         AAA          2,360,227
                 Bonds, Medical College of Georgia, Cancer Research Center
                 Project, Series 2004A, 5.000%, 12/15/24 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,515   Total Georgia                                                                                            10,166,407
------------------------------------------------------------------------------------------------------------------------------------


                IDAHO - 0.9% (0.5% OF TOTAL INVESTMENTS)

          280   Idaho Housing Agency, Senior Lien Single Family Mortgage              7/07 at 100.00         Aaa            285,522
                 Bonds, Series 1995F, 6.450%, 7/01/27 (Alternative
                 Minimum Tax)

        3,160   Idaho Housing and Finance Association, GNMA Housing                   3/12 at 105.00         Aaa          3,579,206
                 Revenue Refunding Bonds, Wedgewood Terrace Project,
                 Series 2002A-1, 7.250%, 3/20/37


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                IDAHO (continued)

$         280   Idaho Housing and Finance Association, Single Family                  7/07 at 101.00         Aaa     $      285,628
                 Mortgage Bonds, Series 1996G, 6.350%, 7/01/26
                 (Alternative Minimum Tax)

          260   Idaho Housing and Finance Association, Single Family                  1/10 at 100.00         Aa2            264,776
                 Mortgage Bonds, Series 2000B, 6.250%, 7/01/22
                 (Alternative Minimum Tax)

          465   Idaho Housing and Finance Association, Single Family                  7/10 at 100.00         Aaa            472,696
                 Mortgage Bonds, Series 2000E, 5.950%, 7/01/20
                 (Alternative Minimum Tax)

          500   Madison County, Idaho, Hospital Revenue Certificates of               9/16 at 100.00        BBB-            515,790
                 Participation, Madison Memorial Hospital, Series 2006,
                 5.250%, 9/01/30

------------------------------------------------------------------------------------------------------------------------------------
        4,945   Total Idaho                                                                                               5,403,618
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 16.8% (10.2% OF TOTAL INVESTMENTS)

        5,000   Chicago Board of Education, Illinois, Unlimited Tax General             No Opt. Call         AAA          2,823,800
                 Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                 0.000%, 12/01/20 - FGIC Insured

       17,700   Chicago Greater Metropolitan Area Sanitary District, Illinois,       12/16 at 100.00         AAA         19,385,217
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/35 (UB)

       22,670   Chicago, Illinois, General Obligation Bonds, City Colleges,             No Opt. Call         AAA         10,579,636
                 Series 1999, 0.000%, 1/01/25 - FGIC Insured

        1,585   Chicago, Illinois, General Obligation Bonds, Series 1995A-1,          1/08 at 100.00         AAA          1,596,364
                 5.125%, 1/01/25 - AMBAC Insured

          620   Chicago, Illinois, General Obligation Refunding Bonds,                7/08 at 102.00         AAA            642,345
                 Series 1998, 5.250%, 1/01/20 - FGIC Insured

                Chicago, Illinois, General Obligation Refunding Bonds, Series 1998:
          120    5.250%, 1/01/20 (Pre-refunded 7/01/08) - FGIC Insured                7/08 at 102.00         AAA            124,522
          260    5.250%, 1/01/20 (Pre-refunded 7/01/08) - FGIC Insured                7/08 at 102.00         AAA            269,797

        1,175   Chicago, Illinois, GNMA Collateralized Multifamily Housing            6/09 at 102.00         Aaa          1,214,856
                 Revenue Bonds, Bryn Mawr-Belle Shores Project, Series 1997,
                 5.800%, 6/01/23 (Alternative Minimum Tax)

        3,145   Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning       7/07 at 102.00         N/R          3,215,102
                 Redevelopment Project, Series 1996B, 7.250%, 1/01/14

        3,105   Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary           7/07 at 102.00         N/R          3,175,484
                 Drainage and Ship Canal Redevelopment Project, Series 1997A,
                 7.750%, 1/01/14

        4,865   Cook County Community Consolidated School District 15,                  No Opt. Call         Aaa          2,740,260
                 Palatine, Illinois, General Obligation Bonds, Series 2001,
                 0.000%, 12/01/20 - FGIC Insured (ETM)

        6,190   Cook County Community High School District 219, Niles                   No Opt. Call         Aaa          3,495,864
                 Township, Illinois, General Obligation Capital Appreciation
                 Bonds, Series 2001, 0.000%, 12/01/20 - MBIA Insured

                Illinois Finance Authority, Revenue Bonds, OSF Healthcare
                System, Series 2004:
        2,000    5.250%, 11/15/14                                                     5/14 at 100.00           A          2,126,840
        4,420    5.250%, 11/15/15                                                     5/14 at 100.00           A          4,675,432

          395   Illinois Finance Authority, Revenue Bonds, Proctor Hospital,          1/16 at 100.00        BBB-            404,132
                 Series 2006, 5.125%, 1/01/25

        1,000   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/12 at 100.00        Baa2          1,041,210
                 Medical Center, Series 2002, 5.500%, 5/15/32

        3,000   Illinois Health Facilities Authority, Revenue Bonds, Lake Forest      7/13 at 100.00          A-          3,274,440
                 Hospital, Series 2003, 6.000%, 7/01/33

        3,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,          No Opt. Call          A+          3,402,480
                 Lutheran General Health System, Series 1993C, 6.000%, 4/01/18

                Illinois Housing Development Authority, Housing Finance Bonds,
                Series 2000A:
          500    5.750%, 9/01/10 (Alternative Minimum Tax)                            3/10 at 100.00          AA            504,360
        1,245    6.200%, 9/01/20 (Alternative Minimum Tax)                            3/10 at 100.00          AA          1,275,590

       11,000   Illinois, General Obligation Bonds, Illinois FIRST Program,             No Opt. Call         AAA         13,633,508
                 Series 2001, 6.000%, 11/01/26 - FGIC Insured

        2,000   Illinois, General Obligation Bonds, Illinois FIRST Program,           2/12 at 100.00         AAA          2,147,800
                 Series 2002, 5.500%, 2/01/18 - FGIC Insured


                                       31

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

                Lake County Community Unit School District 60, Waukegan,
                Illinois, General Obligation Refunding Bonds, Series 2001B:
$       3,230    0.000%, 11/01/19 - FSA Insured                                         No Opt. Call         Aaa     $    1,918,555
        1,740    0.000%, 11/01/21 - FSA Insured                                         No Opt. Call         Aaa            940,157

        4,020   Lake, Cook, Kane and McHenry Counties Community Unit                    No Opt. Call         AAA          4,526,842
                 School District 220, Barrington, Illinois, School Refunding
                 Bonds, Series 2002, 5.250%, 12/01/20 - FSA Insured

                Lombard Public Facilities Corporation, Illinois, Second Tier
                Conference Center and Hotel Revenue Bonds, Series 2005B:
          855    5.250%, 1/01/25                                                      1/16 at 100.00         AA-            908,446
        1,750    5.250%, 1/01/30                                                      1/16 at 100.00         AA-          1,859,393

       17,945   McHenry and Kane Counties Community Consolidated School                 No Opt. Call         Aaa          9,600,037
                 District 158, Huntley, Illinois, General Obligation Bonds,
                 Series 2003, 0.000%, 1/01/22 - FGIC Insured

        2,910   McHenry County Community High School District 154,                      No Opt. Call         Aaa          1,624,595
                 Marengo, Illinois, Capital Appreciation School Bonds,
                 Series 2001, 0.000%, 1/01/21 - FGIC Insured

        2,540   Metropolitan Pier and Exposition Authority, Illinois, Revenue         6/12 at 101.00         AAA          2,653,513
                 Bonds, McCormick Place Expansion Project, Series 2002A,
                 5.000%, 12/15/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      129,985   Total Illinois                                                                                          105,780,577
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 2.6% (1.6% OF TOTAL INVESTMENTS)

        1,000   Ball State University, Indiana, Student Fee Revenue Bonds,            1/12 at 100.00         AAA          1,081,550
                 Series 2002K, 5.750%, 7/01/20 - FGIC Insured

        3,500   Indiana Bond Bank, Special Program Bonds, East Chicago                2/10 at 101.00         AAA          3,753,015
                 Facilities Building Corporation, Series 2000A, 6.125%, 2/01/25
                 (Pre-refunded 2/01/10) - AMBAC Insured

                Indiana Transportation Finance Authority, Highway Revenue
                Bonds, Series 2000:
          805    5.375%, 12/01/25 (Pre-refunded 12/01/10)                            12/10 at 100.00      AA (4)            850,563
        4,195    5.375%, 12/01/25 (Pre-refunded 12/01/10)                            12/10 at 100.00      AA (4)          4,432,437

                Indiana University, Student Fee Revenue Bonds, Series 2004P:
        2,750    5.000%, 8/01/22 - AMBAC Insured                                      8/14 at 100.00         AAA          2,899,353
        1,600    5.000%, 8/01/24 - AMBAC Insured                                      8/14 at 100.00         AAA          1,682,784

        1,550   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,         2/15 at 100.00         BBB          1,593,261
                 Madison Center Inc., Series 2005, 5.250%, 2/15/23

------------------------------------------------------------------------------------------------------------------------------------
       15,400   Total Indiana                                                                                            16,292,963
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 3.3% (2.0% OF TOTAL INVESTMENTS)

        2,000   Iowa Finance Authority, Healthcare Revenue Bonds, Genesis             7/10 at 100.00          A1          2,128,280
                 Medical Center, Series 2000, 6.250%, 7/01/25

        8,000   Iowa Finance Authority, Hospital Facilities Revenue Bonds,            7/08 at 102.00         AAA          8,287,360
                 Iowa Health System, Series 1998A, 5.125%, 1/01/28
                 (Pre-refunded 7/01/08) - MBIA Insured

        8,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement            6/15 at 100.00         BBB          8,312,080
                 Revenue Bonds, Series 2005C, 5.500%, 6/01/42

        2,000   Iowa Tobacco Settlement Authority, Tobacco Settlement                 6/11 at 101.00         AAA          2,118,320
                 Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25
                 (Pre-refunded 6/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       20,000   Total Iowa                                                                                               20,846,040
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.0% (0.0% OF TOTAL INVESTMENTS)

          130   Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized              No Opt. Call         Aaa            132,516
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 6.3% (3.8% OF TOTAL INVESTMENTS)

          465   Bossier Public Trust Financing Authority, Louisiana,                  8/07 at 100.00         AAA            472,845
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 1995B, 6.125%, 8/01/28

        2,610   East Baton Rouge Parish Mortgage Finance Authority,                  10/07 at 101.00         Aaa          2,635,500
                 Louisiana, GNMA/FNMA Mortgage-Backed Securities
                 Program Single Family Mortgage Revenue Bonds,
                 Series 1994C, 6.350%, 10/01/28 (Alternative Minimum Tax)


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA (continued)

$       3,230   Jefferson Sales Tax District, Jefferson Parish, Louisiana,           12/12 at 100.00         AAA     $    3,483,006
                 Special Sales Tax Revenue Refunding Bonds, Series 2002,
                 5.250%, 12/01/21 (Pre-refunded 12/01/12) - AMBAC Insured

        4,350   Louisiana Citizens Property Insurance Corporation, Assessment         6/16 at 100.00         AAA          4,618,917
                 Revenue Bonds, Series 2006, 5.000%, 6/01/22 - AMBAC Insured

        4,000   Louisiana Public Facilities Authority, Hospital Revenue Bonds,        8/15 at 100.00          A+          4,204,000
                 Franciscan Missionaries of Our Lady Health System,
                 Series 2005A, 5.250%, 8/15/31

                Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
        4,560    4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00         Aaa          4,485,854
        1,365    4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00         Aaa          1,342,805

                Louisiana State, Gasoline and Fuel Tax Revenue Bonds, Series 2006:
          540    4.750%, 5/01/39 - FSA Insured (UB)                                   5/16 at 100.00         Aaa            553,721
       14,000    4.750%, 5/01/39 - FSA Insured (UB)                                   5/16 at 100.00         Aaa         14,355,740

          705   New Orleans Home Mortgage Authority, Louisiana,                       6/07 at 100.00         Aaa            706,241
                 GNMA/FNMA Single Family Mortgage Revenue Bonds,
                 Series 1995A, 6.300%, 6/01/28 (Alternative Minimum Tax)

        3,005   Orleans Levee District, Louisiana, Levee District General             6/07 at 102.50         AAA          3,084,602
                 Obligation Bonds, Series 1986, 5.950%, 11/01/15 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       38,830   Total Louisiana                                                                                          39,943,231
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 0.8% (0.5% OF TOTAL INVESTMENTS)

        1,865   Baltimore, Maryland, Senior Lien Convention Center Hotel              9/16 at 100.00         AAA          2,033,652
                 Revenue Bonds, Series 2006A, 5.250%, 9/01/26 - XLCA Insured

        1,205   Maryland Economic Development Corporation, Student Housing            6/16 at 100.00         AAA          1,282,301
                 Revenue Refunding Bonds, University of Maryland College
                 Park Projects, Series 2006, 5.000%, 6/01/28 - CIFG Insured

        1,390   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A1          1,482,129
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.250%, 7/01/19

------------------------------------------------------------------------------------------------------------------------------------
        4,460   Total Maryland                                                                                            4,798,082
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 6.8% (4.1% OF TOTAL INVESTMENTS)

        2,455   Massachusetts Development Finance Agency, Pioneer Valley                No Opt. Call         N/R          2,724,019
                 Resource Recovery Revenue Bonds, Eco/Springfield LLC,
                 Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

        1,935   Massachusetts Development Finance Agency, Pioneer Valley                No Opt. Call         N/R          1,970,120
                 Resource Recovery Revenue Bonds, Eco/Springfield LLC,
                 Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)

        1,000   Massachusetts Development Finance Authority, Revenue Bonds,          10/14 at 100.00         BBB          1,072,270
                 Hampshire College, Series 2004, 5.700%, 10/01/34

        9,175   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00          AA          9,865,052
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 5.700%, 10/01/25 - RAAI Insured

        1,100   Massachusetts Health and Educational Facilities Authority,            1/09 at 101.00         BBB          1,130,096
                 Revenue Bonds, Caritas Christi Obligated Group, Series 1999A,
                 5.625%, 7/01/20

        2,750   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA          2,871,825
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.000%, 5/15/25 - FGIC Insured

        1,325   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00         BBB          1,345,776
                 Revenue Bonds, UMass Memorial Health Care, Series 2005D,
                 5.000%, 7/01/33

        1,100   Massachusetts Water Resources Authority, General Revenue              2/17 at 100.00         Aaa          1,047,189
                 Bonds, Series 2007, Residual Trust 7039, 4.500%, 8/01/46 -
                 FSA Insured (IF)

                Massachusetts, General Obligation Bonds, Consolidated Loan,
                Series 2002E:
       11,400    5.250%, 1/01/21 (Pre-refunded 1/01/13) - FSA Insured                 1/13 at 100.00         AAA         12,256,368
        1,850    5.250%, 1/01/21 (Pre-refunded 1/01/13) - FSA Insured                 1/13 at 100.00         AAA          1,988,972

                Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,
                Series 2004:
        2,250    5.250%, 1/01/21 (Pre-refunded 1/01/14) - FGIC Insured                1/14 at 100.00         AAA          2,445,323
        4,000    5.250%, 1/01/24 (Pre-refunded 1/01/14) - FGIC Insured                1/14 at 100.00         AAA          4,347,240

------------------------------------------------------------------------------------------------------------------------------------
       40,340   Total Massachusetts                                                                                      43,064,250
------------------------------------------------------------------------------------------------------------------------------------


                                       33

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.7% (2.2% OF TOTAL INVESTMENTS)

                Grand Rapids and Kent County Joint Building Authority, Michigan,
                Limited Tax General Obligation Bonds, Devos Place Project,
                Series 2001:
$       7,660    0.000%, 12/01/21                                                       No Opt. Call         AAA     $    4,130,119
        7,955    0.000%, 12/01/22                                                       No Opt. Call         AAA          4,092,609
        8,260    0.000%, 12/01/23                                                       No Opt. Call         AAA          4,052,273
        8,575    0.000%, 12/01/24                                                       No Opt. Call         AAA          4,009,327

        1,200   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/15 at 100.00         BBB          1,322,688
                 Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35

        2,000   Michigan State Hospital Finance Authority, Revenue Refunding          8/07 at 100.00         BB-          2,001,680
                 Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                 6.375%, 8/15/09

          340   Monroe County Hospital Finance Authority, Michigan, Mercy             6/16 at 100.00        BBB-            359,628
                 Memorial Hospital Corporation Revenue Bonds, Series 2006,
                 5.500%, 6/01/35

        3,270   Romulus Community Schools, Wayne County, Michigan,                    5/13 at 100.00          AA          3,434,056
                 General Obligation Bonds, Series 2003, 5.000%, 5/01/22

------------------------------------------------------------------------------------------------------------------------------------
       39,260   Total Michigan                                                                                           23,402,380
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 4.2% (2.6% OF TOTAL INVESTMENTS)

        8,165   Cohasset, Minnesota, Pollution Control Revenue Bonds,                 7/14 at 100.00          A-          8,379,495
                 Allete Inc., Series 2004, 4.950%, 7/01/22

                Minneapolis-St. Paul Housing and Redevelopment Authority,
                Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
        1,000    6.000%, 12/01/18                                                    12/13 at 100.00        Baa1          1,090,280
        1,050    5.875%, 12/01/29                                                    12/13 at 100.00        Baa1          1,136,741

        2,400   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          2,527,680
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/25 (Pre-refunded 1/01/11) - FGIC Insured

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          3,159,600
                 Minnesota, Subordinate Airport Revenue Bonds, Series 2001C,
                 5.250%, 1/01/26 (Pre-refunded 1/01/11) - FGIC Insured

        1,375   Minnesota Higher Education Facilities Authority, St. John's          10/15 at 100.00          A2          1,455,781
                 University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/22

          310   Minnesota Housing Finance Agency, Rental Housing Bonds,               8/07 at 100.00         AAA            310,549
                 Series 1995D, 5.950%, 2/01/18 - MBIA Insured

          610   Minnesota Housing Finance Agency, Single Family Mortgage              7/07 at 101.00         AA+            611,891
                 Bonds, Series 1996G, 6.250%, 7/01/26 (Alternative Minimum Tax)

          910   Minnesota Housing Finance Agency, Single Family Mortgage              7/09 at 100.00         AA+            941,077
                 Revenue Bonds, Series 2000C, 6.100%, 7/01/30 (Alternative
                 Minimum Tax)

        1,135   Minnesota Housing Finance Agency, Single Family Remarketed            1/11 at 101.00         AA+          1,145,294
                 Mortgage Bonds, Series 1998H-2, 6.050%, 7/01/31
                 (Alternative Minimum Tax)

        1,000   Minnesota Municipal Power Agency, Electric Revenue Bonds,            10/14 at 100.00          A3          1,066,830
                 Series 2004A, 5.250%, 10/01/19

        2,000   Southern Minnesota Municipal Power Agency, Power Supply               7/07 at 100.00         AAA          2,079,580
                 System Revenue Bonds, Series 1992B, 5.750%, 1/01/11 (ETM)

        1,620   St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet               7/14 at 100.00           A          1,719,241
                 Health Services, Series 2003B, 5.500%, 7/01/25

        1,000   St. Paul Housing and Redevelopment Authority, Minnesota,             11/15 at 100.00        Baa3          1,106,500
                 Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/25

------------------------------------------------------------------------------------------------------------------------------------
       25,575   Total Minnesota                                                                                          26,730,539
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 0.4% (0.2% OF TOTAL INVESTMENTS)

        2,475   Mississippi Hospital Equipment and Facilities Authority,              9/14 at 100.00         N/R          2,556,131
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 5.1% (3.1% OF TOTAL INVESTMENTS)

        2,000   Cole County Industrial Development Authority, Missouri,               2/14 at 100.00         N/R          2,078,700
                 Revenue Bonds, Lutheran Senior Services - Heisinger Project,
                 Series 2004, 5.250%, 2/01/24

          200   Hannibal Industrial Development Authority, Missouri, Health           3/16 at 100.00        BBB+            205,670
                 Facilities Revenue Bonds, Hannibal Regional Hospital,
                 Series 2006, 5.000%, 3/01/22


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI (continued)

$       2,885   Joplin Industrial Development Authority, Missouri, Health             2/15 at 102.00        BBB+     $    3,095,865
                 Facilities Revenue Bonds, Freeman Health System, Series 2004,
                 5.500%, 2/15/24

        9,000   Kansas City, Missouri, Airport Revenue Bonds, General                 9/12 at 100.00         AAA          9,576,630
                 Improvement Projects, Series 2003B, 5.250%, 9/01/17 -
                 FGIC Insured

                Missouri Development Finance Board, Infrastructure Facilities
                Revenue Bonds, Branson Landing Project, Series 2005A:
          780    6.000%, 6/01/20                                                        No Opt. Call        BBB+            897,070
        1,225    5.000%, 6/01/35                                                      6/15 at 100.00        BBB+          1,266,087

        2,500   Missouri Health and Educational Facilities Authority, Revenue         5/13 at 100.00          AA          2,633,800
                 Bonds, BJC Health System, Series 2003, 5.125%, 5/15/24

        1,200   Missouri Health and Educational Facilities Authority, Revenue         2/14 at 100.00        BBB+          1,240,908
                 Bonds, Lake Regional Health System, Series 2003,
                 5.125%, 2/15/18

        1,250   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA          1,320,888
                 Bonds, SSM Healthcare System, Series 2001A,
                 5.250%, 6/01/21 - AMBAC Insured

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, SSM Healthcare System, Series 2001A:
        1,250    5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured               6/11 at 101.00         AAA          1,334,300
        2,000    5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured               6/11 at 101.00         AAA          2,131,760

        4,095   Missouri, General Obligation Refunding Bonds, Fourth State           10/12 at 100.00         AAA          4,336,605
                 Building, Series 2002A, 5.000%, 10/01/18

        2,200   St. Louis, Missouri, Airport Revenue Bonds, Airport Development       7/11 at 100.00         AAA          2,321,286
                 Program, Series 2001A, 5.125%, 7/01/22 (Pre-refunded 7/01/11) -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       30,585   Total Missouri                                                                                           32,439,569
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 1.2% (0.7% OF TOTAL INVESTMENTS)

        1,470   Municipal Energy Agency of Nebraska, Power Supply System              4/13 at 100.00         AAA          1,567,549
                 Revenue Bonds, Series 2003A, 5.250%, 4/01/23 - FSA Insured

        4,670   Omaha Public Power District, Nebraska, Separate Electric              2/17 at 100.00         AAA          4,930,586
                 System Revenue Bonds, Nebraska City 2, Series 2006A,
                 5.000%, 2/01/49 - AMBAC Insured (UB)

        1,000   University of Nebraska, Lincoln, Student Fees and Facilities         11/13 at 100.00         Aa2          1,043,290
                 Revenue Bonds, Series 2003B, 5.000%, 7/01/33

------------------------------------------------------------------------------------------------------------------------------------
        7,140   Total Nebraska                                                                                            7,541,425
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 3.4% (2.1% OF TOTAL INVESTMENTS)

       10,410   Clark County School District, Nevada, General Obligation              6/12 at 100.00         AAA         11,284,544
                 Bonds, Series 2002C, 5.500%, 6/15/18 (Pre-refunded 6/15/12) -
                 MBIA Insured

        5,795   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                  7/13 at 100.00         AAA          6,092,573
                 Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 AMBAC Insured

        4,000   Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,         7/14 at 100.00         AAA          4,236,160
                 Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,205   Total Nevada                                                                                             21,613,277
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 5.7% (3.4% OF TOTAL INVESTMENTS)

        5,615   Essex County Improvement Authority, New Jersey, Lease                12/13 at 100.00         Aaa          6,031,577
                 Revenue Bonds, Series 2003, 5.125%, 12/15/20 - FSA Insured

                New Jersey Economic Development Authority, School Facilities
                Construction Bonds, Series 2005P:
        1,325    5.250%, 9/01/24                                                      9/15 at 100.00         AA-          1,435,002
        1,000    5.250%, 9/01/26                                                      9/15 at 100.00         AA-          1,080,820

        1,080   New Jersey Educational Facilities Authority, Revenue Bonds,           7/17 at 100.00         AAA          1,054,415
                 Rowan College, Series 2007B, 4.250%, 7/01/34 - FGIC Insured

        4,310   New Jersey Housing and Mortgage Finance Agency, Multifamily          11/07 at 101.50         AAA          4,409,389
                 Housing Revenue Bonds, Series 1997A, 5.650%, 5/01/40 -
                 AMBAC Insured (Alternative Minimum Tax)

        3,400   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00         AAA          3,733,506
                 System Bonds, Series 2003C, 5.500%, 6/15/22
                 (Pre-refunded 6/15/13)


                                       35

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY (continued)

$       3,000   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AAA     $    3,305,040
                 System Bonds, Series 2005C, 5.250%, 6/15/15 -
                 MBIA Insured (ETM)

        3,425   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AA-          3,827,198
                 System Bonds, Series 2006A, 5.250%, 12/15/20

        4,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,           7/13 at 100.00         AAA          4,251,400
                 5.000%, 1/01/19 - FGIC Insured

        3,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A,           1/15 at 100.00         AAA          3,183,060
                 5.000%, 1/01/24 - FSA Insured

        3,380   Union County Utilities Authority, New Jersey, Solid Waste             6/08 at 101.00         AAA          3,455,205
                 Facility Subordinate Lease Revenue Bonds, Ogden Martin
                 Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 -
                 AMBAC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       33,535   Total New Jersey                                                                                         35,766,612
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 16.5% (10.0% OF TOTAL INVESTMENTS)

        5,000   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          5,270,500
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Marymount Manhattan College, Series 1999:
        1,975    6.375%, 7/01/16 - RAAI Insured                                       7/09 at 101.00          AA          2,091,229
        2,080    6.375%, 7/01/17 - RAAI Insured                                       7/09 at 101.00          AA          2,205,091

        1,500   Dormitory Authority of the State of New York, State and               7/14 at 100.00         AA-          1,612,875
                 Local Appropriation Lease Bonds, Upstate Community
                 Colleges, Series 2004B, 5.250%, 7/01/19

        1,250   Hempstead Town Industrial Development Agency, New York,              10/15 at 100.00          A-          1,310,763
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/30

        5,030   Hudson Yards Infrastructure Corporation, New York, Revenue            2/17 at 100.00         AAA          4,960,838
                 Bonds, Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

          755   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA            774,434
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22
                 (Pre-refunded 6/01/08) - FSA Insured

        3,300   Long Island Power Authority, New York, Electric System Revenue       11/16 at 100.00         Aaa          3,196,446
                 Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA Insured (UB)

        1,000   Metropolitan Transportation Authority, New York, Transportation         No Opt. Call           A          1,084,270
                 Revenue Bonds, Series 2005C, 5.000%, 11/15/16

        4,600   Metropolitan Transportation Authority, New York, Transportation      11/15 at 100.00           A          4,839,844
                 Revenue Bonds, Series 2005F, 5.000%, 11/15/30

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2004B:
        6,875    5.000%, 8/01/23                                                      8/13 at 100.00         AAA          7,247,694
        7,260    5.000%, 8/01/24                                                      8/13 at 100.00         AAA          7,653,565

        2,500   New York City Transitional Finance Authority, New York, Future        2/14 at 100.00         AAA          2,652,600
                 Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/22

           35   New York City, New York, General Obligation Bonds,                      No Opt. Call         AA-             35,237
                 Fiscal Series 1996J, 5.500%, 2/15/26

        4,000   New York City, New York, General Obligation Bonds,                    8/14 at 100.00         AA-          4,298,880
                 Fiscal Series 2004C, 5.250%, 8/15/20

        2,150   New York City, New York, General Obligation Bonds,                    3/15 at 100.00         AA-          2,261,521
                 Fiscal Series 2005J, 5.000%, 3/01/25

        5,000   New York City, New York, General Obligation Bonds,                    4/15 at 100.00         AA-          5,268,650
                 Fiscal Series 2005M, 5.000%, 4/01/24

        7,420   New York Convention Center Development Corporation,                  11/15 at 100.00         AAA          7,791,148
                 Hotel Unit Fee Revenue Bonds, Series 2005,
                 5.000%, 11/15/44 - AMBAC Insured (UB)

                New York State Municipal Bond Bank Agency, Special School
                Purpose Revenue Bonds, Series 2003C:
        6,000    5.250%, 6/01/20                                                      6/13 at 100.00          A+          6,443,280
        5,100    5.250%, 6/01/21                                                      6/13 at 100.00          A+          5,424,207

                New York State Thruway Authority, Highway and Bridge
                Trust Fund Bonds, Second Generation, Series 2005B:
        3,770    5.000%, 4/01/21 - AMBAC Insured                                     10/15 at 100.00         AAA          4,033,221
        2,835    5.000%, 4/01/24 - AMBAC Insured                                     10/15 at 100.00         AAA          3,022,308


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
$       3,400    5.500%, 6/01/16                                                      6/10 at 100.00         AA-     $    3,565,172
        2,000    5.500%, 6/01/19                                                      6/13 at 100.00         AA-          2,172,380

        6,000   Port Authority of New York and New Jersey, Consolidated               6/15 at 101.00         AAA          6,396,540
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/27 - XLCA Insured

        6,250   Port Authority of New York and New Jersey, Special Project              No Opt. Call         AAA          7,244,438
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 6.250%, 12/01/15 - MBIA Insured (Alternative Minimum Tax)

        1,000   Rensselaer County Industrial Development Agency, New York,            3/16 at 100.00           A          1,059,630
                 Civic Facility Revenue Bonds, Rensselaer Polytechnic Institute,
                 Series 2006, 5.000%, 3/01/26

------------------------------------------------------------------------------------------------------------------------------------
       98,085   Total New York                                                                                          103,916,761
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 1.5% (0.9% OF TOTAL INVESTMENTS)

        2,550   Cumberland County, North Carolina, Hospital Facility Revenue         10/09 at 101.00      A- (4)          2,664,240
                 Bonds, Cumberland County Hospital System Inc., Cape Fear
                 Valley Health System, Series 1999, 5.250%, 10/01/19
                 (Pre-refunded 10/01/09)

        2,480   Durham Urban Redevelopment Authority, North Carolina,                 8/07 at 105.00         AAA          2,609,704
                 FHA-Insured Mortgage Loan Revenue Bonds, Durham Hosiery
                 Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)

          535   North Carolina Housing Finance Agency, Single Family Revenue          9/07 at 101.00          AA            548,241
                 Bonds, Series 1996JJ, 6.450%, 9/01/27 (Alternative Minimum Tax)

                North Carolina Infrastructure Finance Corporation, Certificates
                of Participation, Correctional Facilities, Series 2004A:
        1,250    5.000%, 2/01/21                                                      2/14 at 100.00         AA+          1,316,825
        2,445    5.000%, 2/01/22                                                      2/14 at 100.00         AA+          2,571,284

------------------------------------------------------------------------------------------------------------------------------------
        9,260   Total North Carolina                                                                                      9,710,294
------------------------------------------------------------------------------------------------------------------------------------


                NORTH DAKOTA - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,245   North Dakota Housing Finance Agency, Home Mortgage                    7/10 at 100.00         Aa3          1,268,095
                 Finance Program Bonds, Series 2000C, 6.150%, 7/01/31
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 4.0% (2.4% OF TOTAL INVESTMENTS)

        3,000   Columbus City School District, Franklin County, Ohio, General        12/14 at 100.00         AAA          3,294,000
                 Obligation Bonds, Series 2004, 5.250%, 12/01/24
                 (Pre-refunded 12/01/14) - FSA Insured

                Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth
                Corporation, Series 2003C:
        2,330    5.250%, 5/15/17 - MBIA Insured                                       5/13 at 100.00         AAA          2,488,510
        4,105    5.250%, 5/15/18 - MBIA Insured                                       5/13 at 100.00         AAA          4,375,889

        2,000   Ohio Housing Finance Agency, FHA-Insured Multifamily Housing          1/08 at 102.00         Aa2          2,033,560
                 Mortgage Revenue Bonds, Courtyards of Kettering,
                 Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)

        6,050   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          6,151,277
                 Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)

        6,400   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R          6,618,432
                 Revenue Bonds, Bay Shore Power, Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       23,885   Total Ohio                                                                                               24,961,668
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 1.5% (0.9% OF TOTAL INVESTMENTS)

                Norman Regional Hospital Authority, Oklahoma, Hospital
                Revenue Bonds, Series 2005:
          500    5.375%, 9/01/29                                                      9/16 at 100.00        BBB-            527,750
          750    5.375%, 9/01/36                                                      9/16 at 100.00        BBB-            787,853

        3,000   Oklahoma Municipal Power Authority, Power Supply System                 No Opt. Call         Aaa          2,954,610
                 Revenue Bonds, Series 2007, Drivers 1742, 4.500%, 1/01/47 -
                 FGIC Insured (IF)

        5,000   Oklahoma State Student Loan Authority, Senior Lien Revenue            6/11 at 102.00         AAA          5,274,600
                 Bonds, Series 2001A-1, 5.625%, 6/01/31 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        9,250   Total Oklahoma                                                                                            9,544,813
------------------------------------------------------------------------------------------------------------------------------------


                                       37

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 1.4% (0.8% OF TOTAL INVESTMENTS)

$       7,860   Multnomah County Hospital Facilities Authority, Oregon,              10/14 at 100.00          AA     $    8,581,155
                 Revenue Bonds, Sisters of Providence Health System,
                 Series 2004, 5.500%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 2.6% (1.6% OF TOTAL INVESTMENTS)

        3,500   Allegheny County Sanitary Authority, Pennsylvania, Sewerage          12/15 at 100.00         AAA          3,735,060
                 Revenue Bonds, Series 2005A, 5.000%, 12/01/23 -
                 MBIA Insured

        1,500   Annville-Cleona School District, Lebanon County, Pennsylvania,        3/15 at 100.00         Aaa          1,723,395
                 General Obligation Bonds, Series 2005, 6.000%, 3/01/28 -
                 FSA Insured

          500   Bucks County Industrial Development Authority, Pennsylvania,          3/17 at 100.00         BBB            503,655
                 Charter School Revenue Bonds, School Lane Charter School,
                 Series 2007A, 5.000%, 3/15/37

        1,225   Central Dauphin School District, Dauphin County, Pennsylvania,        2/16 at 100.00         AAA          1,488,289
                 General Obligation Bonds, Series 2006, 6.750%, 2/01/24
                 (Pre-refunded 2/01/16) - MBIA Insured

        1,050   Delaware Valley Regional Finance Authority, Pennsylvania,               No Opt. Call         AAA          1,227,324
                 Local Government Revenue Bonds, Series 1997B,
                 5.700%, 7/01/27 - AMBAC Insured

        5,850   Pennsylvania Public School Building Authority, Lease Revenue         12/16 at 100.00         AAA          5,828,004
                 Bonds, School District of Philadelphia, Series 2006B,
                 4.500%, 6/01/32 - FSA Insured (UB)

        1,000   Pennsylvania State University, General Revenue Bonds,                 9/15 at 100.00          AA          1,059,690
                 Series 2005, 5.000%, 9/01/29

        1,050   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,             6/16 at 100.00         AAA          1,121,453
                 Series 2006A, 5.000%, 12/01/26 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,675   Total Pennsylvania                                                                                       16,686,870
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 2.7% (1.6% OF TOTAL INVESTMENTS)

                Rhode Island Tobacco Settlement Financing Corporation,
                Tobacco Settlement Asset-Backed Bonds, Series 2002A:
       10,000    6.000%, 6/01/23                                                      6/12 at 100.00         BBB         10,659,300
        6,000    6.125%, 6/01/32                                                      6/12 at 100.00         BBB          6,418,320

------------------------------------------------------------------------------------------------------------------------------------
       16,000   Total Rhode Island                                                                                       17,077,620
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 9.7% (5.9% OF TOTAL INVESTMENTS)

       14,000   Berkeley County School District, South Carolina, Installment         12/13 at 100.00          A-         14,738,918
                 Purchase Revenue Bonds, Securing Assets for Education,
                 Series 2003, 5.250%, 12/01/24

       15,445   Greenville County School District, South Carolina, Installment       12/12 at 101.00     AA- (4)         17,230,901
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/17
                 (Pre-refunded 12/01/12)

        2,500   Greenville, South Carolina, Hospital Facilities Revenue               5/13 at 100.00         AAA          2,620,000
                 Refunding Bonds, Series 2003A, 5.000%, 5/01/25 -
                 AMBAC Insured

        7,600   Piedmont Municipal Power Agency, South Carolina, Electric             7/07 at 100.00         AAA          7,278,824
                 Revenue Bonds, Series 1991, 4.000%, 1/01/23 - MBIA Insured

        6,000   South Carolina JOBS Economic Development Authority,                  11/12 at 100.00          A-          6,354,840
                 Economic Development Revenue Bonds, Bon Secours Health
                 System Inc., Series 2002A, 5.625%, 11/15/30

                South Carolina JOBS Economic Development Authority, Hospital
                Refunding and Improvement Revenue Bonds, Palmetto Health
                Alliance, Series 2003C:
        1,335    6.875%, 8/01/27 (Pre-refunded 8/01/13)                               8/13 at 100.00    BBB+ (4)          1,560,655
          165    6.875%, 8/01/27 (Pre-refunded 8/01/13)                               8/13 at 100.00    BBB+ (4)            192,440
        4,450    6.375%, 8/01/34 (Pre-refunded 8/01/13)                               8/13 at 100.00    BBB+ (4)          5,080,743
          550    6.375%, 8/01/34 (Pre-refunded 8/01/13)                               8/13 at 100.00    BBB+ (4)            626,483

        5,000   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB          5,317,900
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
       57,045   Total South Carolina                                                                                     61,001,704
------------------------------------------------------------------------------------------------------------------------------------


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.8% (0.5% OF TOTAL INVESTMENTS)

$       3,200   Johnson City Health and Educational Facilities Board,                 7/16 at 100.00        BBB+     $    3,409,568
                 Tennessee, Revenue Bonds, Mountain States Health
                 Alliance, Series 2006A, 5.500%, 7/01/36

        1,500   Memphis-Shelby County Airport Authority, Tennessee, Airport           3/10 at 101.00         AAA          1,591,545
                 Revenue Bonds, Series 1999D, 6.000%, 3/01/19 -
                 AMBAC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,700   Total Tennessee                                                                                           5,001,113
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 11.1% (6.7% OF TOTAL INVESTMENTS)

        5,810   Board of Regents, University of Texas System, Financing               2/17 at 100.00         AAA          5,606,708
                 System Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)

        5,110   Brazos River Authority, Texas, Pollution Control Revenue              4/13 at 101.00        Baa2          5,841,650
                 Refunding Bonds, TXU Electric Company, Series 1999C,
                 7.700%, 3/01/32 (Alternative Minimum Tax)

       10,000   Brazos River Harbor Navigation District, Brazoria County,             5/12 at 101.00          A-         10,766,100
                 Texas, Environmental Facilities Revenue Bonds, Dow Chemical
                 Company Project, Series 2002A-6, 6.250%, 5/15/33
                 (Mandatory put 5/15/17) (Alternative Minimum Tax)

        3,345   Fort Worth, Texas, Water and Sewerage Revenue Bonds,                  2/12 at 100.00      AA (4)          3,622,869
                 Series 2001, 5.625%, 2/15/19 (Pre-refunded 2/15/12)

        5,000   Gulf Coast Industrial Development Authority, Texas, Waste             6/08 at 102.00         BBB          5,118,300
                 Disposal Revenue Bonds, Valero Refining and Marketing
                 Company Project, Series 1997, 5.600%, 12/01/31
                 (Alternative Minimum Tax)

                Harris County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Memorial Hermann Healthcare System,
                Series 2004A:
        1,000    5.000%, 12/01/20                                                    12/14 at 100.00          A+          1,036,670
        1,000    5.000%, 12/01/21                                                    12/14 at 100.00          A+          1,035,370
        2,500    5.125%, 12/01/22                                                    12/14 at 100.00          A+          2,610,000

        2,800   Harris County-Houston Sports Authority, Texas, Senior Lien           11/11 at 100.00         AAA          2,951,116
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/30 -
                 MBIA Insured

        4,000   Houston, Texas, First Lien Combined Utility System Revenue            5/14 at 100.00         AAA          4,316,880
                 Bonds, Series 2004A, 5.250%, 5/15/24 - FGIC Insured

       10,850   Houston, Texas, Hotel Occupancy Tax and Special Revenue                 No Opt. Call         AAA          4,884,779
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 0.000%, 9/01/25 - AMBAC Insured

          725   Keller Independent School District, Tarrant County, Texas,            8/11 at 100.00         AAA            761,533
                 Unlimited Tax General Obligation Refunding Bonds,
                 Series 2001, 5.250%, 8/15/26

        5,460   Keller Independent School District, Tarrant County, Texas,            8/11 at 100.00         Aaa          5,791,586
                 Unlimited Tax General Obligation Refunding Bonds,
                 Series 2001, 5.250%, 8/15/26 (Pre-refunded 8/15/11)

                Kerrville Health Facilities Development Corporation, Texas,
                Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005:
          800    5.250%, 8/15/21                                                        No Opt. Call        BBB-            833,968
        1,000    5.125%, 8/15/26                                                        No Opt. Call        BBB-          1,029,160

        2,000   Pearland Independent School District, Brazoria County, Texas,         2/11 at 100.00         AAA          2,108,260
                 Unlimited Tax Schoolhouse Bonds, Series 2001A,
                 5.250%, 2/15/22 (Pre-refunded 2/15/11)

        1,000   Sabine River Authority, Texas, Pollution Control Revenue Bonds,      11/15 at 100.00        Baa2          1,016,140
                 TXU Electric Company, Series 2001C, 5.200%, 5/01/28

        3,935   Spring Branch Independent School District, Harris County,             2/11 at 100.00         AAA          4,128,877
                 Texas, Limited Tax Schoolhouse and Refunding Bonds,
                 Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)

        3,900   Texas, General Obligation Bonds, Veterans Housing Assistance         12/11 at 101.00         Aa1          4,038,411
                 Program Fund II, Series 2001C-1, 5.200%, 12/01/21
                 (Alternative Minimum Tax)

        2,905   Weatherford Independent School District, Parker County, Texas,         2/11 at 44.73         AAA          1,101,286
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 2001, 0.000%, 2/15/25

        4,040   Weatherford Independent School District, Parker County, Texas,         2/11 at 44.73         Aaa          1,565,540
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 2001, 0.000%, 2/15/25 (Pre-refunded 2/15/11)

------------------------------------------------------------------------------------------------------------------------------------
       77,180   Total Texas                                                                                              70,165,203
------------------------------------------------------------------------------------------------------------------------------------


                                       39

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.1% (0.0% OF TOTAL INVESTMENTS)

$         230   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/09 at 101.50         AAA     $      233,020
                 Series 1997C, 5.600%, 7/01/18 (Alternative Minimum Tax)

          130   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/07 at 101.50         AAA            132,023
                 Series 1997E-2, 5.875%, 1/01/19 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          360   Total Utah                                                                                                  365,043
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 9.3% (5.6% OF TOTAL INVESTMENTS)

       15,000   Chelan County Public Utility District 1, Washington, Hydro            7/12 at 100.00         AAA         15,911,548
                 Consolidated System Revenue Bonds, Series 2002A,
                 5.450%, 7/01/37 - AMBAC Insured (Alternative Minimum Tax)

        7,500   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA          8,189,325
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002C, 5.750%, 7/01/17 - MBIA Insured

        5,000   Energy Northwest, Washington, Electric Revenue Refunding              7/13 at 100.00         Aaa          5,430,350
                 Bonds, Nuclear Project 1, Series 2003A, 5.500%, 7/01/16

       10,080   King County School District 401, Highline, Washington, General        6/12 at 100.00         AAA         10,902,226
                 Obligation Bonds, Series 2002, 5.500%, 12/01/16 - FGIC Insured

        6,965   Port of Seattle, Washington, Revenue Bonds, Series 1999A,             9/12 at 100.00         AAA          7,396,412
                 5.250%, 9/01/22 - FGIC Insured

        2,820   Skagit County Public Hospital District 1, Washington, General        12/14 at 100.00         Aaa          3,086,913
                 Obligation Bonds, Series 2004A, 5.375%, 12/01/19 - MBIA Insured

        2,500   Snohomish County, Washington, Limited Tax General Obligation         12/11 at 100.00         AAA          2,625,250
                 Bonds, Series 2001, 5.125%, 12/01/22 - MBIA Insured

        4,905   Washington, Various Purpose General Obligation Bonds,                 1/09 at 100.00         Aa1          5,001,089
                 Series 1999B, 5.000%, 1/01/19

------------------------------------------------------------------------------------------------------------------------------------
       54,770   Total Washington                                                                                         58,543,113
------------------------------------------------------------------------------------------------------------------------------------


                WEST VIRGINIA - 2.5% (1.5% OF TOTAL INVESTMENTS)

        7,000   Harrison County Commission, West Virginia, Solid Waste                5/07 at 100.00         AAA          7,090,370
                 Disposal Revenue Bonds, Potomac Edison Company - Harrison
                 Station, Series 1993B, 6.250%, 5/01/23 - AMBAC Insured
                 (Alternative Minimum Tax)

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,        10/11 at 100.00         BBB          5,260,550
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22

        1,000   Pleasants County, West Virginia, Pollution Control Revenue            4/09 at 101.00         AAA          1,035,310
                 Bonds, West Penn Power Company Pleasants Station Project,
                 Series 1999E, 5.500%, 4/01/29 - AMBAC Insured (Alternative
                 Minimum Tax)

        2,355   West Virginia University, Unlimited Tax General Revenue Bonds,       10/14 at 100.00         AAA          2,491,661
                 Student Fees, Series 2004C, 5.000%, 10/01/24 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,355   Total West Virginia                                                                                      15,877,891
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 2.5% (1.5% OF TOTAL INVESTMENTS)

        5,105   Wisconsin Health and Educational Facilities Authority, Revenue        2/09 at 101.00        BBB+          5,259,579
                 Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29

          315   Wisconsin Health and Educational Facilities Authority,                5/16 at 100.00         BBB            320,831
                 Revenue Bonds, Divine Savior Healthcare, Series 2006,
                 5.000%, 5/01/32

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue        5/14 at 100.00        BBB+          1,084,050
                 Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/24

        3,215   Wisconsin Health and Educational Facilities Authority, Revenue        8/07 at 102.00         AAA          3,282,965
                 Bonds, Marshfield Clinic, Series 1997, 5.625%, 2/15/17 -
                 MBIA Insured

        5,300   Wisconsin State, General Obligation Bonds, Series 2006A,              5/16 at 100.00         AAA          5,506,593
                 4.750%, 5/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,935   Total Wisconsin                                                                                          15,454,018
------------------------------------------------------------------------------------------------------------------------------------


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.5% (0.3% OF TOTAL INVESTMENTS)

$       2,750   Sweetwater County, Wyoming, Solid Waste Disposal Revenue             12/15 at 100.00        BBB-     $    2,922,094
                 Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$   1,119,205   Total Investments (cost $984,220,786) - 165.3%                                                        1,041,285,227
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (11.9)%                                                                     (74,965,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                     10,697,589
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.1)%                                                       (347,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  630,017,816
                ====================================================================================================================

                FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2007:
                                                                                                                         UNREALIZED
                                                     CONTRACT      NUMBER OF        CONTRACT            VALUE AT       APPRECIATION
                COUNTERPARTY                         POSITION      CONTRACTS      EXPIRATION      APRIL 30, 2007      (DEPRECIATION)
                --------------------------------------------------------------------------------------------------------------------
                U.S. 3-Year Treasury Bond               Short           (255)           6/07        $(28,496,250)          $(42,601)
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                   (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

                        Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
                        Portfolio of
                                INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.4% (2.0% OF TOTAL INVESTMENTS)

$       5,150   Alabama 21st Century Authority, Tobacco Settlement Revenue           12/11 at 101.00          A-     $    5,496,647
                 Bonds, Series 2001, 5.750%, 12/01/16

        2,395   Alabama Housing Finance Authority, FNMA Multifamily Housing           2/11 at 102.00         AAA          2,508,403
                 Revenue Bonds, South Bay Apartments, Series 2000K,
                 5.950%, 2/01/33 (Alternative Minimum Tax)

       11,895   Alabama Special Care Facilities Financing Authority, Birmingham,      5/07 at 100.50         Aaa         11,964,824
                 Hospital Revenue Bonds, Daughters of Charity National
                 Health System - Providence Hospital and St. Vincent's Hospital,
                 Series 1995, 5.000%, 11/01/25 (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       19,440   Total Alabama                                                                                            19,969,874
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 0.9% (0.5% OF TOTAL INVESTMENTS)

        1,665   Alaska Housing Finance Corporation, General Housing Purpose          12/14 at 100.00         AAA          1,744,637
                 Bonds, Series 2005A, 5.000%, 12/01/30 - FGIC Insured

        3,065   Alaska Municipal Bond Bank Authority, General Obligation             12/13 at 100.00         AAA          3,275,657
                 Bonds, Series 2003E, 5.250%, 12/01/26 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,730   Total Alaska                                                                                              5,020,294
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 1.6% (1.0% OF TOTAL INVESTMENTS)

        5,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          5,213,750
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.000%, 7/01/31 - MBIA Insured

        4,100   Salt River Project Agricultural Improvement and Power District,      12/13 at 100.00         AAA          4,339,071
                 Arizona, Electric System Revenue Bonds, Series 2003,
                 5.000%, 12/01/18 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,100   Total Arizona                                                                                             9,552,821
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.0% (0.0% OF TOTAL INVESTMENTS)

           14   Jacksonville Residential Housing Facilities Board, Arkansas,          7/07 at 100.00         Aaa             14,063
                 FNMA Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Refunding Bonds, Series 1993A-2,
                 7.900%, 1/01/11

           65   Lonoke County Residential Housing Facilities Board, Arkansas,        10/07 at 101.00         Aaa             65,578
                 FNMA Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Refunding Bonds, Series 1993A,
                 7.900%, 4/01/11

------------------------------------------------------------------------------------------------------------------------------------
           79   Total Arkansas                                                                                               79,641
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 18.2% (10.9% OF TOTAL INVESTMENTS)

        1,800   California Department of Water Resources, Power Supply                5/12 at 101.00         AAA          1,965,780
                 Revenue Bonds, Series 2002A, 5.500%, 5/01/14 -
                 AMBAC Insured

       17,000   California Health Facilities Financing Authority, Health Facility     3/13 at 100.00           A         17,317,390
                 Revenue Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/33

        5,000   California Health Facilities Financing Authority, Revenue Bonds,      4/16 at 100.00          A+          5,139,250
                 Kaiser Permanante System, Series 2006, 5.000%, 4/01/37

        1,000   California Health Facilities Financing Authority, Revenue Bonds,     11/16 at 100.00         AA-          1,034,110
                 Sutter Health, Series 2007A, 5.000%, 11/15/42
                 (WI/DD, Settling 5/01/07)

       11,000   California Infrastructure Economic Development Bank,                  1/28 at 100.00         AAA         12,329,460
                 First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge,
                 Series 2003A. 5.000%, 7/01/33 (Pre-refunded 1/01/28) -
                 AMBAC Insured (UB)

        2,000   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00          A+          2,115,820
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

       19,545   California State, General Obligation Bonds, Series 2005,              6/15 at 100.00         Aaa         20,600,235
                 5.000%, 6/01/33 - CIFG Insured (UB)

       12,000   California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22    8/13 at 100.00          A+         12,866,400

        4,500   California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34    2/09 at 100.00      A+ (4)          4,621,500
                 (Pre-refunded 2/01/09)


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       4,780   Foothill/Eastern Transportation Corridor Agency, California,            No Opt. Call         AAA     $    3,689,634
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/14 (ETM)

          610   Golden State Tobacco Securitization Corporation, California,          6/17 at 100.00         BBB            611,879
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-1, 5.125%, 6/01/47

        1,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA          1,160,970
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39 (Pre-refunded 6/01/13)

        3,190   Hillsborough City School District, San Mateo County, California,        No Opt. Call         AAA          1,313,833
                 General Obligation Bonds, Series 2006B, 0.000%, 9/01/27

       11,310   San Francisco Bay Area Rapid Transit District, California,            7/16 at 100.00         AAA         10,984,838
                 Sales Tax Revenue Bonds, Refunding Series 2006A,
                 4.250%, 7/01/31 - FSA Insured (UB)

       31,300   San Joaquin Hills Transportation Corridor Agency,                       No Opt. Call         Aaa          9,686,411
                 Orange County, California, Toll Road Revenue Refunding
                 Bonds, Residual Series 1997A, 0.000%, 1/15/34 -
                 MBIA Insured (UB)

        1,945   South Gate Public Financing Authority, California, Water                No Opt. Call         AAA          2,123,862
                 Revenue Refunding Bonds, Series 1996A, 6.000%, 10/01/12 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
      127,980   Total California                                                                                        107,561,372
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 5.5% (3.2% OF TOTAL INVESTMENTS)

        6,500   Adams 12 Five Star Schools, Adams County, Colorado,                  12/15 at 100.00         AAA          6,772,870
                 General Obligation Bonds, Series 2005, 4.750%, 12/15/23 -
                 FSA Insured

        2,000   Colorado Health Facilities Authority, Revenue Refunding Bonds,        9/11 at 100.00      AA (4)          2,118,520
                 Catholic Health Initiatives, Series 2001, 5.250%, 9/01/21
                 (Pre-refunded 9/01/11)

          500   Colorado Housing Finance Authority, Single Family Program            10/09 at 105.00         Aa2            538,680
                 Senior Bonds, Series 1999C-3, 6.750%, 10/01/21

        3,040   Denver City and County, Colorado, Airport System Revenue                No Opt. Call          A+          3,370,813
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

                Denver Convention Center Hotel Authority, Colorado, Senior
                Revenue Bonds, Convention Center Hotel, Series 2003A:
        2,940    5.000%, 12/01/20 (Pre-refunded 12/01/13) - XLCA Insured             12/13 at 100.00         AAA          3,160,618
       10,000    5.000%, 12/01/33 (Pre-refunded 12/01/13) - XLCA Insured             12/13 at 100.00         AAA         10,750,400

        4,345   El Paso County School District 20, Academy, Colorado, General        12/12 at 100.00         Aaa          4,645,283
                 Obligation Bonds, Series 2002, 5.250%, 12/15/17 -
                 FGIC Insured

          755   Jefferson County School District R1, Colorado, General               12/14 at 100.00         AAA            805,698
                 Obligation Bonds, Series 2004, 5.000%, 12/15/22 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       30,080   Total Colorado                                                                                           32,162,882
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 2.3% (1.4% OF TOTAL INVESTMENTS)

            5   District of Columbia, General Obligation Bonds, Series 1993E,         6/07 at 100.00         AAA              5,009
                 6.000%, 6/01/09 - CAPMAC Insured

        1,200   District of Columbia, General Obligation Refunding Bonds,               No Opt. Call         AAA          1,202,268
                 Series 1993A, 6.000%, 6/01/07 - MBIA Insured
          145   District of Columbia, General Obligation Refunding Bonds,               No Opt. Call         AAA            145,274
                 Series 1993A, 6.000%, 6/01/07 - MBIA Insured (ETM)

        4,250   District of Columbia, Hospital Revenue Refunding Bonds,               8/07 at 101.00         AAA          4,341,545
                 Medlantic Healthcare Group, Series 1993A, 5.750%, 8/15/14 -
                 MBIA Insured (ETM)

                District of Columbia, Revenue Bonds, Georgetown University,
                Series 2001A:
        9,670    0.000%, 4/01/26 (Pre-refunded 4/01/11) - MBIA Insured                 4/11 at 42.15         AAA          3,506,922
       15,235    0.000%, 4/01/30 (Pre-refunded 4/01/11) - MBIA Insured                 4/11 at 32.93         AAA          4,316,990

------------------------------------------------------------------------------------------------------------------------------------
       30,505   Total District of Columbia                                                                               13,518,008
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 5.7% (3.4% OF TOTAL INVESTMENTS)

        5,000   Broward County School Board, Florida, Certificates of                 7/13 at 100.00         AAA          5,199,950
                 Participation, Series 2003, 5.000%, 7/01/28 - MBIA Insured

        5,000   Hillsborough County Aviation Authority, Florida, Revenue Bonds,      10/13 at 100.00         AAA          5,343,300
                 Tampa International Airport, Series 2003A, 5.250%, 10/01/18 -
                 MBIA Insured (Alternative Minimum Tax)


                                       43

                        Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

$       5,000   Martin County Industrial Development Authority, Florida,              6/07 at 100.00         BB+     $    5,050,800
                 Industrial Development Revenue Bonds, Indiantown
                 Cogeneration LP, Series 1994A, 7.875%, 12/15/25
                 (Alternative Minimum Tax)

        1,380   Miami-Dade County Housing Finance Authority, Florida,                 1/11 at 102.00         AAA          1,448,351
                 Multifamily Housing Revenue Bonds, Sunset Bay Apartments,
                 Series 2000-5A, 5.850%, 7/01/20 - FSA Insured
                 (Alternative Minimum Tax)

        3,500   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/15 at 100.00         AAA          3,661,350
                 Miami International Airport, Series 2005A, 5.000%, 10/01/37 -
                 XLCA Insured (Alternative Minimum Tax)

        2,455   South Miami Florida Health Facilities Authority, Hospital             8/17 at 100.00         AA-          2,521,432
                 Revenue, Baptist Health System Obligation Group, Series 2007,
                 5.000%, 8/15/42 (WI/DD, Settling 5/16/07)

        9,500   Sunrise, Florida, Utility System Revenue Refunding Bonds,            10/18 at 100.00         AAA         10,223,710
                 Series 1998, 5.000%, 10/01/28 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       31,835   Total Florida                                                                                            33,448,893
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 2.5% (1.5% OF TOTAL INVESTMENTS)

        4,400   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                   No Opt. Call         AAA          4,898,784
                 Series 1999A, 5.500%, 11/01/22 - FGIC Insured

        2,880   Georgia Municipal Electric Authority, General Power Revenue             No Opt. Call          A+          3,310,070
                 Bonds, Series 1992B, 8.250%, 1/01/11

        5,500   Georgia Municipal Electric Authority, General Power Revenue             No Opt. Call         AAA          6,307,125
                 Bonds, Series 1993B, 5.700%, 1/01/19 - FGIC Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       12,780   Total Georgia                                                                                            14,515,979
------------------------------------------------------------------------------------------------------------------------------------


                HAWAII - 1.0% (0.6% OF TOTAL INVESTMENTS)

        3,720   Honolulu City and County, Hawaii, General Obligation Refunding          No Opt. Call          AA          3,975,341
                 and Improvement Bonds, Series 1993B, 5.000%, 10/01/13

        1,580   Honolulu City and County, Hawaii, General Obligation Refunding          No Opt. Call         Aaa          1,699,164
                 and Improvement Bonds, Series 1993B, 5.000%, 10/01/13 (ETM)

------------------------------------------------------------------------------------------------------------------------------------
        5,300   Total Hawaii                                                                                              5,674,505
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 17.6% (10.4% OF TOTAL INVESTMENTS)

        4,000   Chicago Board of Education, Illinois, General Obligation Lease          No Opt. Call         AAA          4,504,440
                 Certificates, Series 1992A, 6.250%, 1/01/15 - MBIA Insured

       17,000   Chicago Greater Metropolitan Area Sanitary District, Illinois,       12/16 at 100.00         AAA         18,618,570
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/35 (UB)

        5,550   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A,       1/11 at 101.00         AAA          5,715,224
                 5.125%, 1/01/26 - FSA Insured (Alternative Minimum Tax)

        5,000   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998,              7/08 at 102.00         AAA          5,164,150
                 5.250%, 1/01/28 - FGIC Insured

        1,665   Chicago, Illinois, Third Lien General Airport Revenue Bonds,          1/16 at 100.00         AAA          1,751,580
                 O'Hare International Airport, Series 2005A, 5.000%, 1/01/33 -
                 FGIC Insured

                Cook County School District 99, Cicero, Illinois, General Obligation
                School Bonds, Series 1997:
        1,455    8.500%, 12/01/13 - FGIC Insured                                        No Opt. Call         Aaa          1,848,621
        1,685    8.500%, 12/01/15 - FGIC Insured                                        No Opt. Call         Aaa          2,249,795

        6,070   Illinois Development Finance Authority, GNMA Collateralized           4/11 at 105.00         Aaa          6,304,545
                 Mortgage Revenue Bonds, Greek American Nursing Home
                 Committee, Series 2000A, 7.600%, 4/20/40

        1,385   Illinois Finance Authority, General Obligation Debt Certificates,    12/14 at 100.00         Aaa          1,472,574
                 Local Government Program - Kankakee County, Series 2005B,
                 5.000%, 12/01/18 - AMBAC Insured

        2,515   Illinois Finance Authority, Revenue Bonds, Northwestern               8/14 at 100.00         AA+          2,670,301
                 Memorial Hospital, Series 2004A, 5.250%, 8/15/34

        4,000   Illinois Health Facilities Authority, FHA-Insured Mortgage            8/13 at 100.00         AAA          4,170,400
                 Revenue Refunding Bonds, Sinai Health System, Series 2003,
                 5.150%, 2/15/37

        4,000   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/12 at 100.00        Baa2          4,164,840
                 Medical Center, Series 2002, 5.500%, 5/15/32


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

                Illinois Health Facilities Authority, Revenue Refunding Bonds,
                Lutheran General Health System, Series 1993C:
$       1,570    7.000%, 4/01/08                                                        No Opt. Call          A+     $    1,610,396
        4,075    7.000%, 4/01/14                                                        No Opt. Call          A+          4,727,815

          675   Illinois Housing Development Authority, Multifamily Program           9/07 at 100.00          A+            675,837
                 Bonds, Series 1994-5, 6.650%, 9/01/14

        3,410   Illinois Housing Development Authority, Section 8 Elderly             5/07 at 100.00           A          3,453,478
                 Housing Revenue Bonds, Skyline Towers Apartments,
                 Series 1992B, 6.875%, 11/01/17

        9,795   Lake, Cook, Kane and McHenry Counties Community Unit                    No Opt. Call         AAA         10,991,067
                 School District 220, Barrington, Illinois, School Refunding
                 Bonds, Series 2002, 5.250%, 12/01/19 - FSA Insured

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 2002A:
        9,500    0.000%, 6/15/24 - MBIA Insured                                       6/22 at 101.00         AAA          6,424,470
        4,540    5.000%, 12/15/28 - MBIA Insured                                      6/12 at 101.00         AAA          4,742,893
       36,040    0.000%, 6/15/40 - MBIA Insured                                         No Opt. Call         AAA          8,279,469

        3,050   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call         AAA          3,768,855
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1990A, 7.200%, 11/01/20 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
      126,980   Total Illinois                                                                                          103,309,320
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 9.2% (5.5% OF TOTAL INVESTMENTS)

                Carmel Redevelopment Authority, Indiana, Lease Rent Revenue
                Bonds, Series 2005:
        1,950    0.000%, 2/01/24                                                        No Opt. Call          AA            907,238
        2,705    0.000%, 2/01/25                                                        No Opt. Call          AA          1,194,014

        3,965   Indiana Educational Facilities Authority, Revenue Bonds, Butler       2/11 at 100.00         AAA          4,179,982
                 University, Series 2001, 5.500%, 2/01/26 - MBIA Insured

        1,500   Indiana Educational Facilities Authority, Revenue Bonds,             10/09 at 101.00         AAA          1,579,755
                 University of Indianapolis, Series 1999, 5.750%, 10/01/19 -
                 FSA Insured

       22,000   Indiana Health Facility Financing Authority, Hospital Revenue         8/10 at 101.50         AAA         23,472,458
                 Bonds, Clarian Health Obligated Group, Series 2000A,
                 5.500%, 2/15/30 (Pre-refunded 8/15/10) - MBIA Insured

        3,000   Indiana Health Facility Financing Authority, Hospital Revenue           No Opt. Call         AAA          3,433,560
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

        2,800   Indiana Health Facility Financing Authority, Revenue Bonds,           5/15 at 100.00         AAA          2,928,632
                 Community Hospitals of Indiana, Series 2005A,
                 5.000%, 5/01/35 - AMBAC Insured

        4,000   Indiana Transportation Finance Authority, Highway Revenue             6/13 at 100.00         AAA          4,194,240
                 Bonds, Series 2003A, 5.000%, 6/01/23 - FSA Insured

        6,000   Indiana Transportation Finance Authority, Highway Revenue             6/13 at 100.00         AAA          6,419,700
                 Bonds, Series 2003A, 5.000%, 6/01/24 (Pre-refunded 6/01/13) -
                 FSA Insured

          420   Marion County Convention and Recreational Facilities Authority,       6/07 at 102.00         AAA            426,586
                 Indiana, Excise Tax Lease Rental Revenue Bonds, Series 1997A,
                 5.000%, 6/01/27 - MBIA Insured

        5,000   Metropolitan School District Warren Township Vision 2005              1/11 at 100.00         AAA          5,313,700
                 School Building Corporation, Marion County, Indiana, First
                 Mortgage Bonds, Series 2000, 5.500%, 7/15/20
                 (Pre-refunded 1/15/11) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       53,340   Total Indiana                                                                                            54,049,865
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 0.2% (0.0% OF TOTAL INVESTMENTS)

        1,000   Iowa Finance Authority, Health Facility Revenue Bonds,                7/16 at 100.00       BBB -          1,011,300
                 Care Initiatives Project, Series 2006A, 5.000%, 7/01/20
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 1.8% (1.1% OF TOTAL INVESTMENTS)

        2,000   Olathe, Kansas, Health Facilities Revenue Bonds, Olathe               9/10 at 100.00         AAA          2,102,280
                 Medical Center, Series 2000A, 5.500%, 9/01/25 -
                 AMBAC Insured

        6,825   Sedgwick County Unified School District 259, Wichita, Kansas,         9/10 at 100.00          AA          6,562,101
                 General Obligation Bonds, Series 2000, 3.500%, 9/01/16


                                       45

                        Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS (continued)

$       1,750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas               6/14 at 100.00         AAA     $    1,875,160
                 Gas and Electric Company, Series 2004, 5.300%, 6/01/31 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,575   Total Kansas                                                                                             10,539,541
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 6.1% (3.6% OF TOTAL INVESTMENTS)

        3,070   Jefferson Sales Tax District, Jefferson Parish, Louisiana,           12/12 at 100.00         AAA          3,310,473
                 Special Sales Tax Revenue Refunding Bonds, Series 2002,
                 5.250%, 12/01/20 (Pre-refunded 12/01/12) - AMBAC Insured

        1,750   Louisiana Local Government Environmental Facilities and               6/12 at 105.00         Aaa          1,933,295
                 Community Development Authority, GNMA Collateralized
                 Mortgage Revenue Refunding Bonds, Sharlo Apartments,
                 Series 2002A, 6.500%, 6/20/37

        5,150   Louisiana Public Facilities Authority, Hospital Revenue Bonds,        8/15 at 100.00          A+          5,405,389
                 Franciscan Missionaries of Our Lady Health System,
                 Series 2005A, 5.250%, 8/15/32

        3,280   Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese     7/17 at 100.00         Aaa          3,178,714
                 of New Orleans, Series 2007, Drivers 1754, 4.500%, 7/01/37 -
                 CIFG Insured (IF)

                Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
                Series 2006:
       12,930    4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00         Aaa         12,719,758
        3,390    4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00         Aaa          3,334,879

        1,485   Louisiana State, Gasoline and Fuels Tax Revenue Bonds,                5/16 at 100.00         Aaa          1,522,734
                 Series 2006, 4.750%, 5/01/39 - FSA Insured (UB)

        4,195   Orleans Levee District, Louisiana, Levee District General             6/07 at 101.50         AAA          4,285,318
                 Obligation Bonds, Series 1986, 5.950%, 11/01/14 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       35,250   Total Louisiana                                                                                          35,690,560
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 3.0% (1.8% OF TOTAL INVESTMENTS)

        2,905   Maryland Community Development Administration, Housing                7/07 at 102.00         Aa2          2,965,046
                 Revenue Bonds, Series 1996A, 5.875%, 7/01/16

        2,900   Maryland Community Development Administration, Housing                7/07 at 102.00         Aa2          2,962,524
                 Revenue Bonds, Series 1997A, 6.000%, 7/01/39
                 (Alternative Minimum Tax)

           50   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00          A3             52,818
                 Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24

        2,210   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00         AAA          2,268,565
                 Revenue Bonds, Western Maryland Health, Series 2006A,
                 4.750%, 7/01/36 - MBIA Insured (UB)

        6,800   Montgomery County Housing Opportunities Commission,                   7/07 at 101.00         Aa2          6,953,272
                 Maryland, GNMA/FHA-Insured Multifamily Housing Revenue
                 Bonds, Series 1996B, 6.400%, 7/01/28
                 (Alternative Minimum Tax)

        2,315   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          2,404,012
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       17,180   Total Maryland                                                                                           17,606,237
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 1.7% (1.0% OF TOTAL INVESTMENTS)

        3,585   Massachusetts Development Finance Agency, Revenue Bonds,              3/15 at 100.00           A          3,697,282
                 Curry College, Series 2005A, 5.000%, 3/01/35 - ACA Insured

        5,000   Massachusetts Turnpike Authority, Metropolitan Highway                7/07 at 102.00         AAA          5,074,850
                 System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 -
                 MBIA Insured

        1,000   Massachusetts Water Resources Authority, General Revenue              2/17 at 100.00         Aaa            951,990
                 Bonds, Series 2007, Residual Trust 7039, 4.500%, 8/01/46 -
                 FSA Insured (IF)

------------------------------------------------------------------------------------------------------------------------------------
        9,585   Total Massachusetts                                                                                       9,724,122
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 7.0% (4.2% OF TOTAL INVESTMENTS)

        6,000   Detroit, Michigan, Second Lien Sewerage Disposal System               7/15 at 100.00         AAA          6,305,400
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/35 - MBIA Insured

        8,915   Detroit, Michigan, Senior Lien Water Supply System Revenue            7/07 at 101.00         AAA          9,013,332
                 Bonds, Series 1997A, 5.000%, 7/01/27 - MBIA Insured


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN (continued)

$       5,400   Detroit, Michigan, Sewer Disposal System Revenue Bonds,               7/16 at 100.00         AAA     $    5,427,756
                 Second Lien, Series 2006B, 4.625%, 7/01/34 - FGIC Insured

                Hancock Hospital Finance Authority, Michigan, FHA-Insured
                Mortgage Hospital Revenue Bonds, Portage Health System Inc.,
                Series 1998:
          105    4.625%, 8/01/18 (Pre-refunded 8/01/07) - MBIA Insured                8/07 at 100.00         AAA            105,223
        4,400    5.450%, 8/01/47 (Pre-refunded 8/01/08) - MBIA Insured                8/08 at 100.00         AAA          4,492,224

        5,000   Michigan State Building Authority, Revenue Refunding Bonds,          10/13 at 100.00         AAA          5,241,400
                 Facilities Program, Series 2003II, 5.000%, 10/15/29 -
                 MBIA Insured

       10,500   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         BB-         10,533,915
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.250%, 8/15/23

------------------------------------------------------------------------------------------------------------------------------------
       40,320   Total Michigan                                                                                           41,119,250
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 1.3% (0.8% OF TOTAL INVESTMENTS)

          825   Minneapolis-St. Paul Housing Finance Board, Minnesota,               11/07 at 102.00         AAA            835,007
                 FNMA/GNMA Mortgage-Backed Securities Program Single
                 Family Mortgage Revenue Bonds, Series 1997,
                 5.800%, 11/01/30 (Alternative Minimum Tax)

        3,500   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          3,686,200
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/25 (Pre-refunded 1/01/11) - FGIC Insured

        2,875   Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,            8/16 at 100.00         N/R          2,914,129
                 Regions Hospital Parking Ramp Project, Series 2007-1,
                 5.000%, 8/01/36

------------------------------------------------------------------------------------------------------------------------------------
        7,200   Total Minnesota                                                                                           7,435,336
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 1.3% (0.8% OF TOTAL INVESTMENTS)

        1,875   Mississippi Hospital Equipment and Facilities Authority,              9/14 at 100.00         N/R          1,936,463
                 Revenue Bonds, Baptist Memorial Healthcare,
                 Series 2004B-1, 5.000%, 9/01/24

        5,180   Mississippi, General Obligation Refunding Bonds,                        No Opt. Call          AA          5,907,583
                 Series 2002A, 5.500%, 12/01/18

------------------------------------------------------------------------------------------------------------------------------------
        7,055   Total Mississippi                                                                                         7,844,046
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 1.1% (0.6% OF TOTAL INVESTMENTS)

        1,000   Cape Girardeau County Industrial Development Authority,               6/17 at 100.00         N/R          1,017,800
                 Missouri, Health Facilities Revenue Bonds, Southeast
                 Missouri Hospital Association, Series 2007, 5.000%, 6/01/36

        3,000   Missouri Health and Educational Facilities Authority, Revenue         5/13 at 100.00          AA          3,160,560
                 Bonds, BJC Health System, Series 2003, 5.125%, 5/15/24

        2,000   St. Louis, Missouri, Airport Revenue Bonds, Airport Development       7/11 at 100.00         AAA          2,100,680
                 Program, Series 2001A, 5.000%, 7/01/26 (Pre-refunded 7/01/11) -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,000   Total Missouri                                                                                            6,279,040
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 1.6% (1.0% OF TOTAL INVESTMENTS)

        9,000   NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student               No Opt. Call         AAA          9,652,410
                 Loan Program, Series 1993A-5A, 6.250%, 6/01/18 -
                 MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 4.4% (2.6% OF TOTAL INVESTMENTS)

       10,420   Clark County School District, Nevada, General Obligation              6/12 at 100.00         AAA         11,295,384
                 Bonds, Series 2002C, 5.500%, 6/15/18 (Pre-refunded 6/15/12) -
                 MBIA Insured

        4,500   Clark County School District, Nevada, General Obligation                No Opt. Call         AAA          4,921,605
                 School Improvement Bonds, Series 1991A, 7.000%, 6/01/10 -
                 MBIA Insured

        7,000   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                  7/13 at 100.00         AAA          7,359,450
                 Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 AMBAC Insured

        5,425   Director of Nevada State Department of Business and Industry,           No Opt. Call         AAA          2,469,514
                 Revenue Bonds, Las Vegas Monorail Project, First Tier,
                 Series 2000, 0.000%, 1/01/25 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       27,345   Total Nevada                                                                                             26,045,953
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 4.7% (2.8% OF TOTAL INVESTMENTS)

        1,100   New Jersey Health Care Facilities Financing Authority, Revenue        7/10 at 101.00        BBB-          1,211,232
                 Bonds, Trinitas Hospital Obligated Group, Series 2000,
                 7.500%, 7/01/30


                                       47

                        Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY (continued)

$         880   New Jersey Turnpike Authority, Revenue Bonds, Series 1991C,             No Opt. Call         AAA     $    1,015,573
                 6.500%, 1/01/16 - MBIA Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          300    6.500%, 1/01/16 - MBIA Insured (ETM)                                   No Opt. Call         AAA            347,793
        2,345    6.500%, 1/01/16 - MBIA Insured (ETM)                                   No Opt. Call         AAA          2,718,582

       11,960   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         AAA         12,786,436
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32 (Pre-refunded 6/01/12)

        3,995   Tobacco Settlement Financing Corporation, New Jersey,                 6/13 at 100.00         AAA          4,645,146
                 Tobacco Settlement Asset-Backed Bonds, Series 2003,
                 6.750%, 6/01/39 (Pre-refunded 6/01/13)

        5,000   Tobacco Settlement Financing Corporation, New Jersey,                 6/17 at 100.00         BBB          4,758,450
                 Tobacco Settlement Asset-Backed Bonds, Series 2007-1A,
                 4.750%, 6/01/34

------------------------------------------------------------------------------------------------------------------------------------
       25,580   Total New Jersey                                                                                         27,483,212
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 12.0% (7.1% OF TOTAL INVESTMENTS)

          855   Albany Industrial Development Agency, New York, Revenue               4/17 at 100.00         N/R            868,671
                 Bonds, Brighter Choice Charter Schools, Series 2007A,
                 5.000%, 4/01/32

                Dormitory Authority of the State of New York, State Personal
                Income Tax Revenue Bonds, Education, Series 2006C:
        1,510    5.000%, 12/15/31 (UB)                                               12/16 at 100.00         AAA          1,610,309
        3,330    5.000%, 12/15/35 (UB)                                               12/16 at 100.00         AAA          3,543,053
        3,030    5.000%, 12/15/35 (UB)                                               12/16 at 100.00         AAA          3,223,859

        1,200   Hempstead Industrial Development Agency, New York,                   12/10 at 100.00         BB+          1,231,032
                 Resource Recovery Revenue Refunding Bonds, American
                 Ref-Fuel Company of Hempstead LP, Series 2001,
                 5.000%, 12/01/10 (Mandatory put 6/01/10)

        4,070   Hudson Yards Infrastructure Corporation, New York, Revenue            2/17 at 100.00         AAA          4,014,038
                 Bonds, 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

        3,300   Long Island Power Authority, New York, Electric System               11/16 at 100.00         Aaa          3,196,446
                 Revenue Bonds, Series 2006F, 4.250%, 5/01/33 -
                 MBIA Insured (UB)

        6,740   New York City Transitional Finance Authority, New York,               5/08 at 101.00         AAA          6,872,374
                 Future Tax Secured Bonds, Fiscal Series 1998C,
                 5.000%, 5/01/26

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 1998C:
           35    5.000%, 5/01/26 (Pre-refunded 5/01/08)                               5/08 at 101.00         AAA             35,828
        8,790    5.000%, 5/01/26 (Pre-refunded 5/01/08)                               5/08 at 101.00         AAA          8,996,213

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2000C:
        3,630    5.875%, 11/01/16 (Pre-refunded 5/01/10)                              5/10 at 101.00         AAA          3,895,135
          220    5.875%, 11/01/16 (Pre-refunded 5/01/10)                              5/10 at 101.00         AAA            235,939
        5,000    5.500%, 11/01/24 (Pre-refunded 5/01/10)                              5/10 at 101.00         AAA          5,309,350

          990   New York State Medical Care Facilities Finance Agency,                8/07 at 100.00         AAA            996,643
                 FHA-Insured Mortgage Revenue Bonds, Hospital and Nursing
                 Home Projects, Series 1992B, 6.200%, 8/15/22

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
       10,800    5.500%, 6/01/16                                                      6/10 at 100.00         AA-         11,324,664
        2,500    5.500%, 6/01/18                                                      6/12 at 100.00         AA-          2,685,825

        4,645   New York State Urban Development Corporation, Service                 1/17 at 100.00         AA-          4,915,293
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

        6,250   Port Authority of New York and New Jersey, Special Project              No Opt. Call         AAA          7,244,438
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 6.250%, 12/01/15 - MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       66,895   Total New York                                                                                           70,199,110
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 2.6% (1.6% OF TOTAL INVESTMENTS)

        2,445   North Carolina Infrastructure Finance Corporation, Certificates       2/14 at 100.00         AA+          2,575,710
                 of Participation, Correctional Facilities, Series 2004A,
                 5.000%, 2/01/21


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA (continued)

$       2,000   North Carolina Municipal Power Agency 1, Catawba Electric               No Opt. Call         AAA     $    2,158,140
                 Revenue Bonds, Series 1992, 6.000%, 1/01/11 - MBIA Insured

       10,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA         10,709,100
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/18 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,445   Total North Carolina                                                                                     15,442,950
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 2.3% (1.4% OF TOTAL INVESTMENTS)

        8,065   Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A,          1/10 at 101.00         AAA          8,272,190
                 5.000%, 1/01/31 - FSA Insured

          935   Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A,          1/10 at 101.00         Aaa            974,663
                 5.000%, 1/01/31 (Pre-refunded 1/01/10) - FSA Insured

        3,000   Franklin County, Ohio, Development Revenue Bonds, American           10/09 at 101.00           A          3,150,150
                 Chemical Society, Series 1999, 5.800%, 10/01/14

        1,000   Franklin County, Ohio, FHA-Insured Multifamily Housing                7/07 at 101.00         Aa2          1,004,690
                 Mortgage Revenue Bonds, Hamilton Creek Apartments Project,
                 Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       13,000   Total Ohio                                                                                               13,401,693
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 0.7% (0.3% OF TOTAL INVESTMENTS)

          310   Oklahoma Housing Finance Agency, Single Family Mortgage               3/10 at 101.00         Aaa            323,470
                 Revenue Bonds, Homeownership Loan Program, Series 2000C-2,
                 6.200%, 9/01/28 (Alternative Minimum Tax)

        3,340   Tulsa Industrial Authority, Oklahoma, Hospital Revenue Refunding        No Opt. Call         AAA          3,528,376
                 Bonds, Hillcrest Medical Center, Series 1996, 6.500%, 6/01/09 -
                 CONNIE LEE/AMBA Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
        3,650   Total Oklahoma                                                                                            3,851,846
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 2.1% (1.2% OF TOTAL INVESTMENTS)

          500   Bucks County Industrial Development Authority, Pennsylvania,          3/17 at 100.00         BBB            503,655
                 Charter School Revenue Bonds, School Lane Charter School,
                 Series 2007A, 5.000%, 3/15/37

        3,500   Pennsylvania Economic Development Financing Authority,                7/07 at 100.00         BB+          3,503,290
                 Senior Lien Resource Recovery Revenue Bonds, Northampton
                 Generating Project, Series 1994A, 6.400%, 1/01/09
                 (Alternative Minimum Tax)

        5,485   Pennsylvania Public School Building Authority, Lease Revenue         12/16 at 100.00         AAA          5,464,376
                 Bonds, School District of Philadelphia, Series 2006B,
                 4.500%, 6/01/32 - FSA Insured (UB)

        2,600   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,            12/14 at 100.00         AAA          2,865,434
                 Series 2004A, 5.500%, 12/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,085   Total Pennsylvania                                                                                       12,336,755
------------------------------------------------------------------------------------------------------------------------------------


                PUERTO RICO - 2.4% (1.4% OF TOTAL INVESTMENTS)

       12,390   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA         14,276,130
                 Refunding Bonds, Series 1997, 6.500%, 7/01/13 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 3.7% (2.2% OF TOTAL INVESTMENTS)

       20,000   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB         21,590,400
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 4.2% (2.5% OF TOTAL INVESTMENTS)

        4,120   Medical University Hospital Authority, South Carolina,                8/14 at 100.00         AAA          4,406,381
                 FHA-Insured Mortgage Revenue Bonds, Series 2004A,
                 5.250%, 2/15/23 - MBIA Insured

        3,000   Myrtle Beach, South Carolina, Hospitality and Accommodation           6/14 at 100.00         AAA          3,135,390
                 Fee Revenue Bonds, Series 2004A, 5.000%, 6/01/36 -
                 FGIC Insured

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Bonds, Series 1991:
        5,000    6.250%, 1/01/21 - FGIC Insured                                         No Opt. Call         AAA          6,072,050
        5,750    4.000%, 1/01/23 - MBIA Insured                                       7/07 at 100.00         AAA          5,507,005

        5,085   Piedmont Municipal Power Agency, South Carolina, Electric               No Opt. Call         AAA          5,517,835
                 Revenue Refunding Bonds, Series 1998A, 5.500%, 1/01/13 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,955   Total South Carolina                                                                                     24,638,661
------------------------------------------------------------------------------------------------------------------------------------


                                       49

                        Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 0.3% (0.1% OF TOTAL INVESTMENTS)

$       1,750   South Dakota Health and Educational Facilities Authority,            11/14 at 100.00         AA-     $    1,888,110
                 Revenue Bonds, Sioux Valley Hospitals, Series 2004A,
                 5.500%, 11/01/31
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 0.5% (0.2% OF TOTAL INVESTMENTS)

        5,075   Knox County Health, Educational and Housing Facilities Board,          1/17 at 30.07          A-            934,257
                 Tennessee, Hospital Revenue Refunding Bonds, Covenant
                 Health, Series 2006, 0.000%, 1/01/41

        1,500   Metropolitan Government of Nashville-Davidson County,                 5/08 at 102.00          AA          1,548,510
                 Tennessee, Electric System Revenue Bonds, Series 1998A,
                 5.200%, 5/15/23

          680   Sullivan County Health Educational and Housing Facilities             9/16 at 100.00        BBB+            706,132
                 Board, Tennessee, Revenue Bonds, Wellmont Health System,
                 Series 2006C, 5.250%, 9/01/36

------------------------------------------------------------------------------------------------------------------------------------
        7,255   Total Tennessee                                                                                           3,188,899
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 17.8% (10.6% OF TOTAL INVESTMENTS)

        3,000   Alliance Airport Authority, Texas, Special Facilities Revenue        12/12 at 100.00        CCC+          2,919,390
                 Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29
                 (Alternative Minimum Tax)

        5,440   Board of Regents, University of Texas System, Financing System        2/17 at 100.00         AAA          5,249,654
                 Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)

        4,000   Central Texas Regional Mobility Authority, Travis and Williamson      1/15 at 100.00         AAA          4,174,400
                 Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/35 - FGIC Insured

        3,345   Columbia-Brazoria Independent School District, Texas, Unlimited       2/09 at 100.00         AAA          3,370,790
                 Tax School Building Bonds, Series 1999, 4.750%, 2/01/25

        2,250   Dallas-Ft. Worth International Airport, Texas, Joint Revenue         11/14 at 100.00         AAA          2,336,940
                 Bonds, Series 2004B, 5.000%, 11/01/27 - FSA Insured
                 (Alternative Minimum Tax)

        8,000   Dallas-Ft. Worth International Airport, Texas, Joint Revenue         11/11 at 100.00         AAA          8,600,560
                 Refunding and Improvement Bonds, Series 2001A,
                 5.875%, 11/01/19 - FGIC Insured (Alternative Minimum Tax)

        6,000   Garland Housing Finance Corporation, Texas, Multifamily              12/11 at 101.00         N/R          6,460,080
                 Housing Revenue Bonds, Legacy Pointe Apartments,
                 Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)

        7,000   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          7,266,560
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

       28,305   Houston, Texas, Hotel Occupancy Tax and Special Revenue                 No Opt. Call         AAA         11,113,675
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 0.000%, 9/01/28 - AMBAC Insured

        7,500   Houston, Texas, Junior Lien Water and Sewerage System                   No Opt. Call         AAA          9,318,750
                 Revenue Refunding Bonds, Series 2002A, 5.750%, 12/01/32 -
                 FSA Insured (ETM)

       33,505   Leander Independent School District, Williamson and Travis             8/14 at 25.08         AAA          5,993,709
                 Counties, Texas, General Obligation Bonds, Series 2006,
                 0.000%, 8/15/39

          125   Midland Housing Finance Corporation, Texas, Single Family             5/07 at 102.00         Aaa            125,253
                 Mortgage Revenue Refunding Bonds, Series 1992A,
                 8.450%, 12/01/11

                Montgomery Independent School District, Montgomery County, Texas,
                Unlimited Tax School Building and Refunding Bonds, Series 2001:
          730    5.500%, 2/15/21                                                      2/11 at 100.00         AAA            773,260
          760    5.500%, 2/15/23                                                      2/11 at 100.00         AAA            803,525

                Montgomery Independent School District, Montgomery County,
                Texas, Unlimited Tax School Building and Refunding Bonds, Series
                2001:
        1,570    5.500%, 2/15/21 (Pre-refunded 2/15/11)                               2/11 at 100.00         Aaa          1,668,737
        1,640    5.500%, 2/15/23 (Pre-refunded 2/15/11)                               2/11 at 100.00         Aaa          1,743,140

                Mt. Pleasant Independent School District, Titus County, Texas,
                General Obligation Refunding Bonds, Series 2001:
        3,025    5.000%, 2/15/26                                                      8/11 at 100.00         Aaa          3,121,951
        2,300    5.125%, 2/15/31                                                      8/11 at 100.00         Aaa          2,381,512

          700   Mt. Pleasant Independent School District, Titus County, Texas,        8/11 at 100.00         Aaa            739,067
                 General Obligation Refunding Bonds, Series 2001,
                 5.125%, 2/15/31 (Pre-refunded 8/15/11)

        6,000   Raven Hills Higher Education Corporation, Texas, Student              8/12 at 100.00         Aaa          6,364,500
                 Housing Revenue Bonds, Angelo State University - Texan
                 Hall LLC, Series 2002A, 5.000%, 8/01/25 (Pre-refunded
                 8/01/12) - MBIA Insured


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       3,410   Retama Development Corporation, Texas, Special Facilities            12/12 at 100.00         AAA     $    4,030,688
                 Revenue Bonds, Retama Park  Racetrack, Series 1993,
                 8.750%, 12/15/18 (Pre-refunded 12/15/12) (5)

        1,800   Sam Rayburn Municipal Power Agency, Texas, Power Supply              10/12 at 100.00          AA          1,954,332
                 System Revenue Refunding Bonds, Series 2002A,
                 5.750%, 10/01/21 - RAAI Insured

        4,700   Spring Branch Independent School District, Harris County,             2/11 at 100.00         AAA          4,931,569
                 Texas, Limited Tax Schoolhouse and Refunding Bonds,
                 Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)

        8,500   Travis County Health Facilities Development Corporation, Texas,       5/07 at 100.00         Aaa          9,218,675
                 Hospital Revenue Bonds, Daughters of Charity National
                 Health System, Series 1993B, 6.000%, 11/15/22 (ETM)

------------------------------------------------------------------------------------------------------------------------------------
      143,605   Total Texas                                                                                             104,660,717
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 4.2% (2.5% OF TOTAL INVESTMENTS)

        4,845   Bountiful, Davis County, Utah, Hospital Revenue Refunding            12/08 at 101.00         N/R          4,849,312
                 Bonds, South Davis Community Hospital Project, Series 1998,
                 5.750%, 12/15/18

        5,065   Intermountain Power Agency, Utah, Power Supply Revenue Bonds,         7/07 at 101.00     Aa3 (4)          5,083,639
                 Series 1996A, 6.150%, 7/01/14 (ETM)

           40   Intermountain Power Agency, Utah, Power Supply Revenue Bonds,         7/08 at 100.00         Aa3             40,832
                 Series 1996A, 6.150%, 7/01/14

       11,750   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00         AAA         12,023,305
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19 -
                 MBIA Insured

          525   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/10 at 100.00          AA            533,290
                 Series 2000G, 5.875%, 7/01/27 (Alternative Minimum Tax)

                Utah Housing Finance Agency, Single Family Mortgage Bonds,
                Series 2001C:
        1,630    5.500%, 1/01/18 (Alternative Minimum Tax)                            1/11 at 100.00         AA-          1,656,292
          515    5.650%, 1/01/21 (Alternative Minimum Tax)                            1/11 at 100.00         Aaa            527,911

------------------------------------------------------------------------------------------------------------------------------------
       24,370   Total Utah                                                                                               24,714,581
------------------------------------------------------------------------------------------------------------------------------------


                VIRGINIA - 1.4% (0.9% OF TOTAL INVESTMENTS)

        8,190   Hampton, Virginia, Revenue Bonds, Convention Center Project,          1/13 at 100.00         AAA          8,500,073
                 Series 2002, 5.000%, 1/15/35 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 10.0% (5.9% OF TOTAL INVESTMENTS)

        1,855   Chelan County Public Utility District 1, Washington, Hydro            7/09 at 101.00          AA          1,949,475
                 Consolidated System Revenue Bonds, Series 1999A,
                 6.200%, 7/01/34 (Alternative Minimum Tax)

        2,500   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA          2,729,775
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002C, 5.750%, 7/01/17 - MBIA Insured

        1,655   Everett, Washington, Limited Tax General Obligation Bonds,            9/07 at 100.00         Aaa          1,662,431
                 Series 1997, 5.125%, 9/01/17 - FSA Insured

          220   Grant County Public Utility District 2, Washington, Revenue           1/15 at 100.00         Aaa            237,789
                 Bonds, Wanapum Hydroelectric Development, Series 2005A,
                 5.000%, 1/01/34 (Pre-refunded 1/01/15) - FGIC Insured

        5,780   Grant County Public Utility District 2, Washington, Revenue           1/15 at 100.00         AAA          6,058,943
                 Bonds, Wanapum Hydroelectric Development, Series 2005A,
                 5.000%, 1/01/34 - FGIC Insured

        1,500   Snohomish County School District 6, Mukilteo, Washington,               No Opt. Call         AAA          1,646,850
                 Unlimited Tax General Obligation and Refunding Bonds,
                 Series 1993, 5.700%, 12/01/12 - FGIC Insured

        8,155   Tacoma, Washington, Electric System Revenue Refunding                 1/11 at 101.00         AAA          8,798,919
                 Bonds, Series 2001A, 5.750%, 1/01/20 (Pre-refunded 1/01/11) -
                 FSA Insured

        4,705   Tacoma, Washington, Sewerage Revenue Refunding Bonds,                   No Opt. Call         AAA          5,008,755
                 Series 1994B, 8.000%, 12/01/08 - FGIC Insured

       11,000   Washington Public Power Supply System, Revenue Refunding                No Opt. Call         Aaa         11,729,190
                 Bonds, Nuclear Project 3, Series 1993B, 7.000%, 7/01/09

        4,700   Washington Public Power Supply System, Revenue Refunding              7/08 at 102.00         Aaa          4,856,181
                 Bonds, Nuclear Project 3, Series 1998A, 5.125%, 7/01/18

        1,000   Washington State Healthcare Facilities Authority, Revenue             8/13 at 102.00         AAA          1,049,390
                 Bonds, Harrison Memorial Hospital, Series 1998,
                 5.000%, 8/15/28 - AMBAC Insured

        2,000   Washington State Healthcare Facilities Authority, Revenue             8/08 at 102.00          AA          2,042,100
                 Bonds, Highline Community Hospital, Series 1998,
                 5.000%, 8/15/21 - RAAI Insured


                                       51

                        Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                             Portfolio of INVESTMENTS April 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       5,500   Washington State Healthcare Facilities Authority, Revenue            11/08 at 101.00         Aaa     $    5,685,515
                 Bonds, Swedish Health Services, Series 1998,
                 5.500%, 11/15/14 - AMBAC Insured

        4,620   Washington State Tobacco Settlement Authority, Tobacco                6/13 at 100.00         BBB          5,087,821
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26

------------------------------------------------------------------------------------------------------------------------------------
       55,190   Total Washington                                                                                         58,543,134
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 2.3% (1.4% OF TOTAL INVESTMENTS)

          500   Wisconsin Health and Educational Facilities Authority, Revenue       12/08 at 100.00         AAA            510,615
                 Bonds, Medical College of Wisconsin Inc., Series 1996,
                 5.500%, 12/01/26 - MBIA Insured

        7,500   Wisconsin Health and Educational Facilities Authority,                2/12 at 101.00         AAA          7,886,850
                 Revenue Bonds, Ministry Healthcare Inc., Series 2002A,
                 5.250%, 2/15/32 - MBIA Insured

        5,000   Wisconsin State, General Obligation Bonds, Series 2006A,              5/16 at 100.00         AAA          5,194,900
                 4.750%, 5/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       13,000   Total Wisconsin                                                                                          13,592,365
------------------------------------------------------------------------------------------------------------------------------------
$   1,067,019   Total Investments (cost $938,913,132) - 168.6%                                                          990,119,885
------------------------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (13.0)%                                                                     (76,273,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                     11,840,722
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (57.6)%                                                       (338,400,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  587,287,607
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) The Issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                   (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES April 30, 2007 (Unaudited)
                                                                                  PREMIUM INCOME  PREMIUM INCOME 2  PREMIUM INCOME 4
                                                                                           (NPI)             (NPM)             (NPT)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,512,468,596,
   $984,220,786 and $938,913,132, respectively)                                   $1,587,716,040    $1,041,285,227   $  990,119,885
Cash                                                                                   1,907,546         1,907,833               --
Receivables:
   Interest                                                                           23,057,355        14,632,030       15,236,411
   Investments sold                                                                      405,621            20,238        1,585,000
Unrealized appreciation on forward swaps                                                 457,762                --               --
Other assets                                                                             154,016           112,396           86,970
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                 1,613,698,340     1,057,957,724    1,007,028,266
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                --                --          730,806
Floating rate obligations                                                            104,509,000        74,965,000       76,273,000
Payables:
   Investments purchased                                                              13,170,785         5,080,789        3,538,414
   Variation margin on futures contracts                                                      --           215,156               --
Accrued expenses:
   Management fees                                                                       733,743           485,957          461,059
   Other                                                                                 373,185            40,549          178,428
Preferred share dividends payable                                                        258,962           152,457          158,952
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                              119,045,675        80,939,908       81,340,659
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                               525,000,000       347,000,000       338,400,00
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                            $  969,652,665    $  630,017,816   $  587,287,607
====================================================================================================================================
Common shares outstanding                                                             63,785,430        41,093,661       43,236,703
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                          $        15.20    $        15.33   $        13.58
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                           $      637,854    $      410,937   $      432,367
Paid-in surplus                                                                      901,326,509       570,811,675      587,216,314
Undistributed (Over-distribution of) net investment income                             3,081,195           635,489         (233,863)
Accumulated net realized gain (loss) from investments and
   derivative transactions                                                           (11,098,099)        1,137,875      (51,333,964)
Net unrealized appreciation (depreciation) of investments and
   derivative transactions                                                            75,705,206        57,021,840       51,206,753
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                            $  969,652,665    $  630,017,816   $  587,287,607
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000       200,000,000      200,000,000
   Preferred                                                                           1,000,000         1,000,000        1,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended April 30, 2007 (Unaudited)
                                                                                   PREMIUM INCOME  PREMIUM INCOME 2 PREMIUM INCOME 4
                                                                                            (NPI)             (NPM)            (NPT)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $38,783,226       $24,858,123      $24,270,139
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                        4,458,584         2,952,355        2,800,405
Preferred shares - auction fees                                                          650,856           430,185          419,524
Preferred shares - dividend disbursing agent fees                                         29,753            29,753           39,671
Shareholders' servicing agent fees and expenses                                           70,296            25,270           34,082
Floating rate obligations interest expense and fees                                    1,810,280         1,163,228        1,291,837
Custodian's fees and expenses                                                            131,228           105,138          110,775
Directors' fees and expenses                                                              15,459             8,881            8,436
Professional fees                                                                         14,640            22,242           13,811
Shareholders' reports - printing and mailing expenses                                     65,839            45,079           42,183
Stock exchange listing fees                                                               11,411             7,351            7,735
Investor relations expense                                                                93,934            60,175           59,133
Other expenses                                                                            38,596            28,469           22,148
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and legal fee refund                        7,390,876         4,878,126        4,849,740
   Custodian fee credit                                                                  (99,203)          (69,165)         (43,853)
   Legal fee refund                                                                           --                --           (3,535)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           7,291,673         4,808,961        4,802,352
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 31,491,553        20,049,162       19,467,787
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                468,252           593,341          648,680
Net realized gain (loss) from futures                                                         --           548,314               --
Change in net unrealized appreciation (depreciation) of investments                   (8,723,160)       (5,162,403)      (4,733,421)
Change in net unrealized appreciation (depreciation) of forward swaps                    457,762                --               --
Change in net unrealized appreciation (depreciation) of futures                               --           (42,601)              --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                               (7,797,146)       (4,063,349)      (4,084,741)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                            (9,062,557)       (5,822,352)      (5,898,459)
From accumulated net realized gains                                                           --          (242,538)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                                       (9,062,557)       (6,064,890)      (5,898,459)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                                   $14,631,850       $ 9,920,923      $ 9,484,587
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                      PREMIUM INCOME (NPI)              PREMIUM INCOME 2 (NPM)             PREMIUM INCOME 4 (NPT)
                                 -----------------------------      ------------------------------     -----------------------------
                                   SIX MONTHS             YEAR        SIX MONTHS              YEAR       SIX MONTHS            YEAR
                                        ENDED            ENDED             ENDED             ENDED            ENDED           ENDED
                                      4/30/07         10/31/06           4/30/07          10/31/06          4/30/07        10/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 31,491,553     $ 63,713,302      $ 20,049,162      $ 39,883,922     $ 19,467,787    $ 38,892,247
Net realized gain (loss) from
   investments                        468,252       (4,641,502)          593,341           941,224          648,680        (819,649)
Net realized gain (loss)
   from futures                            --               --           548,314                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                  (8,723,160)      35,531,581        (5,162,403)       19,612,632       (4,733,421)     15,946,063
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                   457,762               --                --                --               --              --
Change in net unrealized appreciation
   (depreciation) of futures               --               --           (42,601)               --               --              --
Distributions to
   Preferred Shareholders:
   From net investment income      (9,062,557)     (16,526,117)       (5,822,352)      (10,401,251)      (5,898,459)    (10,652,875)
   From accumulated net
      realized gains                       --               --          (242,538)         (492,501)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                 14,631,850       78,077,264         9,920,923        49,544,026        9,484,587      43,365,786
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (22,580,046)     (47,922,007)      (14,177,319)      (31,337,848)     (14,138,402)    (29,941,424)
From accumulated net realized gains        --               --          (706,808)       (2,506,898)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders         (22,580,046)     (47,922,007)      (14,884,127)      (33,844,746)     (14,138,402)    (29,941,424)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (7,948,196)      30,155,257        (4,963,204)       15,699,280       (4,653,815)     13,424,362
Net assets applicable to
   Common shares at the
   beginning of period            977,600,861      947,445,604       634,981,020       619,281,740      591,941,422     578,517,060
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $969,652,665     $977,600,861      $630,017,816      $634,981,020     $587,287,607    $591,941,422
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                 $  3,081,195     $  3,232,245      $    635,489      $    585,998     $   (233,863)   $    335,211
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                             CASH FLOWS Six Months Ended April 30, 2007 (Unaudited)
                                                                                                                   PREMIUM INCOME 4
                                                                                                                              (NPT)
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS                                     $   9,484,587
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
   Purchases of investments                                                                                            (112,635,139)
   Proceeds from sales and maturities of investments                                                                     67,210,005
   Amortization/(Accretion) of premiums and discounts, net                                                                  146,585
   (Increase) Decrease in receivable for interest                                                                           114,934
   (Increase) Decrease in receivable for investments sold                                                                13,639,896
   (Increase) Decrease in other assets                                                                                       19,621
   Increase (Decrease) in payable for investments purchased                                                             (25,281,495)
   Increase (Decrease) in accrued management fees                                                                           (17,727)
   Increase (Decrease) in accrued other liabilities                                                                         (25,289)
   Increase (Decrease) in Preferred shares dividends payable                                                                 32,177
   Net realized (gain) loss from investments                                                                               (648,680)
   Net realized (gain) loss from paydowns                                                                                       797
   Change in net unrealized (appreciation) depreciation of investments                                                    4,733,421
   Taxes paid on undistributed capital gains                                                                                 (8,596)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                                                  (43,234,903)
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in floating rate obligations                                                                                    59,328,000
Cash distributions paid to Common shareholders                                                                          (14,138,402)
------------------------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                                                                      45,189,598
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                                           1,954,695
Cash at the beginning of period                                                                                          (2,685,501)
------------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                                                             $    (730,806)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Premium Income Municipal Fund, Inc. (NPI), Nuveen Premium Income Municipal Fund 2, Inc. (NPM) and Nuveen Premium Income Municipal Fund 4, Inc. (NPT). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for a municipal bond, forward swap contract or futures contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2007, Premium Income (NPI), Premium Income 2 (NPM) and Premium Income 4 (NPT) had outstanding when-issued/delayed delivery purchase commitments of $13,170,785, $5,080,789 and $3,538,414, respectively.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented on the Statement of Operations for Premium Income 4 (NPT) reflects a refund of workout expenditures paid in prior reporting period.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:
                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                      3,800        2,000        2,200
   Series M2                                     2,000           --           --
   Series T                                      3,800        3,000        2,000
   Series T2                                        --           --        1,328
   Series W                                      3,800        2,000        1,680
   Series W2                                        --           --          520
   Series TH                                     3,800        3,000        2,680
   Series F                                      3,800        2,000        1,800
   Series F2                                        --        1,880        1,328
--------------------------------------------------------------------------------
Total                                           21,000       13,880       13,536
================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

During the six months ended April 30, 2007, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2007, were as follows:

                                             PREMIUM       PREMIUM       PREMIUM
                                              INCOME      INCOME 2      INCOME 4
                                               (NPI)         (NPM)         (NPT)
--------------------------------------------------------------------------------
Average floating rate obligations        $94,491,099   $60,679,669   $67,462,807
Average annual interest rate and fees          3.86%         3.87%         3.86%
================================================================================

Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Futures Contracts

The Funds are authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is noted in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



2. FUND SHARES

None of the Funds engaged in transactions in their own shares during the six months ended April 30, 2007, nor during the fiscal year ended October 31, 2006.

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended April 30, 2007, were as follows:

                                           PREMIUM        PREMIUM        PREMIUM
                                            INCOME       INCOME 2       INCOME 4
                                             (NPI)          (NPM)          (NPT)
--------------------------------------------------------------------------------
Purchases                             $193,672,555   $113,736,925   $112,635,139
Sales and maturities                    74,068,332     49,300,566     67,210,005
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2007, the cost of investments was as follows:

                                           PREMIUM        PREMIUM        PREMIUM
                                            INCOME       INCOME 2       INCOME 4
                                             (NPI)          (NPM)          (NPT)
--------------------------------------------------------------------------------
Cost of investments                 $1,406,689,381   $908,970,486   $862,278,189
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

                                           PREMIUM        PREMIUM        PREMIUM
                                            INCOME       INCOME 2       INCOME 4
                                             (NPI)          (NPM)          (NPT)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                        $77,727,123    $58,050,164   $52,653,514
   Depreciation                         (1,238,424)      (540,087)   (1,062,696)
--------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments       $76,488,699    $57,510,077   $51,590,818
================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2006, the Funds' last tax year end, were as follows:

                                           PREMIUM        PREMIUM        PREMIUM
                                            INCOME       INCOME 2       INCOME 4
                                             (NPI)          (NPM)          (NPT)
--------------------------------------------------------------------------------
Undistributed net tax-exempt income *   $5,987,415     $2,669,892     $2,199,795
Undistributed net ordinary income **        46,762             --          5,337
Undistributed net long-term capital gains       --        945,566             --
================================================================================
* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 2, 2006, paid on November 1, 2006.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended October 31, 2006, was designated for purposes of the dividends paid deduction as follows:

                                           PREMIUM        PREMIUM        PREMIUM
                                            INCOME       INCOME 2       INCOME 4
                                             (NPI)          (NPM)          (NPT)
--------------------------------------------------------------------------------
Distributions from net
   tax-exempt income                   $64,988,153    $42,229,150    $40,998,508
Distributions from net
   ordinary income **                       99,455         27,952             --
Distributions from net
   long-term capital gains                      --      3,000,248             --
================================================================================
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2006, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                          PREMIUM        PREMIUM
                                                           INCOME       INCOME 4
                                                            (NPI)          (NPT)
--------------------------------------------------------------------------------
Expiration year:
   2008                                               $        --    $ 2,151,015
   2009                                                        --             --
   2010                                                   695,347     18,079,555
   2011                                                 6,263,502     24,792,603
   2012                                                        --             --
   2013                                                        --      6,161,830
   2014                                                 4,614,516        806,337
--------------------------------------------------------------------------------
Total                                                 $11,573,365    $51,991,340
================================================================================

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2007, the complex-level fee rate was .1824%.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================
(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by October 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2007, to shareholders of record on May 15, 2007, as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Dividend per share                              $.0590       $.0575       $.0545
================================================================================

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with an investor group majority-led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch, Wachovia, Citigroup, Deutsche Bank and Morgan Stanley. It is anticipated that Merrill Lynch and its affiliates will be indirect "affiliated persons" (as that term is defined in the Investment Company Act of 1940) of the Funds. Under the terms of the merger, each outstanding share of Nuveen Investments' common stock (other than dissenting shares) will be converted into the right to receive a specified amount of cash, without interest. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining the approval of Nuveen Investments shareholders, obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement, and expiration of certain regulatory waiting periods. The obligations of Madison Dearborn Partners, LLC to consummate the merger are not conditioned on its obtaining financing. The Merger Agreement includes a "go shop" provision through July 19, 2007 during which Nuveen Investments may actively solicit and negotiate competing takeover proposals.

The consummation of the merger will be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement between each Fund and the Adviser, and will result in the automatic termination of each Fund's agreement. Prior to the consummation of the merger, it is anticipated that the Board of Directors of each Fund will consider a new investment management agreement with the Adviser. If approved by the Board, the new agreement would be presented to the Fund's shareholders for approval, and, if so approved by shareholders, would take effect upon consummation of the merger. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

                        Financial
                               HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                                    Investment Operations                                 Less Distributions
                              ------------------------------------------------------------------  ----------------------------------
                                                        Distributions   Distributions
                                                             from Net            from                    Net
                   Beginning                               Investment         Capital             Investment     Capital
                      Common                      Net       Income to        Gains to              Income to    Gains to
                       Share         Net    Realized/       Preferred       Preferred                 Common      Common
                   Net Asset  Investment   Unrealized          Share-          Share-                 Share-      Share-
                       Value      Income   Gain (Loss)        holders+        holders+     Total     holders     holders      Total
====================================================================================================================================
PREMIUM INCOME (NPI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                $15.33      $ .49        $(.13)          $(.14)           $ --      $ .22       $(.35)       $ --      $(.35)
2006                    14.85       1.00          .49            (.26)             --       1.23        (.75)         --       (.75)
2005                    15.20        .98         (.26)           (.16)             --        .56        (.91)         --       (.91)
2004                    14.87       1.01          .36            (.08)             --       1.29        (.96)         --       (.96)
2003                    14.87       1.05         (.03)           (.07)             --        .95        (.95)         --       (.95)
2002                    15.27       1.10         (.48)           (.11)             --        .51        (.91)         --       (.91)

PREMIUM INCOME 2 (NPM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                 15.45        .49         (.09)           (.14)           (.01)       .25        (.35)       (.02)      (.37)
2006                    15.07        .97          .49            (.25)           (.01)      1.20        (.76)       (.06)      (.82)
2005                    15.53        .98         (.24)           (.16)           (.01)       .57        (.93)       (.10)     (1.03)
2004                    15.09       1.02          .48            (.08)             --       1.42        (.98)         --       (.98)
2003                    15.27       1.08         (.10)           (.07)           (.01)       .90        (.98)       (.10)     (1.08)
2002                    15.53       1.17         (.30)           (.11)           (.01)       .75        (.96)       (.05)     (1.01)
====================================================================================================================================
                                                    Total Returns
                                              -----------------------
                                                              Based
                       Ending                                    on
                       Common                  Based         Common
                        Share      Ending         on      Share Net
                    Net Asset      Market     Market          Asset
                        Value       Value      Value**        Value**
=====================================================================
PREMIUM INCOME (NPI)
---------------------------------------------------------------------
Year Ended 10/31:
2007(b)                $15.20      $14.31       3.79%          1.47%
2006                    15.33       14.13       7.52           8.53
2005                    14.85       13.87       3.37           3.71
2004                    15.20       14.30       8.82           9.00
2003                    14.87       14.06       6.48           6.58
2002                    14.87       14.11       5.51           3.47

PREMIUM INCOME 2 (NPM)
---------------------------------------------------------------------
Year Ended 10/31:
2007(b)                 15.33       14.40       5.11           1.58
2006                    15.45       14.05       6.71           8.24
2005                    15.07       13.97       2.98           3.71
2004                    15.53       14.57       9.48           9.77
2003                    15.09       14.25       6.57           6.07
2002                    15.27       14.40       5.59           5.03
=====================================================================
                                                              Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                   Ratios to Average Net Assets
                                        Applicable to Common Shares                   Applicable to Common Shares
                                           Before Credit/Refund                          After Credit/Refund***
                               -------------------------------------------   -------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable       Expenses        Expenses          Net      Expenses       Expenses              Net    Portfolio
                   to Common      Including       Excluding   Investment     Including      Excluding       Investment     Turnover
                 Shares (000)  Interest++(a)   Interest++(a)      Income++    Interest++(a)  Interest++(a)      Income++       Rate
====================================================================================================================================
PREMIUM
INCOME (NPI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)             $969,653           1.53%*          1.16%*       6.50%*        1.51%*         1.13%*           6.52%*          5%
2006                 977,601           1.19            1.19         6.64          1.16           1.16             6.68           15
2005                 947,446           1.19            1.19         6.44          1.18           1.18             6.45           20
2004                 969,539           1.21            1.21         6.76          1.20           1.20             6.76           17
2003                 948,312           1.22            1.22         7.02          1.22           1.22             7.02           24
2002                 948,726           1.22            1.22         7.39          1.22           1.22             7.39            4

PREMIUM
INCOME 2 (NPM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)              630,018           1.55*           1.18*        6.37*         1.53*          1.16*            6.39*           5
2006                 634,981           1.20            1.20         6.42          1.20           1.20             6.43           15
2005                 619,282           1.20            1.20         6.40          1.19           1.19             6.40           15
2004                 637,981           1.21            1.21         6.75          1.21           1.21             6.76           23
2003                 619,916           1.22            1.22         7.06          1.21           1.21             7.07           21
2002                 627,659           1.22            1.22         7.70          1.21           1.21             7.71           21
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  --------------------------
                Aggregate   Liquidation                Aggregate
                   Amount    and Market        Asset       Amount         Asset
              Outstanding         Value     Coverage  Outstanding      Coverage
                    (000)     Per Share    Per Share        (000)    Per $1,000
================================================================================
PREMIUM INCOME (NPI)
--------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)          $525,000       $25,000      $71,174      $104,509      $15,302
2006              525,000        25,000       71,552            --           --
2005              525,000        25,000       70,116            --           --
2004              525,000        25,000       71,169            --           --
2003              525,000        25,000       70,158            --           --
2002              525,000        25,000       70,177            --           --

PREMIUM INCOME 2 (NPM)
--------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)           347,000        25,000       70,390        74,965       14,033
2006              347,000        25,000       70,748            --           --
2005              347,000        25,000       69,617            --           --
2004              347,000        25,000       70,964            --           --
2003              347,000        25,000       69,663            --           --
2002              347,000        25,000       70,220            --           --
================================================================================
*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and legal fee refund, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1-Inverse Floating Rate Securities.
(b)  For the six months ended April 30, 2007.

                                 See accompanying notes to financial statements.


                                  64-65 spread

          Selected data for a Common share outstanding throughout each period:

                                                    Investment Operations                                 Less Distributions
                              ------------------------------------------------------------------  ----------------------------------
                                                        Distributions   Distributions
                                                             from Net            from                    Net
                   Beginning                               Investment         Capital             Investment     Capital
                      Common                      Net       Income to        Gains to              Income to    Gains to
                       Share         Net    Realized/       Preferred       Preferred                 Common      Common
                   Net Asset  Investment   Unrealized          Share-          Share-                 Share-      Share-
                       Value      Income   Gain (Loss)        holders+        holders+     Total     holders     holders      Total
====================================================================================================================================
PREMIUM INCOME 4 (NPT)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)               $13.69       $ .45        $(.09)          $(.14)           $ --      $ .22       $(.33)       $ --      $(.33)
2006                   13.38         .90          .35            (.25)             --       1.00        (.69)         --       (.69)
2005                   13.54         .91         (.10)           (.16)             --        .65        (.81)         --       (.81)
2004                   13.15         .94          .40            (.08)             --       1.26        (.87)         --       (.87)
2003                   13.46         .93         (.32)           (.07)             --        .54        (.85)         --       (.85)
2002                   14.22        1.00         (.80)           (.11)             --        .09        (.85)         --       (.85)
====================================================================================================================================
                                                    Total Returns
                                              -----------------------
                                                              Based
                       Ending                                    on
                       Common                  Based         Common
                        Share      Ending         on      Share Net
                    Net Asset      Market     Market          Asset
                        Value       Value      Value**        Value**
=====================================================================
PREMIUM
INCOME 4 (NPT)
---------------------------------------------------------------------
Year Ended 10/31:
2007(b)               $13.58       $12.99       4.07%          1.60%
2006                   13.69        12.80       9.89           7.72
2005                   13.38        12.31       3.07           4.87
2004                   13.54        12.74       8.98           9.90
2003                   13.15        12.52       3.09           4.12
2002                   13.46        12.97        .52            .76
=====================================================================
                                                              Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets                 Ratios to Average Net Assets
                                          Applicable to Common Shares                 Applicable to Common Shares
                                             Before Credit/Refund                       After Credit/Refund***
                                ------------------------------------------  --------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable       Expenses       Expenses          Net     Expenses        Expenses              Net    Portfolio
                    to Common      Including      Excluding   Investment    Including       Excluding       Investment     Turnover
                  Shares (000)  Interest++(a)  Interest++(a)      Income++   Interest++(a)   Interest++(a)      Income++       Rate
====================================================================================================================================
PREMIUM
INCOME 4 (NPT)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)              $587,288           1.66%*         1.22%*       6.64%*       1.64%*          1.20%*           6.66%*          7%
2006                  591,941           1.25           1.25         6.70         1.23            1.23             6.71            9
2005                  578,517           1.26           1.26         6.63         1.22            1.22             6.66            7
2004                  585,284           1.30           1.30         7.10         1.29            1.29             7.10            6
2003                  568,776           1.36           1.36         6.95         1.35            1.35             6.96           17
2002                  581,961           1.36           1.36         7.36         1.35            1.35             7.37           16
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  --------------------------
                Aggregate   Liquidation                Aggregate
                   Amount    and Market        Asset       Amount         Asset
              Outstanding         Value     Coverage  Outstanding      Coverage
                    (000)     Per Share    Per Share        (000)    Per $1,000
================================================================================
PREMIUM INCOME 4 (NPT)
--------------------------------------------------------------------------------

Year Ended 10/31:
2007(b)          $338,400       $25,000      $68,387      $76,273       $13,137
2006              338,400        25,000       68,731           --            --
2005              338,400        25,000       67,739           --            --
2004              338,400        25,000       68,239           --            --
2003              338,400        25,000       67,019           --            --
2002              338,400        25,000       67,983           --            --
================================================================================
*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and legal fee refund, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1-Inverse Floating Rate Securities.
(b)  For the six months ended April 30, 2007.

                                 See accompanying notes to financial statements.


                                  66-67 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY



Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
       TERMS USED IN THIS REPORT



AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Other Useful
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

For Funds listed on the New York Stock Exchange, each Fund's Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $166 billion in assets, as of March 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/CEF           o Investor education
                                o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-E-0407D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Premium Income Municipal Fund 4, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          Vice President and Secretary

Date: July 9, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 9, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 9, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.